UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Environmental Bond Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	25.2%
AAA	2.3%
AA	3.9%
A	12.2%
BBB	28.9%
BB and Below	5.1%
Not Rated	2.9%
Short-Term Investments and Net Other Assets	19.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	48.7%
U.S. Government and U.S. Government Agency Obligations	25.2%
Asset-Backed Securities	1.6%
Other Investments	5.0%
Short-Term Investments and Net Other Assets (Liabilities)	19.5%

 * Foreign investments – 21.0%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.7%
		Principal Amount(a)	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.3%
TELUS Corp. 3.4% 5/13/32		$200,000	$202,294
Verizon Communications, Inc.:
1.5% 9/18/30		950,000	839,099
3.875% 2/8/29		1,250,000	1,327,203
			2,368,596
Interactive Media & Services - 0.3%
Alphabet, Inc. 1.1% 8/15/30		325,000	293,350

TOTAL COMMUNICATION SERVICES			2,661,946

CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.9%
Valeo SA 1% 8/3/28 (Reg. S)	EUR	400,000	406,058
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	500,000	514,837
			920,895
Automobiles - 0.9%
Ford Motor Co. 3.25% 2/12/32		1,000,000	943,130
Hotels, Restaurants & Leisure - 0.6%
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	100,000	107,792
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	380,000	490,883
			598,675
Household Durables - 0.4%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	300,000	362,300
Specialty Retail - 0.1%
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	100,000	106,201
Textiles, Apparel & Luxury Goods - 0.5%
AXA Logistics Europe Master SCA 0.375% 11/15/26 (Reg. S)	EUR	500,000	535,723

TOTAL CONSUMER DISCRETIONARY			3,466,924

CONSUMER STAPLES - 3.4%
Beverages - 0.5%
PepsiCo, Inc. 2.875% 10/15/49		500,000	473,155
Food & Staples Retailing - 1.2%
Tesco Corporate Treasury Services PLC 1.875% 11/2/28 (Reg. S)	GBP	300,000	383,358
Walmart, Inc. 1.8% 9/22/31		900,000	845,248
			1,228,606
Food Products - 1.5%
General Mills, Inc. 2.25% 10/14/31		1,600,000	1,504,131
Household Products - 0.2%
Henkel AG & Co. KGaA 1.75% 11/17/26 (Reg. S)		200,000	194,624

TOTAL CONSUMER STAPLES			3,400,516

FINANCIALS - 13.6%
Banks - 10.2%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		500,000	478,106
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	525,000	587,126
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 1.53% 12/6/25 (c)(d)		1,500,000	1,457,156
0.981% 9/25/25 (c)		625,000	600,844
2.456% 10/22/25 (c)		325,000	324,189
Bank of Ireland Group PLC 0.375% 5/10/27 (Reg. S) (c)	EUR	455,000	483,530
Bank of Nova Scotia 0.65% 7/31/24		250,000	241,228
Bayerische Landesbank 1.375% 11/22/32 (Reg. S) (c)	EUR	200,000	210,000
BNP Paribas SA:
0.5% 5/30/28 (Reg. S) (c)	EUR	200,000	213,461
1.675% 6/30/27 (b)(c)		800,000	757,335
BPCE SA 0.5% 1/14/28 (Reg. S) (c)	EUR	100,000	106,840
CaixaBank SA 1.25% 6/18/31 (Reg. S) (c)	EUR	200,000	212,572
Canadian Imperial Bank of Commerce 0.95% 10/23/25		325,000	309,417
Fifth Third Bancorp 1.707% 11/1/27 (c)		500,000	480,388
ING Groep NV:
0.875% 6/9/32 (Reg. S) (c)	EUR	300,000	314,977
1.4% 7/1/26 (b)(c)		800,000	768,108
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)		325,000	318,747
0.768% 8/9/25 (c)		700,000	672,831
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	300,000	386,927
Rabobank Nederland 1.004% 9/24/26 (b)(c)		750,000	710,607
Royal Bank of Canada 1.15% 7/14/26		500,000	473,383
Wells Fargo & Co. 0.805% 5/19/25 (c)		200,000	193,551
			10,301,323
Consumer Finance - 0.3%
Toyota Motor Credit Corp. 2.15% 2/13/30		325,000	312,266
Diversified Financial Services - 1.8%
Acciona Energia Financiacion Filiales SA 0.375% 10/7/27 (Reg. S)	EUR	200,000	213,224
ACEF Holding SCA 1.25% 4/26/30 (Reg. S)	EUR	200,000	208,792
CBRE Global Investors Pan European Core Fund 0.9% 10/12/29 (Reg. S)	EUR	200,000	208,313
Hitachi Finance (UK) PLC 0% 10/29/24 (Reg. S)	EUR	200,000	219,788
Rexford Industrial Realty LP 2.15% 9/1/31		714,000	643,186
VMED O2 UK Financing I PLC:
4.5% 7/15/31 (Reg. S)	GBP	100,000	121,319
4.75% 7/15/31 (b)		200,000	191,740
			1,806,362
Insurance - 1.3%
Metropolitan Life Global Funding I 0.95% 7/2/25 (b)		750,000	721,091
Pacific Life Global Funding II 1.375% 4/14/26 (b)		250,000	242,451
Prudential Financial, Inc. 1.5% 3/10/26		325,000	317,889
			1,281,431

TOTAL FINANCIALS			13,701,382

HEALTH CARE - 1.2%
Biotechnology - 0.4%
Amgen, Inc. 3% 2/22/29		400,000	404,224
Health Care Providers & Services - 0.0%
Kaiser Foundation Hospitals 3.15% 5/1/27		50,000	51,816
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.9% 12/10/28		800,000	774,073

TOTAL HEALTH CARE			1,230,113

INDUSTRIALS - 2.2%
Airlines - 0.1%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)		106,990	104,694
Building Products - 1.6%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30		950,000	865,760
Owens Corning 3.95% 8/15/29		700,000	730,695
			1,596,455
Transportation Infrastructure - 0.5%
Aeroporti di Roma SPA 1.625% 2/2/29 (Reg. S)	EUR	320,000	348,054
Holding d'Infrastructures et des Metiers de l'Environnement 0.125% 9/16/25 (Reg. S)	EUR	100,000	108,940
			456,994

TOTAL INDUSTRIALS			2,158,143

INFORMATION TECHNOLOGY - 3.4%
IT Services - 0.3%
MasterCard, Inc. 1.9% 3/15/31		325,000	306,870
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc. 1.7% 10/1/28		700,000	668,432
Micron Technology, Inc. 2.703% 4/15/32		700,000	654,661
			1,323,093
Software - 1.4%
Autodesk, Inc. 2.4% 12/15/31		1,600,000	1,473,805
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 3% 6/20/27		350,000	364,211

TOTAL INFORMATION TECHNOLOGY			3,467,979

MATERIALS - 0.1%
Chemicals - 0.1%
Evonik Industries AG 1.375% 9/2/81 (Reg. S) (c)	EUR	100,000	102,735
REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 7.7%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34		400,000	390,904
3.8% 4/15/26		250,000	263,578
AvalonBay Communities, Inc. 1.9% 12/1/28		250,000	238,591
Boston Properties, Inc.:
3.4% 6/21/29		625,000	638,856
4.5% 12/1/28		700,000	764,299
Duke Realty LP:
2.25% 1/15/32		200,000	186,433
2.875% 11/15/29		625,000	621,831
ERP Operating LP:
1.85% 8/1/31		500,000	463,491
4.15% 12/1/28		325,000	349,238
Federal Realty Investment Trust 1.25% 2/15/26		325,000	310,781
Kimco Realty Corp. 2.7% 10/1/30		625,000	607,496
Prologis LP 1.25% 10/15/30		625,000	551,083
UDR, Inc. 1.9% 3/15/33		775,000	678,077
Welltower, Inc. 2.7% 2/15/27		625,000	630,960
WP Carey, Inc. 2.45% 2/1/32		1,200,000	1,114,297
			7,809,915
Real Estate Management & Development - 1.7%
Blackstone Property Partners Europe LP 1.625% 4/20/30 (Reg. S)	EUR	300,000	311,448
CTP BV:
0.5% 6/21/25 (Reg. S)	EUR	200,000	216,913
0.75% 2/18/27 (Reg. S)	EUR	100,000	104,247
1.5% 9/27/31 (Reg. S)	EUR	100,000	98,951
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	385,000	396,551
Lend Lease Finance Ltd. 3.4% 10/27/27 (Reg. S)	AUD	90,000	63,926
NE Property BV 2% 1/20/30 (Reg. S)	EUR	100,000	103,155
P3 Group SARL 0.875% 1/26/26 (Reg. S)	EUR	200,000	217,697
Vesteda Finance BV 0.75% 10/18/31 (Reg. S)	EUR	200,000	204,999
			1,717,887

TOTAL REAL ESTATE			9,527,802

UTILITIES - 9.4%
Electric Utilities - 7.4%
Avangrid, Inc. 3.15% 12/1/24		500,000	509,350
Duke Energy Carolinas LLC 3.95% 11/15/28		325,000	351,157
Duke Energy Progress LLC 3.45% 3/15/29		325,000	339,556
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/80 (Reg. S) (c)	EUR	500,000	535,397
ENEL Finance International NV:
0% 5/28/26 (Reg. S)	EUR	100,000	107,251
1.375% 7/12/26 (b)		800,000	755,740
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	600,000	635,146
Georgia Power Co. 3.25% 4/1/26		400,000	411,005
MidAmerican Energy Co. 3.1% 5/1/27		500,000	514,958
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		1,250,000	1,188,039
Northern States Power Co. 2.25% 4/1/31		625,000	597,288
NSTAR Electric Co.:
3.1% 6/1/51		200,000	186,353
3.25% 5/15/29		325,000	332,829
3.95% 4/1/30		325,000	349,435
Public Service Co. of Colorado 3.7% 6/15/28		325,000	343,996
Southwestern Public Service Co. 3.75% 6/15/49		325,000	333,428
			7,490,928
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp. 2.45% 1/15/31		700,000	647,948
Multi-Utilities - 1.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		625,000	641,869
Dominion Energy, Inc. 2.25% 8/15/31		630,000	583,152
RWE AG 0.5% 11/26/28 (Reg. S)	EUR	150,000	161,977
			1,386,998

TOTAL UTILITIES			9,525,874

TOTAL NONCONVERTIBLE BONDS
(Cost $52,322,582)			49,243,414

U.S. Government and Government Agency Obligations - 36.2%
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 1.5% 9/15/31		200,000	188,285
U.S. Treasury Obligations - 36.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 3/8/22 to 4/7/22		14,500,000	14,499,158
U.S. Treasury Bonds:
1.75% 8/15/41		$4,350,000	$3,987,047
1.875% 11/15/51		3,100,000	2,892,203
2% 11/15/41		3,300,000	3,159,234
2% 8/15/51		4,943,000	4,741,418
2.25% 5/15/41		570,000	568,196
2.25% 2/15/52		700,000	713,125
U.S. Treasury Notes:
0.25% 9/30/23		1,210,000	1,189,061
0.25% 6/15/24 (e)		150,000	145,617
0.75% 12/31/23		150,000	148,125
0.875% 9/30/26		650,000	624,889
1.25% 9/30/28 (e)		727,000	700,817
1.375% 11/15/31		3,235,000	3,101,051

TOTAL U.S. TREASURY OBLIGATIONS			36,469,941

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,232,899)			36,658,226

U.S. Government Agency - Mortgage Securities - 2.3%
Fannie Mae - 0.7%
1.5% 9/1/36		225,737	220,186
2% 6/1/36 to 11/1/41		455,913	448,894

TOTAL FANNIE MAE			669,080

Freddie Mac - 1.6%
1.5% 12/1/31 to 12/1/36		689,971	677,513
2% 4/1/51 to 1/1/52		593,094	569,669
2.5% 2/1/52		400,000	395,503

TOTAL FREDDIE MAC			1,642,685

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,358,071)			2,311,765

Asset-Backed Securities - 1.6%
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS Class A, 2.31% 10/20/48 (b)		$378,644	$367,867
Series 2022-1GS Class A, 2.7% 1/20/49 (b)		800,000	796,535
Sunnova Helios Viii Issuer LLC Series 2022-A Class A, 2.79% 2/22/49 (b)		250,000	247,783
Sunrun Callisto Issuer, LLC Series 2021-2A Class A, 2.27% 1/30/57 (b)		198,531	191,606
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)		50,000	49,789
TOTAL ASSET-BACKED SECURITIES
(Cost $1,673,670)			1,653,580

Commercial Mortgage Securities - 1.0%
Freddie Mac sequential payer:
Series 2020-KG03 Class A2, 1.297% 6/25/30		160,000	147,351
Series 2021-KG05 Class A2, 2% 1/25/31		450,000	436,203
Series 2021-KG06 Class A2, 1.777% 10/25/31		400,000	379,277
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,025,561)			962,831

Foreign Government and Government Agency Obligations - 1.9%
German Federal Republic 0% 8/15/30 (Reg. S) (Cost $1,991,112)	EUR	1,719,000	1,930,160

Preferred Securities - 3.1%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica Europe BV 2.502% (Reg. S) (c)(f)	EUR	500,000	530,923
FINANCIALS - 0.5%
Banks - 0.5%
Banco Bilbao Vizcaya Argentaria SA 6% (Reg. S) (c)(f)	EUR	400,000	465,909
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj 4.496% (Reg. S) (c)(f)	EUR	100,000	102,641
UTILITIES - 2.0%
Electric Utilities - 2.0%
Iberdrola Finanzas SAU 1.575% (Reg. S) (c)(f)	EUR	200,000	206,205
Iberdrola International BV 3.25% (Reg. S) (c)(f)	EUR	400,000	463,836
ORSTED A/S 2.25% (Reg. S) (c)(f)	EUR	400,000	452,303
TenneT Holding BV 2.995% (Reg. S) (c)(f)	EUR	525,000	612,066
Terna - Rete Elettrica Naziona 2.375% (Reg. S) (c)(f)	EUR	300,000	322,517
			2,056,927
TOTAL PREFERRED SECURITIES
(Cost $3,464,314)			3,156,400
		Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.07% (g)
(Cost $5,735,732)		5,734,585	5,735,732
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $105,803,941)			101,652,108
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(480,569)
NET ASSETS - 100%			$101,171,539

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	3	March 2022	$561,881	$(4,280)	$(4,280)
ICE Long Gilt Contracts (United Kingdom)	5	June 2022	825,559	261	261
TOTAL BOND INDEX CONTRACTS					(4,019)
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	37	June 2022	5,229,141	(53,269)	(53,269)
TOTAL FUTURES CONTRACTS					$(57,288)

The notional amount of futures sold as a percentage of Net Assets is 6.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	96,862	EUR	86,000	BNP Paribas	3/1/22	$434
EUR	50,000	USD	56,165	BNP Paribas	3/2/22	(103)
EUR	9,000	USD	10,249	BNP Paribas	5/12/22	(130)
EUR	141,000	USD	159,192	BNP Paribas	5/12/22	(657)
EUR	88,000	USD	99,796	HSBC Bank USA	5/12/22	(852)
GBP	6,000	USD	8,141	State Street Bank And Trust Co	5/12/22	(91)
GBP	9,000	USD	12,067	State Street Bank And Trust Co	5/12/22	7
USD	63,682	AUD	89,000	HSBC Bank USA	5/12/22	(1,028)
USD	76,592	EUR	68,000	BNP Paribas	5/12/22	136
USD	22,719	EUR	20,000	Bank Of America NA	5/12/22	232
USD	23,930	EUR	21,000	Citibank NA	5/12/22	318
USD	13,760,543	EUR	12,083,000	JPMorgan Chase Bank, N.A.	5/12/22	174,936
USD	11,171	EUR	10,000	JPMorgan Chase Bank, N.A.	5/12/22	(72)
USD	19,016	GBP	14,000	Bank Of America NA	5/12/22	234
USD	1,783,241	GBP	1,318,000	Goldman Sachs Bank USA	5/12/22	15,028
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$188,392
					Unrealized Appreciation	191,325
					Unrealized Depreciation	(2,933)

For the period, the average contract value for forward foreign currency contracts was $11,946,938. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound sterling

USD – United States Dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,383,452 or 6.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $144,395.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$1,205,498	$106,100,797	$101,570,563	$1,776	$--	$--	$5,735,732	0.0%
Total	$1,205,498	$106,100,797	$101,570,563	$1,776	$--	$--	$5,735,732

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$49,243,414	$--	$49,243,414	$--
U.S. Government and Government Agency Obligations	36,658,226	--	36,658,226	--
U.S. Government Agency - Mortgage Securities	2,311,765	--	2,311,765	--
Asset-Backed Securities	1,653,580	--	1,653,580	--
Commercial Mortgage Securities	962,831	--	962,831	--
Foreign Government and Government Agency Obligations	1,930,160	--	1,930,160	--
Preferred Securities	3,156,400	--	3,156,400	--
Money Market Funds	5,735,732	5,735,732	--	--
Total Investments in Securities:	$101,652,108	$5,735,732	$95,916,376	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$191,325	$--	$191,325	$--
Futures Contracts	261	261	--	--
Total Assets	$191,586	$261	$191,325	$--
Liabilities
Forward Foreign Currency Contracts	$(2,933)	$--	$(2,933)	$--
Futures Contracts	(57,549)	(57,549)	--	--
Total Liabilities	$(60,482)	$(57,549)	$(2,933)	$--
Total Derivative Instruments:	$131,104	$(57,288)	$188,392	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$191,325	$(2,933)
Total Foreign Exchange Risk	191,325	(2,933)
Interest Rate Risk
Futures Contracts(b)	261	(57,549)
Total Interest Rate Risk	261	(57,549)
Total Value of Derivatives	$191,586	$(60,482)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
Netherlands	5.6%
Germany	3.6%
United Kingdom	2.2%
Ireland	2.0%
Luxembourg	1.8%
France	1.6%
Canada	1.2%
Spain	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $100,068,209)	$95,916,376
Fidelity Central Funds (cost $5,735,732)	5,735,732
Total Investment in Securities (cost $105,803,941)		$101,652,108
Foreign currency held at value (cost $16,613)		16,540
Receivable for investments sold		93,675
Unrealized appreciation on forward foreign currency contracts		191,325
Receivable for fund shares sold		187,784
Interest receivable		395,590
Distributions receivable from Fidelity Central Funds		373
Receivable from investment adviser for expense reductions		3,429
Other receivables		6
Total assets		102,540,830
Liabilities
Payable for investments purchased	$1,172,742
Unrealized depreciation on forward foreign currency contracts	2,933
Payable for fund shares redeemed	65,683
Distributions payable	14,039
Accrued management fee	29,004
Distribution and service plan fees payable	993
Payable for daily variation margin on futures contracts	74,824
Other affiliated payables	9,073
Total liabilities		1,369,291
Net Assets		$101,171,539
Net Assets consist of:
Paid in capital		$104,778,888
Total accumulated earnings (loss)		(3,607,349)
Net Assets		$101,171,539
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($826,210 ÷ 86,052 shares)(a)		$9.60
Maximum offering price per share (100/96.00 of $9.60)		$10.00
Class M:
Net Asset Value and redemption price per share ($780,093 ÷ 81,249 shares)(a)		$9.60
Maximum offering price per share (100/96.00 of $9.60)		$10.00
Class C:
Net Asset Value and offering price per share ($789,788 ÷ 82,335 shares)(a)		$9.59
Fidelity Environmental Bond Fund:
Net Asset Value, offering price and redemption price per share ($11,225,730 ÷ 1,169,182 shares)		$9.60
Class I:
Net Asset Value, offering price and redemption price per share ($27,750,410 ÷ 2,890,373 shares)		$9.60
Class Z:
Net Asset Value, offering price and redemption price per share ($59,799,308 ÷ 6,228,244 shares)		$9.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$35,148
Interest		479,865
Income from Fidelity Central Funds		1,776
Total income		516,789
Expenses
Management fee	$123,614
Transfer agent fees	40,422
Distribution and service plan fees	6,057
Independent trustees' fees and expenses	66
Total expenses before reductions	170,159
Expense reductions	(8,682)
Total expenses after reductions		161,477
Net investment income (loss)		355,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,334)
Forward foreign currency contracts	271,340
Foreign currency transactions	17,088
Futures contracts	162,005
Total net realized gain (loss)		419,099
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,175,694)
Forward foreign currency contracts	177,680
Assets and liabilities in foreign currencies	(2,662)
Futures contracts	(58,649)
Total change in net unrealized appreciation (depreciation)		(4,059,325)
Net gain (loss)		(3,640,226)
Net increase (decrease) in net assets resulting from operations		$(3,284,914)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	For the period June 15, 2021 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$355,312	$12,997
Net realized gain (loss)	419,099	58,686
Change in net unrealized appreciation (depreciation)	(4,059,325)	35,810
Net increase (decrease) in net assets resulting from operations	(3,284,914)	107,493
Distributions to shareholders	(415,842)	(14,086)
Share transactions - net increase (decrease)	93,165,125	11,613,763
Total increase (decrease) in net assets	89,464,369	11,707,170
Net Assets
Beginning of period	11,707,170	–
End of period	$101,171,539	$11,707,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Environmental Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.040	.010
Net realized and unrealized gain (loss)	(.493)	.101
Total from investment operations	(.453)	.111
Distributions from net investment income	(.038)	(.011)
Distributions from net realized gain	(.009)	–
Total distributions	(.047)	(.011)
Net asset value, end of period	$9.60	$10.10
Total ReturnD,E,F	(4.49)%	1.11%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.67%I	.65%I
Expenses net of fee waivers, if any	.67%I	.65%I
Expenses net of all reductions	.67%I	.65%I
Net investment income (loss)	.81%I	.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$826	$809
Portfolio turnover rateJ	75%I	12%K

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.040	.010
Net realized and unrealized gain (loss)	(.492)	.101
Total from investment operations	(.452)	.111
Distributions from net investment income	(.039)	(.011)
Distributions from net realized gain	(.009)	–
Total distributions	(.048)	(.011)
Net asset value, end of period	$9.60	$10.10
Total ReturnD,E,F	(4.49)%	1.11%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.67%I	.65%I
Expenses net of fee waivers, if any	.67%I	.65%I
Expenses net of all reductions	.67%I	.65%I
Net investment income (loss)	.82%I	.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$780	$809
Portfolio turnover rateJ	75%I	12%K

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.003	(.005)
Net realized and unrealized gain (loss)	(.488)	.095
Total from investment operations	(.485)	.090
Distributions from net investment income	(.006)	–D
Distributions from net realized gain	(.009)	–
Total distributions	(.015)	–D
Net asset value, end of period	$9.59	$10.09
Total ReturnE,F,G	(4.82)%	.90%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.42%J	1.39%J
Expenses net of fee waivers, if any	1.42%J	1.39%J
Expenses net of all reductions	1.42%J	1.39%J
Net investment income (loss)	.06%J	(.25)%J
Supplemental Data
Net assets, end of period (000 omitted)	$790	$808
Portfolio turnover rateK	75%J	12%L

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.050	.015
Net realized and unrealized gain (loss)	(.493)	.101
Total from investment operations	(.443)	.116
Distributions from net investment income	(.048)	(.016)
Distributions from net realized gain	(.009)	–
Total distributions	(.057)	(.016)
Net asset value, end of period	$9.60	$10.10
Total ReturnD,E	(4.40)%	1.16%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.46%H	.45%H
Expenses net of fee waivers, if any	.46%H	.45%H
Expenses net of all reductions	.46%H	.45%H
Net investment income (loss)	1.03%H	.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,226	$7,663
Portfolio turnover rateI	75%H	12%J

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.042	.016
Net realized and unrealized gain (loss)	(.490)	.100
Total from investment operations	(.448)	.116
Distributions from net investment income	(.043)	(.016)
Distributions from net realized gain	(.009)	–
Total distributions	(.052)	(.016)
Net asset value, end of period	$9.60	$10.10
Total ReturnD,E	(4.45)%	1.16%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.61%H	.40%H
Expenses net of fee waivers, if any	.61%H	.40%H
Expenses net of all reductions	.61%H	.40%H
Net investment income (loss)	.88%H	.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$27,750	$809
Portfolio turnover rateI	75%H	12%J

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.054	.017
Net realized and unrealized gain (loss)	(.492)	.101
Total from investment operations	(.438)	.118
Distributions from net investment income	(.053)	(.018)
Distributions from net realized gain	(.009)	–
Total distributions	(.062)	(.018)
Net asset value, end of period	$9.60	$10.10
Total ReturnD,E	(4.35)%	1.18%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.41%H	.40%H
Expenses net of fee waivers, if any	.36%H	.36%H
Expenses net of all reductions	.36%H	.36%H
Net investment income (loss)	1.12%H	.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$59,799	$809
Portfolio turnover rateI	75%H	12%J

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$231,057
Gross unrealized depreciation	(4,256,674)
Net unrealized appreciation (depreciation)	$(4,025,617)
Tax cost	$105,808,829

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$271,340	$177,680
Total Foreign Exchange Risk	$271,340	$177,680
Interest Rate Risk
Futures Contracts	$162,005	$(58,649)
Total Interest Rate Risk	$162,005	$(58,649)
Totals	$433,345	$119,031

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	55,343,874	3,413,404

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,046	$992
Class M	-%	.25%	999	992
Class C	.75%	.25%	4,012	4,012
			$6,057	$5,996

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$257.06
Class M	234.06
Class C	233.06
Fidelity Environmental Bond Fund	4,757.10
Class I	25,355.25
Class Z	9,586.05
	$40,422

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$8,632

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $50.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021(a)
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$4,015	$866
Class M	3,847	865
Class C	1,186	9
Fidelity Environmental Bond Fund	54,831	9,655
Class I	107,640	1,288
Class Z	244,323	1,403
Total	$415,842	$14,086

 (a) For the period June 15, 2021 (commencement of operations) to August 31, 2021.

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021(a)	Six months ended February 28, 2022	Year ended August 31, 2021(a)
Fidelity Environmental Bond Fund
Class A
Shares sold	5,973	80,000	$59,828	$800,000
Reinvestment of distributions	406	86	4,015	866
Shares redeemed	(413)	–	(3,942)	–
Net increase (decrease)	5,966	80,086	$59,901	$800,866
Class M
Shares sold	774	80,000	$7,687	$800,000
Reinvestment of distributions	389	86	3,847	865
Net increase (decrease)	1,163	80,086	$11,534	$800,865
Class C
Shares sold	2,215	80,000	$22,068	$800,000
Reinvestment of distributions	119	1	1,186	9
Net increase (decrease)	2,334	80,001	$23,254	$800,009
Fidelity Environmental Bond Fund
Shares sold	473,024	769,013	$4,684,944	$7,712,325
Reinvestment of distributions	5,265	936	51,986	9,450
Shares redeemed	(67,933)	(11,123)	(673,676)	(112,443)
Net increase (decrease)	410,356	758,826	$4,063,254	$7,609,332
Class I
Shares sold	3,360,230	80,000	$33,447,850	$800,000
Reinvestment of distributions	10,707	128	105,567	1,288
Shares redeemed	(560,692)	–	(5,545,183)	–
Net increase (decrease)	2,810,245	80,128	$28,008,234	$801,288
Class Z
Shares sold	6,593,642	80,000	$65,380,700	$800,000
Reinvestment of distributions	20,779	139	204,708	1,403
Shares redeemed	(466,316)	–	(4,586,460)	–
Net increase (decrease)	6,148,105	80,139	$60,998,948	$801,403

 (a) For the period June 15, 2021 (commencement of operations) to August 31, 2021.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Environmental Bond Fund
Class A	.67%
Actual		$1,000.00	$955.10	$3.25
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class M	.67%
Actual		$1,000.00	$955.10	$3.25
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class C	1.42%
Actual		$1,000.00	$951.80	$6.87
Hypothetical-C		$1,000.00	$1,017.75	$7.10
Fidelity Environmental Bond Fund	.46%
Actual		$1,000.00	$956.00	$2.23
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.61%
Actual		$1,000.00	$955.50	$2.96
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class Z	.36%
Actual		$1,000.00	$956.50	$1.75
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ENB-SANN-0422
1.9901919.100

Fidelity® Government Income Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2022

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	30.0
1 - 1.99%	17.2
2 - 2.99%	26.9
3 - 3.99%	13.4
4 - 4.99%	4.2
5 - 5.99%	1.4
6 - 6.99%	0.1
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Mortgage Securities	25.2%
CMOs and Other Mortgage Related Securities	10.3%
U.S. Treasury Obligations	65.1%
U.S. Government Agency Obligations	3.4%
Foreign Government & Government Agency Obligations	0.1%
Short-Term Investments and Net Other Assets (Liabilities)***	(4.1)%

 * Foreign investments - 0.1%

 ** Futures and Swaps - 15.8%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.2%
Federal Farm Credit Bank 0.375% 4/8/22	109,000	109,025
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$2,998
5.375% 4/1/56	2,737	4,288
		116,311
U.S. Treasury Obligations - 64.9%
U.S. Treasury Bonds:
1.875% 11/15/51	25,104	23,421
2% 11/15/41	49,840	47,714
2% 8/15/51	110,862	106,341
2.25% 2/15/52	5,600	5,705
2.5% 2/15/45 (a)(b)(c)	141,861	146,455
2.875% 5/15/49	4,458	5,065
3% 2/15/49	95,774	111,146
4.75% 2/15/37 (a)(b)	55,003	75,094
U.S. Treasury Notes:
0.125% 5/31/22	136,054	135,936
0.125% 6/30/22	65,019	64,933
0.125% 7/31/22 (c)	81,300	81,135
0.125% 8/15/23	4,413	4,337
0.25% 5/15/24	4,258	4,140
0.25% 7/31/25	34,133	32,504
0.25% 9/30/25	870	826
0.25% 10/31/25	17,700	16,777
0.375% 10/31/23	58,000	57,012
0.375% 4/30/25	236,870	227,441
0.5% 11/30/23	75,000	73,802
0.625% 10/15/24	25,100	24,474
0.75% 8/31/26	30,000	28,709
0.875% 1/31/24 (d)	52,400	51,833
0.875% 9/30/26	92,400	88,830
1.125% 10/31/26	47,300	45,962
1.125% 8/31/28 (a)	457,306	437,658
1.375% 11/15/31	66,141	63,402
1.5% 9/30/24	13,631	13,597
1.5% 10/31/24	24,300	24,233
1.5% 1/31/27	22,230	21,968
1.625% 11/15/22	12,773	12,841
1.625% 9/30/26	1,028	1,022
1.75% 7/31/24	1,720	1,728
1.875% 7/31/22	37,445	37,643
2% 8/15/25	9,743	9,838
2.125% 3/31/24	88,361	89,490
2.125% 7/31/24	59,641	60,447
2.125% 5/15/25	11,929	12,094
2.25% 4/30/24	2,843	2,887
2.25% 12/31/24	6,135	6,243
2.25% 3/31/26	928	947
2.5% 2/28/26	68,418	70,417
2.625% 6/30/23	5,027	5,117
2.625% 12/31/23	26,184	26,748
3.125% 11/15/28	12,149	13,141
		2,371,053
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,637
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,501,758)		2,496,001

U.S. Government Agency - Mortgage Securities - 23.4%
Fannie Mae - 5.4%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (e)(f)	17	18
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (e)(f)	70	73
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (e)(f)	14	14
12 month U.S. LIBOR + 1.550% 1.803% 5/1/44 (e)(f)	49	51
12 month U.S. LIBOR + 1.550% 1.921% 2/1/44 (e)(f)	28	29
12 month U.S. LIBOR + 1.560% 1.896% 2/1/44 (e)(f)	59	61
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (e)(f)	75	78
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (e)(f)	3	3
12 month U.S. LIBOR + 1.570% 1.936% 4/1/44 (e)(f)	153	158
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (e)(f)	58	60
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (e)(f)	42	43
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (e)(f)	12	13
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (e)(f)	38	40
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (e)(f)	25	26
12 month U.S. LIBOR + 1.730% 2.002% 3/1/40 (e)(f)	158	165
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (e)(f)	25	26
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (e)(f)	25	26
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (e)(f)	113	118
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (e)(f)	33	35
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (e)(f)	13	14
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (e)(f)	60	62
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (e)(f)	12	12
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (e)(f)	24	25
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (e)(f)	13	14
6 month U.S. LIBOR + 1.530% 1.719% 12/1/34 (e)(f)	22	23
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (e)(f)	34	35
6 month U.S. LIBOR + 1.550% 1.701% 10/1/33 (e)(f)	11	11
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (e)(f)	17	17
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (e)(f)	13	14
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (e)(f)	26	28
2% 12/1/36 to 3/1/52	44,313	42,737
2.5% 8/1/51 to 3/1/52	71,405	70,649
3% 1/1/28 to 2/1/52	32,907	33,590
3.5% 8/1/50 to 1/1/51	43,378	44,818
4.5% 11/1/25	412	423
6% to 6% 1/1/34 to 6/1/36	1,543	1,741
6.5% 10/1/24 to 5/1/27	52	56
		195,306
Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (e)(f)	241	253
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (e)(f)	5	5
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (e)(f)	19	20
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (e)(f)	334	350
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (e)(f)	96	101
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (e)(f)	39	41
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (e)(f)	51	54
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (e)(f)	13	14
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (e)(f)	37	39
12 month U.S. LIBOR + 2.030% 2.285% 3/1/33 (e)(f)	2	2
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (e)(f)	133	140
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (e)(f)	18	19
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (e)(f)	211	222
2% 12/1/36 to 12/1/51	38,807	37,345
2.5% 7/1/51 to 2/1/52	20,032	19,803
3% 9/1/34 to 2/1/52	54,531	55,259
3.5% 7/1/32 to 3/1/52	13,672	14,254
6% 1/1/24	62	64
		127,985
Ginnie Mae - 5.1%
6% 6/15/36	1,264	1,419
2% 1/20/52	2,493	2,440
2% 3/1/52 (g)	2,250	2,199
2% 3/1/52 (g)	2,250	2,199
2% 3/1/52 (g)	1,350	1,320
2% 3/1/52 (g)	4,550	4,447
2% 3/1/52 (g)	4,550	4,447
2% 3/1/52 (g)	3,150	3,079
2% 3/1/52 (g)	1,750	1,711
2% 3/1/52 (g)	1,800	1,759
2% 3/1/52 (g)	15,300	14,955
2.5% 11/20/51 to 12/20/51	5,626	5,631
2.5% 3/1/52 (g)	6,500	6,495
2.5% 3/1/52 (g)	6,500	6,495
2.5% 3/1/52 (g)	3,250	3,248
2.5% 3/1/52 (g)	3,250	3,248
2.5% 3/1/52 (g)	4,350	4,347
2.5% 3/1/52 (g)	3,725	3,722
3% 9/20/51 to 10/20/51	5,860	5,965
3% 3/1/52 (g)	3,300	3,354
3% 3/1/52 (g)	3,550	3,608
3% 3/1/52 (g)	3,700	3,761
3.5% 11/20/50	2,834	2,926
3.5% 3/1/52 (g)	22,250	22,959
3.5% 3/1/52 (g)	9,250	9,545
3.5% 3/1/52 (g)	2,300	2,373
3.5% 3/1/52 (g)	13,300	13,724
3.5% 3/1/52 (g)	11,700	12,073
3.5% 3/1/52 (g)	2,050	2,115
3.5% 3/1/52 (g)	1,550	1,599
3.5% 4/1/52 (g)	12,400	12,753
4% 3/20/47 to 5/20/47	5,013	5,293
4% 3/1/52 (g)	5,750	5,974
4% 3/1/52 (g)	5,650	5,870
5.47% 8/20/59 (e)(h)	1	1
		187,054
Uniform Mortgage Backed Securities - 9.4%
1.5% 3/1/37 (g)	5,600	5,450
1.5% 3/1/37 (g)	1,900	1,849
1.5% 3/1/37 (g)	1,850	1,800
1.5% 3/1/37 (g)	1,850	1,800
1.5% 3/1/52 (g)	2,300	2,132
1.5% 3/1/52 (g)	1,800	1,669
1.5% 3/1/52 (g)	1,800	1,669
1.5% 3/1/52 (g)	1,900	1,761
1.5% 4/1/52 (g)	600	555
2% 3/1/37 (g)	8,950	8,881
2% 4/1/37 (g)	8,950	8,866
2% 4/1/37 (g)	7,150	7,083
2% 3/1/52 (g)	10,150	9,731
2% 3/1/52 (g)	3,350	3,212
2% 3/1/52 (g)	2,250	2,157
2% 3/1/52 (g)	10,800	10,354
2.5% 3/1/52 (g)	21,500	21,208
2.5% 3/1/52 (g)	3,300	3,255
2.5% 3/1/52 (g)	3,300	3,255
2.5% 3/1/52 (g)	21,350	21,060
2.5% 3/1/52 (g)	10,800	10,653
2.5% 3/1/52 (g)	3,350	3,304
2.5% 3/1/52 (g)	6,050	5,968
2.5% 3/1/52 (g)	11,700	11,541
2.5% 3/1/52 (g)	14,400	14,204
2.5% 4/1/52 (g)	15,950	15,700
3% 3/1/52 (g)	13,200	13,329
3% 3/1/52 (g)	13,200	13,329
3% 3/1/52 (g)	18,700	18,883
3% 3/1/52 (g)	5,400	5,453
3.5% 3/1/52 (g)	9,950	10,248
3.5% 3/1/52 (g)	5,200	5,356
3.5% 3/1/52 (g)	6,600	6,798
3.5% 3/1/52 (g)	9,900	10,197
3.5% 3/1/52 (g)	9,550	9,836
3.5% 3/1/52 (g)	9,000	9,270
3.5% 3/1/52 (g)	15,300	15,759
3.5% 3/1/52 (g)	12,400	12,772
3.5% 3/1/52 (g)	4,050	4,171
3.5% 3/1/52 (g)	3,250	3,347
3.5% 3/1/52 (g)	6,650	6,849
3.5% 3/1/52 (g)	18,400	18,952
		343,666
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $860,966)		854,011

Collateralized Mortgage Obligations - 4.4%
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1669% 8/25/31 (e)(f)	27	28
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7367% 11/18/31 (e)(f)	26	26
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1869% 4/25/32 (e)(f)	11	11
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1869% 11/25/32 (e)(f)	22	22
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.1169% 6/25/36 (e)(f)	1,630	1,664
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	201	212
Series 2005-68 Class CZ, 5.5% 8/25/35	1,494	1,635
Series 2006-45 Class OP 6/25/36 (i)	222	194
Series 2010-118 Class PB, 4.5% 10/25/40	1,783	1,912
Series 2012-149:
Class DA, 1.75% 1/25/43	281	277
Class GA, 1.75% 6/25/42	306	302
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	70	73
Series 2004-91 Class Z, 5% 12/25/34	1,471	1,529
Series 2005-117 Class JN, 4.5% 1/25/36	80	85
Series 2005-14 Class ZB, 5% 3/25/35	460	478
Series 2006-72 Class CY, 6% 8/25/26	654	694
Series 2009-59 Class HB, 5% 8/25/39	669	724
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	457	18
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.1069% 3/25/36 (e)(f)	1,095	1,123
Series 2012-27 Class EZ, 4.25% 3/25/42	2,570	2,769
Series 2016-26 Class CG, 3% 5/25/46	6,295	6,451
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7911% 2/15/32 (e)(f)	15	15
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 1.0911% 10/15/33 (e)(f)	762	779
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0911% 2/15/33 (e)(f)	443	453
planned amortization class:
Series 2682 Class LD, 4.5% 10/15/33	185	194
Series 3415 Class PC, 5% 12/15/37	153	164
Series 3857 Class ZP, 5% 5/15/41	2,980	3,287
Series 4135 Class AB, 1.75% 6/15/42	229	226
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,508	2,729
Series 2587 Class AD, 4.71% 3/15/33	636	676
Series 2877 Class ZD, 5% 10/15/34	1,807	1,879
Series 3007 Class EW, 5.5% 7/15/25	874	928
Series 3871 Class KB, 5.5% 6/15/41	5,995	6,679
Series 3889 Class DZ, 4% 1/15/41	15,292	15,727
Series 3843 Class PZ, 5% 4/15/41	2,550	2,841
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,579	2,659
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.6417% 1/20/38 (e)(f)	79	80
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.0217% 8/20/38 (e)(f)	579	591
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0617% 9/20/38 (e)(f)	456	466
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7257% 11/16/39 (e)(f)	358	364
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6513% 9/20/61 (e)(f)(h)	3,344	3,352
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 10/20/61 (e)(f)(h)	1,822	1,828
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 11/20/61 (e)(f)(h)	1,817	1,826
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 1/20/62 (e)(f)(h)	1,084	1,089
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 1/20/62 (e)(f)(h)	1,540	1,546
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 3/20/62 (e)(f)(h)	978	982
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (e)(f)(h)	22	22
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7013% 8/20/63 (e)(f)(h)	332	332
Class FD, 1 month U.S. LIBOR + 0.600% 0.7013% 8/20/63 (e)(f)(h)	686	687
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 0.7513% 12/20/63 (e)(f)(h)	18,339	18,395
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 1/20/64 (e)(f)(h)	3,913	3,924
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4013% 3/20/65 (e)(f)(h)	16	16
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3813% 5/20/63 (e)(f)(h)	51	51
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3013% 4/20/63 (e)(f)(h)	34	34
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5013% 12/20/62 (e)(f)(h)	58	58
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4117% 10/20/47 (e)(f)	1,902	1,900
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4617% 5/20/48 (e)(f)	1,769	1,770
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (e)(f)	2,286	2,288
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.6117% 9/20/49 (e)(f)	3,000	3,025
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.6117% 8/20/49 (e)(f)	8,635	8,696
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	4,584	4,907
Series 2017-134 Class BA, 2.5% 11/20/46	301	304
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	4,022	4,147
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	28	28
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	215	215
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	1,437	1,449
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	1,641	1,651
Series 2017-139 Class BA, 3% 9/20/47	4,045	4,136
Series 2004-22 Class M1, 5.5% 4/20/34	596	739
Series 2010-169 Class Z, 4.5% 12/20/40	3,347	3,490
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	42	44
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (e)(k)	51	51
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	384	383
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.87% 5/20/66 (e)(f)(h)	7,829	7,784
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (e)(f)(h)	7,516	7,453
Series 2090-118 Class XZ, 5% 12/20/39	9,877	10,845
		160,411
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $161,642)		160,411

Commercial Mortgage Securities - 4.4%
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2987% 1/25/31 (e)(f)	10,744	10,744
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2987% 2/25/31 (e)(f)	19,005	18,974
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2887% 3/25/31 (e)(f)	32,538	32,485
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 4/25/31 (e)(f)	15,403	15,352
Series 2021-F114 Class A/S, 0.2687% 5/25/31 (e)	5,600	5,595
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2587% 7/25/31 (e)(f)	32,541	32,513
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2487% 8/25/31 (e)(f)	14,401	14,315
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2287% 8/25/28 (e)(f)	13,544	13,462
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31	13,000	12,745
Series 2021-K136 Class A2, 2.127% 11/25/31	5,140	5,026
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $162,516)		161,211

Foreign Government and Government Agency Obligations - 0.1%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	41
5.5% 4/26/24	4,828	5,227
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,149)		5,268
	Shares	Value (000s)

Fixed-Income Funds - 9.5%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $340,487)	3,257,817	346,013

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.07% (m)	161,363,448	161,396
Fidelity Securities Lending Cash Central Fund 0.07% (m)(n)	45,137,531	45,142
TOTAL MONEY MARKET FUNDS
(Cost $206,536)		206,538
TOTAL INVESTMENT IN SECURITIES - 115.8%
(Cost $4,239,054)		4,229,453
NET OTHER ASSETS (LIABILITIES) - (15.8)%		(576,851)
NET ASSETS - 100%		$3,652,602

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 3/1/52	$(14,400)	$(14,390)
3.5% 3/1/52	(5,900)	(6,088)
3.5% 3/1/52	(18,400)	(18,986)

TOTAL GINNIE MAE		(39,464)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(1,900)	(1,849)
1.5% 3/1/37	(1,850)	(1,800)
1.5% 3/1/37	(1,850)	(1,800)
1.5% 3/1/37	(1,900)	(1,849)
1.5% 3/1/37	(1,850)	(1,800)
1.5% 3/1/37	(1,850)	(1,800)
2% 3/1/37	(8,950)	(8,881)
2% 4/1/37	(16,100)	(15,948)
2% 3/1/52	(2,650)	(2,541)
2% 3/1/52	(13,100)	(12,559)
2% 3/1/52	(2,550)	(2,445)
2% 3/1/52	(350)	(336)
2% 3/1/52	(750)	(719)
2.5% 3/1/52	(22,750)	(22,441)
2.5% 3/1/52	(15,950)	(15,733)
3% 3/1/52	(6,600)	(6,664)
3% 3/1/52	(6,600)	(6,664)
3% 3/1/52	(13,200)	(13,329)
3% 3/1/52	(3,550)	(3,585)
3% 3/1/52	(9,550)	(9,643)
3% 3/1/52	(3,100)	(3,130)
3% 3/1/52	(2,500)	(2,524)
3% 3/1/52	(1,500)	(1,515)
3.5% 3/1/52	(12,600)	(12,978)
3.5% 3/1/52	(27,500)	(28,326)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(180,859)

TOTAL TBA SALE COMMITMENTS
(Proceeds $219,660)		$(220,323)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	851	June 2022	$108,449	$860	$860
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,526	June 2022	328,436	989	989
CBOT 5-Year U.S. Treasury Note Contracts (United States)	806	June 2022	95,335	597	597
CBOT Long Term U.S. Treasury Bond Contracts (United States)	101	June 2022	15,825	(47)	(47)
TOTAL FUTURES CONTRACTS					$2,399

The notional amount of futures purchased as a percentage of Net Assets is 15.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $413,905,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	$9,259	$(178)	$0	$(178)
1.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2032	6,129	(187)	0	(187)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2052	1,367	(89)	0	(89)

TOTAL INTEREST RATE SWAPS							$(454)	$0	$(454)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,756,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $659,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,085,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$82,211	$908,630	$829,445	$40	$--	$--	$161,396	0.3%
Fidelity Mortgage Backed Securities Central Fund	594,108	27,949	255,000	7,950	8,585	(29,629)	346,013	19.5%
Fidelity Securities Lending Cash Central Fund 0.07%	31,859	854,004	840,721	80	--	--	45,142	0.1%
Total	$708,178	$1,790,583	$1,925,166	$8,070	$8,585	$(29,629)	$552,551

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,496,001	$--	$2,496,001	$--
U.S. Government Agency - Mortgage Securities	854,011	--	854,011	--
Collateralized Mortgage Obligations	160,411	--	160,411	--
Commercial Mortgage Securities	161,211	--	161,211	--
Foreign Government and Government Agency Obligations	5,268	--	5,268	--
Fixed-Income Funds	346,013	346,013	--	--
Money Market Funds	206,538	206,538	--	--
Total Investments in Securities:	$4,229,453	$552,551	$3,676,902	$--
Derivative Instruments:
Assets
Futures Contracts	$2,446	$2,446	$--	$--
Total Assets	$2,446	$2,446	$--	$--
Liabilities
Futures Contracts	$(47)	$(47)	$--	$--
Swaps	(454)	--	(454)	--
Total Liabilities	$(501)	$(47)	$(454)	$--
Total Derivative Instruments:	$1,945	$2,399	$(454)	$--
Other Financial Instruments:
TBA Sale Commitments	$(220,323)	$--	$(220,323)	$--
Total Other Financial Instruments:	$(220,323)	$--	$(220,323)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$2,446	$(47)
Swaps(b)	0	(454)
Total Interest Rate Risk	0	(501)
Total Value of Derivatives	$2,446	$(501)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,348) — See accompanying schedule: Unaffiliated issuers (cost $3,692,031)	$3,676,902
Fidelity Central Funds (cost $547,023)	552,551
Total Investment in Securities (cost $4,239,054)		$4,229,453
Cash		232
Receivable for investments sold		21,328
Receivable for TBA sale commitments		219,660
Receivable for fund shares sold		2,467
Interest receivable		5,374
Distributions receivable from Fidelity Central Funds		21
Receivable for daily variation margin on futures contracts		2,571
Receivable for daily variation margin on centrally cleared OTC swaps		187
Receivable from investment adviser for expense reductions		67
Other receivables		595
Total assets		4,481,955
Liabilities
Payable for investments purchased
Regular delivery	$50,697
Delayed delivery	507,236
TBA sale commitments, at value	220,323
Payable for fund shares redeemed	4,422
Distributions payable	94
Accrued management fee	906
Distribution and service plan fees payable	88
Other affiliated payables	445
Collateral on securities loaned	45,142
Total liabilities		829,353
Net Assets		$3,652,602
Net Assets consist of:
Paid in capital		$3,748,588
Total accumulated earnings (loss)		(95,986)
Net Assets		$3,652,602
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($145,447 ÷ 14,039 shares)(a)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class M:
Net Asset Value and redemption price per share ($109,156 ÷ 10,538 shares)(a)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class C:
Net Asset Value and offering price per share ($41,312 ÷ 4,011 shares)(a)		$10.30
Government Income:
Net Asset Value, offering price and redemption price per share ($1,967,965 ÷ 190,234 shares)		$10.34
Class I:
Net Asset Value, offering price and redemption price per share ($232,025 ÷ 22,395 shares)		$10.36
Class Z:
Net Asset Value, offering price and redemption price per share ($1,156,697 ÷ 111,588 shares)		$10.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$19,724
Income from Fidelity Central Funds (including $80 from security lending)		3,440
Total income		23,164
Expenses
Management fee	$5,539
Transfer agent fees	1,741
Distribution and service plan fees	583
Fund wide operations fee	994
Independent trustees' fees and expenses	6
Total expenses before reductions	8,863
Expense reductions	(235)
Total expenses after reductions		8,628
Net investment income (loss)		14,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,022
Fidelity Central Funds	8,585
Futures contracts	(12,606)
Swaps	(82)
Capital gain distributions from Fidelity Central Funds	4,630
Total net realized gain (loss)		2,549
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(117,501)
Fidelity Central Funds	(29,629)
Futures contracts	2,381
Swaps	(812)
TBA sale commitments	(446)
Total change in net unrealized appreciation (depreciation)		(146,007)
Net gain (loss)		(143,458)
Net increase (decrease) in net assets resulting from operations		$(128,922)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,536	$30,004
Net realized gain (loss)	2,549	(43,533)
Change in net unrealized appreciation (depreciation)	(146,007)	(63,746)
Net increase (decrease) in net assets resulting from operations	(128,922)	(77,275)
Distributions to shareholders	(16,742)	(84,243)
Share transactions - net increase (decrease)	290,849	(868,115)
Total increase (decrease) in net assets	145,185	(1,029,633)
Net Assets
Beginning of period	3,507,417	4,537,050
End of period	$3,652,602	$3,507,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.17	$10.70	$10.00	$10.36	$10.66
Income from Investment Operations
Net investment income (loss)A,B	.025	.052	.117	.199	.166	.149
Net realized and unrealized gain (loss)	(.414)	(.255)	.477	.696	(.362)	(.230)
Total from investment operations	(.389)	(.203)	.594	.895	(.196)	(.081)
Distributions from net investment income	(.031)	(.046)	(.124)	(.195)	(.164)	(.143)
Distributions from net realized gain	–	(.141)	–	–	–	(.076)
Total distributions	(.031)	(.187)	(.124)	(.195)	(.164)	(.219)
Net asset value, end of period	$10.36	$10.78	$11.17	$10.70	$10.00	$10.36
Total ReturnC,D,E	(3.62)%	(1.84)%	5.59%	9.06%	(1.89)%	(.73)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.77%H	.76%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.77%H	.76%	.77%	.78%	.77%	.77%
Expenses net of all reductions	.77%H	.76%	.77%	.78%	.77%	.77%
Net investment income (loss)	.48%H	.48%	1.08%	1.96%	1.64%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$145	$185	$215	$139	$131	$174
Portfolio turnover rateI	292%H	223%	255%J	246%	123%	157%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$11.17	$10.70	$10.00	$10.36	$10.66
Income from Investment Operations
Net investment income (loss)A,B	.026	.052	.118	.201	.167	.149
Net realized and unrealized gain (loss)	(.405)	(.265)	.477	.696	(.362)	(.229)
Total from investment operations	(.379)	(.213)	.595	.897	(.195)	(.080)
Distributions from net investment income	(.031)	(.046)	(.125)	(.197)	(.165)	(.144)
Distributions from net realized gain	–	(.141)	–	–	–	(.076)
Total distributions	(.031)	(.187)	(.125)	(.197)	(.165)	(.220)
Net asset value, end of period	$10.36	$10.77	$11.17	$10.70	$10.00	$10.36
Total ReturnC,D,E	(3.52)%	(1.92)%	5.61%	9.08%	(1.88)%	(.73)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.76%H	.75%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%H	.75%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%H	.75%	.76%	.76%	.76%	.76%
Net investment income (loss)	.49%H	.48%	1.09%	1.98%	1.65%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$109	$128	$151	$131	$137	$157
Portfolio turnover rateI	292%H	223%	255%J	246%	123%	157%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$11.16	$10.70	$10.00	$10.36	$10.66
Income from Investment Operations
Net investment income (loss)A,B	(.015)	(.032)	.034	.122	.088	.069
Net realized and unrealized gain (loss)	(.408)	(.257)	.472	.695	(.361)	(.229)
Total from investment operations	(.423)	(.289)	.506	.817	(.273)	(.160)
Distributions from net investment income	(.007)	–	(.046)	(.117)	(.087)	(.064)
Distributions from net realized gain	–	(.141)	–	–	–	(.076)
Total distributions	(.007)	(.141)	(.046)	(.117)	(.087)	(.140)
Net asset value, end of period	$10.30	$10.73	$11.16	$10.70	$10.00	$10.36
Total ReturnC,D,E	(3.94)%	(2.61)%	4.75%	8.24%	(2.64)%	(1.49)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.54%H	1.53%	1.53%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%H	1.53%	1.53%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.54%H	1.53%	1.53%	1.54%	1.54%	1.54%
Net investment income (loss)	(.29)%H	(.29)%	.31%	1.20%	.87%	.67%
Supplemental Data
Net assets, end of period (in millions)	$41	$48	$80	$51	$57	$72
Portfolio turnover rateI	292%H	223%	255%J	246%	123%	157%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$11.15	$10.68	$9.99	$10.35	$10.65
Income from Investment Operations
Net investment income (loss)A,B	.042	.085	.152	.232	.198	.181
Net realized and unrealized gain (loss)	(.415)	(.257)	.476	.686	(.361)	(.229)
Total from investment operations	(.373)	(.172)	.628	.918	(.163)	(.048)
Distributions from net investment income	(.047)	(.077)	(.158)	(.228)	(.197)	(.176)
Distributions from net realized gain	–	(.141)	–	–	–	(.076)
Total distributions	(.047)	(.218)	(.158)	(.228)	(.197)	(.252)
Net asset value, end of period	$10.34	$10.76	$11.15	$10.68	$9.99	$10.35
Total ReturnC,D	(3.47)%	(1.56)%	5.94%	9.33%	(1.58)%	(.42)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.80%G	.79%	1.39%	2.29%	1.96%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$1,968	$2,130	$2,743	$2,633	$2,964	$3,467
Portfolio turnover rateH	292%G	223%	255%I	246%	123%	157%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.17	$10.70	$10.00	$10.36	$10.66
Income from Investment Operations
Net investment income (loss)A,B	.040	.081	.148	.228	.194	.177
Net realized and unrealized gain (loss)	(.414)	(.257)	.477	.696	(.361)	(.230)
Total from investment operations	(.374)	(.176)	.625	.924	(.167)	(.053)
Distributions from net investment income	(.046)	(.073)	(.155)	(.224)	(.193)	(.171)
Distributions from net realized gain	–	(.141)	–	–	–	(.076)
Total distributions	(.046)	(.214)	(.155)	(.224)	(.193)	(.247)
Net asset value, end of period	$10.36	$10.78	$11.17	$10.70	$10.00	$10.36
Total ReturnC,D	(3.48)%	(1.59)%	5.89%	9.38%	(1.61)%	(.46)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.49%G	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%G	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%G	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	.76%G	.75%	1.36%	2.25%	1.92%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$232	$280	$411	$407	$411	$496
Portfolio turnover rateH	292%G	223%	255%I	246%	123%	157%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.18	$10.70	$9.91
Income from Investment Operations
Net investment income (loss)B,C	.047	.095	.163	.198
Net realized and unrealized gain (loss)	(.405)	(.267)	.485	.808
Total from investment operations	(.358)	(.172)	.648	1.006
Distributions from net investment income	(.052)	(.087)	(.168)	(.216)
Distributions from net realized gain	–	(.141)	–	–
Total distributions	(.052)	(.228)	(.168)	(.216)
Net asset value, end of period	$10.37	$10.78	$11.18	$10.70
Total ReturnD,E	(3.33)%	(1.55)%	6.12%	10.27%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%H	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%H
Expenses net of all reductions	.36%H	.36%	.36%	.36%H
Net investment income (loss)	.89%H	.88%	1.48%	2.27%H
Supplemental Data
Net assets, end of period (in millions)	$1,157	$735	$937	$139
Portfolio turnover rateI	292%H	223%	255%J	246%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred Trustee compensation, short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,501
Gross unrealized depreciation	(74,972)
Net unrealized appreciation (depreciation)	$(22,471)
Tax cost	$4,253,206

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(62,264)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(12,606)	$2,381
Purchased Options	(102)	98
Swaps	(82)	(812)
Total Interest Rate Risk	$(12,790)	$1,667

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	2,499,704	2,751,356

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$208	$7
Class M	-%	.25%	149	1
Class C	.75%	.25%	226	20
			$583	$28

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class M	1
Class C(a)	1
$10

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$136.17
Class M	92.15
Class C	41.18
Government Income	1,015.10
Class I	179.14
Class Z	278.05
	$1,741

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Government Income Fund	$9	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$235

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Government Income Fund
Distributions to shareholders
Class A	$471	$3,864
Class M	352	2,519
Class C	30	1,058
Government Income	9,073	52,075
Class I	1,130	7,431
Class Z	5,686	17,296
Total	$16,742	$84,243

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Government Income Fund
Class A
Shares sold	1,169	8,228	$12,372	$90,171
Reinvestment of distributions	42	340	450	3,726
Shares redeemed	(4,371)	(10,651)	(46,456)	(115,273)
Net increase (decrease)	(3,160)	(2,083)	$(33,634)	$(21,376)
Class M
Shares sold	1,243	3,941	$13,113	$42,945
Reinvestment of distributions	31	212	323	2,321
Shares redeemed	(2,626)	(5,750)	(27,735)	(62,403)
Net increase (decrease)	(1,352)	(1,597)	$(14,299)	$(17,137)
Class C
Shares sold	243	1,595	$2,551	$17,510
Reinvestment of distributions	3	95	29	1,047
Shares redeemed	(742)	(4,341)	(7,789)	(46,802)
Net increase (decrease)	(496)	(2,651)	$(5,209)	$(28,245)
Government Income
Shares sold	22,080	54,380	$230,733	$591,713
Reinvestment of distributions	801	4,544	8,469	49,604
Shares redeemed	(30,630)	(106,853)	(322,862)	(1,154,338)
Net increase (decrease)	(7,749)	(47,929)	$(83,660)	$(513,021)
Class I
Shares sold	4,743	13,230	$50,292	$144,311
Reinvestment of distributions	102	645	1,079	7,061
Shares redeemed	(8,454)	(24,629)	(89,297)	(266,674)
Net increase (decrease)	(3,609)	(10,754)	$(37,926)	$(115,302)
Class Z
Shares sold	63,769	20,599	$678,366	$222,719
Reinvestment of distributions	531	1,555	5,622	17,008
Shares redeemed	(20,913)	(37,830)	(218,411)	(412,761)
Net increase (decrease)	43,387	(15,676)	$465,577	$(173,034)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Government Income Fund	12%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Government Income Fund
Class A	.77%
Actual		$1,000.00	$963.80	$3.75
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class M	.76%
Actual		$1,000.00	$964.80	$3.70
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class C	1.54%
Actual		$1,000.00	$960.60	$7.49
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Government Income	.45%
Actual		$1,000.00	$965.30	$2.19
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.49%
Actual		$1,000.00	$965.20	$2.39
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Class Z	.36%
Actual		$1,000.00	$966.70	$1.76
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GOV-SANN-0422
1.700523.124

Fidelity® Intermediate Government Income Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’s Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2022

% of fund's investments
0.01 - 0.99%	26.6
1 - 1.99%	28.0
2 - 2.99%	27.2
3 - 3.99%	7.0
4 - 4.99%	0.3
5 - 5.99%	2.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Mortgage Securities	6.7%
CMOs and Other Mortgage Related Securities	5.3%
U.S. Treasury Obligations	86.8%
U.S. Government Agency Obligations	2.5%
Foreign Government & Government Agency Obligations	3.3%
Short-Term Investments and Net Other Assets (Liabilities)***	(4.6)%

 * Foreign investments - 3.3%

 ** Futures and Swaps - 12.9%

 *** Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 89.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.1%
Fannie Mae 0.625% 4/22/25	375	363
Federal Farm Credit Bank 0.375% 4/8/22	7,900	7,902
		8,265
U.S. Treasury Obligations - 86.8%
U.S. Treasury Notes:
0.125% 5/31/22	$4,104	$4,100
0.25% 7/31/25	23,839	22,701
0.25% 9/30/25	1,660	1,576
0.25% 10/31/25	3,300	3,128
0.375% 3/31/22	17,500	17,503
0.375% 4/30/25	2,186	2,099
0.375% 12/31/25	4,210	4,001
0.5% 11/30/23	13,200	12,989
0.75% 8/31/26	6,800	6,507
0.875% 1/31/24 (a)	5,600	5,539
0.875% 9/30/26	10,000	9,614
1.125% 8/31/28 (b)	71,136	68,080
1.25% 12/31/26	4,939	4,825
1.25% 9/30/28	580	559
1.375% 11/15/31	17,047	16,341
1.5% 9/30/24	4,297	4,286
1.5% 1/31/27	5,049	4,989
1.75% 7/31/24	220	221
1.875% 7/31/22	16,612	16,700
1.875% 2/28/27	5,600	5,637
2% 8/15/25 (b)	39,301	39,686
2.125% 3/31/24	9,848	9,974
2.125% 7/31/24	5,667	5,744
2.125% 5/15/25 (c)	593	601
2.25% 4/30/24	1,993	2,024
2.25% 12/31/24	5,707	5,807
2.25% 3/31/26	3,325	3,391
2.5% 2/28/26	9,441	9,717
2.625% 6/30/23	11,432	11,636
2.625% 12/31/23 (a)	13,887	14,186
2.75% 6/30/25 (b)	2,770	2,865
2.875% 11/30/25	8,513	8,868
3.125% 11/15/28	9,210	9,962
		335,856
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,636
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $348,861)		345,757

U.S. Government Agency - Mortgage Securities - 8.9%
Fannie Mae - 1.6%
2.5% 9/1/51 to 12/1/51	2,521	2,495
3% 11/1/34 to 2/1/52	1,416	1,453
3.5% 1/1/51	2,200	2,269
		6,217
Freddie Mac - 0.6%
2.5% 12/1/51	595	588
3% 9/1/34	452	467
3.5% 3/1/52	1,300	1,355
		2,410
Ginnie Mae - 3.5%
2% 3/1/52 (d)	800	782
3% 9/20/51 to 10/20/51	148	151
3% 3/1/52 (d)	400	407
3% 3/1/52 (d)	400	407
3% 3/1/52 (d)	450	457
3.5% 11/20/50	584	603
3.5% 3/1/52 (d)	2,600	2,683
3.5% 3/1/52 (d)	1,100	1,135
3.5% 3/1/52 (d)	250	258
3.5% 3/1/52 (d)	1,550	1,599
3.5% 3/1/52 (d)	1,600	1,651
3.5% 3/1/52 (d)	300	310
3.5% 3/1/52 (d)	150	155
3.5% 4/1/52 (d)	1,700	1,748
4% 3/1/52 (d)	600	623
4% 3/1/52 (d)	600	623
		13,592
Uniform Mortgage Backed Securities - 3.2%
2% 3/1/52 (d)	875	839
3% 3/1/52 (d)	2,000	2,020
3.5% 3/1/52 (d)	1,300	1,339
3.5% 3/1/52 (d)	1,550	1,596
3.5% 3/1/52 (d)	1,450	1,493
3.5% 3/1/52 (d)	800	824
3.5% 3/1/52 (d)	1,300	1,339
3.5% 3/1/52 (d)	450	463
3.5% 3/1/52 (d)	350	360
3.5% 3/1/52 (d)	1,900	1,957
		12,230
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $34,581)		34,449

Commercial Mortgage Securities - 5.3%
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2987% 2/25/31 (e)(f)	2,471	2,467
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2887% 3/25/31 (e)(f)	4,169	4,162
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 4/25/31 (e)(f)	1,348	1,344
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 5/25/28 (e)(f)	1,935	1,935
Series 2021-F114 Class A/S, 0.2687% 5/25/31 (e)	400	400
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2587% 7/25/31 (e)(f)	4,179	4,175
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2487% 8/25/31 (e)(f)	1,948	1,936
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2287% 8/25/28 (e)(f)	2,612	2,596
sequential payer Series 2021-K135 Class A2, 2.154% 10/25/31	1,400	1,373
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $20,510)		20,388

Foreign Government and Government Agency Obligations - 3.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	11,452
5.5% 4/26/24	1,100	1,191
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,120)		12,643
	Shares	Value (000s)

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.07% (g)	8,149,991	$8,152
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	19,142,618	19,145
TOTAL MONEY MARKET FUNDS
(Cost $27,297)		27,297
TOTAL INVESTMENT IN SECURITIES - 113.8%
(Cost $443,369)		440,534
NET OTHER ASSETS (LIABILITIES) - (13.8)%		(53,350)
NET ASSETS - 100%		$387,184

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 3/1/52	$(100)	$(103)
3.5% 3/1/52	(1,900)	(1,961)

TOTAL GINNIE MAE		(2,064)

Uniform Mortgage Backed Securities
2% 3/1/52	(875)	(839)
3% 3/1/52	(400)	(404)
3% 3/1/52	(1,000)	(1,010)
3% 3/1/52	(350)	(353)
3% 3/1/52	(250)	(252)
3.5% 3/1/52	(1,300)	(1,339)
3.5% 3/1/52	(2,200)	(2,266)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,463)

TOTAL TBA SALE COMMITMENTS
(Proceeds $8,485)		$(8,527)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	134	June 2022	$17,077	$137	$137
CBOT 2-Year U.S. Treasury Note Contracts (United States)	124	June 2022	26,688	85	85
CBOT 5-Year U.S. Treasury Note Contracts (United States)	85	June 2022	10,054	63	63
TOTAL PURCHASED					285
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	25	June 2022	3,917	(52)	(52)
TOTAL FUTURES CONTRACTS					$233

The notional amount of futures purchased as a percentage of Net Assets is 13.9%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $57,454,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
U.S. Secured Overnight Fin. Rate (SOFR) Indx (3)	Annual	0.25%	Annual	LCH	Mar. 2024	$18	$0	$0	$0
1.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2029	27	(1)	0	(1)

TOTAL INTEREST RATE SWAPS							$(1)	$0	$(1)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $381,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $10,000.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$33,854	$48,882	$74,584	$5	$--	$--	$8,152	0.0%
Fidelity Mortgage Backed Securities Central Fund	2	--	2	--	--	--	--	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	--	189,223	170,078	14	--	--	19,145	0.1%
Total	$33,856	$238,105	$244,664	$19	$--	$--	$27,297

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$345,757	$--	$345,757	$--
U.S. Government Agency - Mortgage Securities	34,449	--	34,449	--
Commercial Mortgage Securities	20,388	--	20,388	--
Foreign Government and Government Agency Obligations	12,643	--	12,643	--
Money Market Funds	27,297	27,297	--	--
Total Investments in Securities:	$440,534	$27,297	$413,237	$--
Derivative Instruments:
Assets
Futures Contracts	$285	$285	$--	$--
Swaps	--	--	--	--
Total Assets	$285	$285	$--	$--
Liabilities
Futures Contracts	$(52)	$(52)	$--	$--
Swaps	(1)	--	(1)	--
Total Liabilities	$(53)	$(52)	$(1)	$--
Total Derivative Instruments:	$232	$233	$(1)	$--
Other Financial Instruments:
TBA Sale Commitments	$(8,527)	$--	$(8,527)	$--
Total Other Financial Instruments:	$(8,527)	$--	$(8,527)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$285	$(52)
Total Interest Rate Risk	285	(52)
Other Risk
Swaps(b)	0	(1)
Total Other Risk	0	(1)
Total Value of Derivatives	$285	$(53)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,747) — See accompanying schedule: Unaffiliated issuers (cost $416,072)	$413,237
Fidelity Central Funds (cost $27,297)	27,297
Total Investment in Securities (cost $443,369)		$440,534
Receivable for TBA sale commitments		8,485
Receivable for fund shares sold		114
Interest receivable		901
Distributions receivable from Fidelity Central Funds		2
Receivable for daily variation margin on futures contracts		261
Total assets		450,297
Liabilities
Payable for investments purchased
Regular delivery	$9,646
Delayed delivery	25,059
TBA sale commitments, at value	8,527
Payable for fund shares redeemed	566
Distributions payable	25
Accrued management fee	96
Other affiliated payables	49
Collateral on securities loaned	19,145
Total liabilities		63,113
Net Assets		$387,184
Net Assets consist of:
Paid in capital		$395,572
Total accumulated earnings (loss)		(8,388)
Net Assets		$387,184
Net Asset Value, offering price and redemption price per share ($387,184 ÷ 37,267 shares)		$10.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$2,896
Income from Fidelity Central Funds (including $14 from security lending)		19
Total income		2,915
Expenses
Management fee	$628
Transfer agent fees	212
Fund wide operations fee	113
Total expenses		953
Net investment income (loss)		1,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(350)
Futures contracts	(1,867)
Swaps	1
Total net realized gain (loss)		(2,216)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,325)
Futures contracts	247
Swaps	(21)
TBA sale commitments	(36)
Total change in net unrealized appreciation (depreciation)		(13,135)
Net gain (loss)		(15,351)
Net increase (decrease) in net assets resulting from operations		$(13,389)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,962	$4,669
Net realized gain (loss)	(2,216)	(3,491)
Change in net unrealized appreciation (depreciation)	(13,135)	(7,084)
Net increase (decrease) in net assets resulting from operations	(13,389)	(5,906)
Distributions to shareholders	(2,144)	(11,939)
Share transactions
Proceeds from sales of shares	13,916	60,963
Reinvestment of distributions	1,967	11,094
Cost of shares redeemed	(67,175)	(151,515)
Net increase (decrease) in net assets resulting from share transactions	(51,292)	(79,458)
Total increase (decrease) in net assets	(66,825)	(97,303)
Net Assets
Beginning of period	454,009	551,312
End of period	$387,184	$454,009
Other Information
Shares
Sold	1,316	5,591
Issued in reinvestment of distributions	186	1,016
Redeemed	(6,358)	(13,933)
Net increase (decrease)	(4,856)	(7,326)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.15	$10.77	$10.23	$10.57	$10.79
Income from Investment Operations
Net investment income (loss)A,B	.049	.102	.166	.214	.181	.144
Net realized and unrealized gain (loss)	(.386)	(.220)	.376	.524	(.342)	(.138)
Total from investment operations	(.337)	(.118)	.542	.738	(.161)	.006
Distributions from net investment income	(.046)	(.091)	(.162)	(.198)	(.179)	(.138)
Distributions from net realized gain	(.007)	(.161)	–	–	–	(.088)
Total distributions	(.053)	(.252)	(.162)	(.198)	(.179)	(.226)
Net asset value, end of period	$10.39	$10.78	$11.15	$10.77	$10.23	$10.57
Total ReturnC,D	(3.13)%	(1.07)%	5.07%	7.30%	(1.52)%	.08%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.93%G	.94%	1.52%	2.06%	1.75%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$387	$454	$551	$529	$541	$576
Portfolio turnover rateH	183%G	220%	287%	244%	132%	149%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,540
Gross unrealized depreciation	(6,538)
Net unrealized appreciation (depreciation)	$(1,998)
Tax cost	$442,722

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,394)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,867)	$247
Purchased Options	(62)	57
Swaps	1	(21)
Total Interest Rate Risk	$(1,928)	$283

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	47,496	45,133

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Government Income Fund	$2	$–	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Intermediate Government Income Fund	.45%
Actual		$1,000.00	$968.70	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SLM-SANN-0422
1.844597.116

Fidelity® Total Bond K6 Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	49.4%
AAA	5.3%
AA	0.9%
A	5.2%
BBB	17.4%
BB and Below	16.1%
Not Rated	2.7%
Equities	2.7%
Short-Term Investments and Net Other Assets	0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	31.7%
U.S. Government and U.S. Government Agency Obligations	49.4%
Asset-Backed Securities	5.3%
CMOs and Other Mortgage Related Securities	3.4%
Municipal Bonds	0.2%
Stocks	0.1%
Other Investments	9.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 11.2%

 ** Futures and Swaps - 1.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	$339,000	$314,431
3.8% 12/1/57	4,105,000	3,851,323
4.3% 2/15/30	559,000	608,561
4.45% 4/1/24	51,000	53,243
5.15% 11/15/46	1,000,000	1,155,141
6.2% 3/15/40	840,000	1,024,336
6.3% 1/15/38	1,100,000	1,410,417
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,111,667
2.55% 3/21/31	1,065,000	1,022,302
3% 3/22/27	263,000	266,081
4.862% 8/21/46	1,250,000	1,494,585
5.012% 4/15/49	16,000	19,348
		12,331,435
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	2,197,084
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,001,730
5.375% 5/1/47	2,000,000	2,110,521
5.75% 4/1/48	861,000	951,726
Comcast Corp. 6.45% 3/15/37	365,000	481,766
Discovery Communications LLC:
3.625% 5/15/30	708,000	711,901
4.65% 5/15/50	1,913,000	1,955,598
Fox Corp.:
4.03% 1/25/24	216,000	223,810
4.709% 1/25/29	312,000	340,528
5.476% 1/25/39	308,000	359,093
Time Warner Cable LLC:
6.75% 6/15/39	545,000	661,508
7.3% 7/1/38	2,420,000	3,029,098
		11,827,279
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,440,000	1,481,580
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,297,874
3.875% 4/15/30	2,100,000	2,171,592
4.375% 4/15/40	269,000	278,194
4.5% 4/15/50	528,000	550,472
		5,779,712

TOTAL COMMUNICATION SERVICES		32,135,510

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	1,167,000	1,171,245
3.125% 5/12/23 (a)	1,017,000	1,031,688
		2,202,933
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	369,832
3.6% 7/1/30	419,000	439,514
		809,346
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	890,000	905,189
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	156,000	168,100
AutoZone, Inc.:
3.625% 4/15/25	239,000	247,280
4% 4/15/30	1,110,000	1,179,519
Lowe's Companies, Inc. 4.5% 4/15/30	798,000	880,176
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	263,487
		2,738,562

TOTAL CONSUMER DISCRETIONARY		6,656,030

CONSUMER STAPLES - 2.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,360,921
4.9% 2/1/46	4,500,000	5,033,336
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	940,262
4.35% 6/1/40	720,000	767,836
4.5% 6/1/50	1,000,000	1,100,381
4.75% 4/15/58	613,000	677,549
5.45% 1/23/39	800,000	953,054
5.55% 1/23/49	1,824,000	2,258,493
5.8% 1/23/59 (Reg. S)	1,933,000	2,477,611
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,228,780
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,347,425
3.45% 3/25/30	713,000	753,451
		21,899,099
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	563,233
6.6% 4/1/50	710,000	987,810
		1,551,043
Food Products - 0.3%
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	1,945,000	1,828,319
3.625% 1/15/32 (a)	353,000	320,295
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	260,000	273,653
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	1,955,000	1,725,307
5.5% 1/15/30 (a)	342,000	353,363
6.5% 4/15/29 (a)	2,005,000	2,127,806
		6,628,743
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,307,076
4.25% 8/9/42	932,000	850,900
4.5% 5/2/43	632,000	590,417
4.8% 2/14/29	173,000	186,890
5.375% 1/31/44	1,137,000	1,186,372
5.95% 2/14/49	600,000	666,486
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,329,801
4.906% 4/2/30	1,500,000	1,601,508
5.282% 4/2/50	1,500,000	1,521,645
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,631,997
Reynolds American, Inc. 7.25% 6/15/37	75,000	92,206
		10,965,298

TOTAL CONSUMER STAPLES		41,044,183

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,303,284
3.85% 6/1/27	2,700,000	2,815,961
3.9% 2/1/25	525,000	544,947
5.85% 2/1/35	525,000	617,512
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	189,478
4.25% 4/15/27	1,203,000	1,272,154
5.4% 6/15/47	244,000	274,558
6.75% 11/15/39	450,000	563,881
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,510
5.8% 6/1/45	10,000	11,944
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	525,850
5.85% 5/21/43 (a)(b)	2,820,000	2,622,600
Enbridge, Inc. 4.25% 12/1/26	525,000	559,417
Energy Transfer LP:
3.75% 5/15/30	481,000	488,776
4.2% 9/15/23	145,000	149,106
4.25% 3/15/23	195,000	198,732
4.5% 4/15/24	215,000	223,535
4.95% 6/15/28	494,000	531,290
5% 5/15/50	1,076,000	1,119,131
5.25% 4/15/29	350,000	384,140
5.4% 10/1/47	923,000	987,699
5.8% 6/15/38	275,000	305,191
6% 6/15/48	1,179,000	1,322,824
6.25% 4/15/49	241,000	278,304
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,326,191
Hess Corp.:
4.3% 4/1/27	1,146,000	1,211,552
5.6% 2/15/41	288,000	330,369
5.8% 4/1/47	874,000	1,045,874
7.125% 3/15/33	201,000	254,873
7.3% 8/15/31	231,000	292,936
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	365,966
6.55% 9/15/40	1,365,000	1,679,895
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	476,261
MPLX LP:
4.5% 7/15/23	274,000	281,299
4.8% 2/15/29	175,000	191,736
4.875% 12/1/24	272,000	288,222
5.5% 2/15/49	525,000	598,914
Occidental Petroleum Corp.:
3.2% 8/15/26	121,000	120,964
3.5% 8/15/29	382,000	380,090
4.3% 8/15/39	56,000	52,920
4.4% 8/15/49	56,000	53,188
4.5% 7/15/44	1,032,000	975,240
5.55% 3/15/26	831,000	893,076
6.2% 3/15/40	700,000	778,950
6.45% 9/15/36	600,000	706,500
6.6% 3/15/46	807,000	964,365
7.5% 5/1/31	927,000	1,123,988
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,923,547
6.625% 8/15/37	350,000	425,858
7.375% 11/1/31	435,000	553,343
8.125% 9/15/30	1,083,000	1,389,658
Petroleos Mexicanos:
5.95% 1/28/31	3,510,000	3,264,125
6.35% 2/12/48	3,548,000	2,837,300
6.49% 1/23/27	570,000	585,105
6.5% 3/13/27	20,000	20,530
6.75% 9/21/47	5,720,000	4,709,848
6.84% 1/23/30	6,742,000	6,730,876
6.95% 1/28/60	989,000	816,518
7.69% 1/23/50	2,090,000	1,870,550
Phillips 66 Co.:
3.7% 4/6/23	97,000	99,094
3.85% 4/9/25	125,000	129,905
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,704,743
3.6% 11/1/24	266,000	272,223
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,749,795
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,755,600
3.7% 1/15/23	2,000,000	2,027,931
4.3% 3/4/24	2,000,000	2,073,796
4.55% 6/24/24	70,000	73,291
5.75% 6/24/44	35,000	41,076
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	208,527
Valero Energy Corp. 2.85% 4/15/25	48,000	48,352
Western Gas Partners LP:
3.95% 6/1/25	174,000	176,175
4.5% 3/1/28	200,000	207,720
4.65% 7/1/26	138,000	142,989
4.75% 8/15/28	168,000	173,880
		76,722,548
FINANCIALS - 10.8%
Banks - 4.0%
Bank of America Corp.:
2.299% 7/21/32 (b)	1,880,000	1,743,987
3.5% 4/19/26	2,630,000	2,724,144
3.705% 4/24/28 (b)	528,000	546,919
4.45% 3/3/26	245,000	261,054
Barclays Bank PLC 1.7% 5/12/22	582,000	582,503
Barclays PLC:
2.852% 5/7/26 (b)	1,652,000	1,651,395
4.375% 1/12/26	900,000	948,238
5.088% 6/20/30 (b)	1,421,000	1,515,770
5.2% 5/12/26	1,318,000	1,412,804
BNP Paribas SA 2.219% 6/9/26 (a)(b)	1,520,000	1,489,163
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	972,060
4.3% 11/20/26	6,314,000	6,714,785
4.4% 6/10/25	2,266,000	2,377,403
4.412% 3/31/31 (b)	2,221,000	2,406,382
4.45% 9/29/27	4,372,000	4,669,440
5.5% 9/13/25	566,000	616,991
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	516,231
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (b)	270,000	275,382
6.125% 3/9/28	210,000	240,099
HSBC Holdings PLC 4.95% 3/31/30	298,000	329,634
Intesa Sanpaolo SpA:
4.198% 6/1/32 (a)(b)	242,000	218,907
5.017% 6/26/24 (a)	200,000	205,977
5.71% 1/15/26 (a)	3,773,000	3,976,997
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	880,000	855,719
3.797% 7/23/24 (b)	35,000	35,837
3.882% 7/24/38 (b)	1,000,000	1,054,422
4.452% 12/5/29 (b)	5,500,000	5,946,304
4.493% 3/24/31 (b)	3,000,000	3,292,907
NatWest Group PLC:
3.073% 5/22/28 (b)	951,000	950,674
5.125% 5/28/24	1,000,000	1,052,278
6% 12/19/23	1,237,000	1,312,140
6.1% 6/10/23	3,800,000	3,982,635
6.125% 12/15/22	6,545,000	6,761,992
NatWest Markets PLC 2.375% 5/21/23 (a)	1,767,000	1,778,948
Rabobank Nederland 4.375% 8/4/25	500,000	523,503
Societe Generale:
1.038% 6/18/25 (a)(b)	3,800,000	3,656,405
1.488% 12/14/26 (a)(b)	1,953,000	1,825,530
Wells Fargo & Co.:
2.406% 10/30/25 (b)	927,000	924,000
4.478% 4/4/31 (b)	3,026,000	3,302,983
5.013% 4/4/51 (b)	2,880,000	3,546,402
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	768,205
		77,967,149
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	406,611
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,639,034
4.2% 6/10/24	1,716,000	1,772,544
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,075,627
3.75% 3/26/25	1,200,000	1,230,760
3.8% 6/9/23	1,250,000	1,277,571
3.869% 1/12/29 (a)(b)	1,570,000	1,589,970
4.194% 4/1/31 (a)(b)	2,010,000	2,087,481
4.207% 6/12/24 (a)(b)	500,000	512,408
4.55% 4/17/26	388,000	409,725
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,910,567
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,139,497
5.882% 7/8/31 (b)	5,000,000	5,422,656
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	1,922,000	1,781,629
3.2% 2/23/23	3,000,000	3,036,774
3.691% 6/5/28 (b)	4,660,000	4,824,125
3.75% 5/22/25	525,000	543,038
3.8% 3/15/30	3,630,000	3,781,193
3.814% 4/23/29 (b)	1,025,000	1,063,779
4.017% 10/31/38 (b)	1,000,000	1,054,498
4.223% 5/1/29 (b)	2,500,000	2,650,175
6.75% 10/1/37	278,000	365,265
Moody's Corp.:
3.25% 1/15/28	10,000	10,357
3.75% 3/24/25	1,044,000	1,089,335
4.875% 2/15/24	9,000	9,438
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,671,729
3.622% 4/1/31 (b)	2,099,000	2,169,946
3.737% 4/24/24 (b)	2,500,000	2,546,626
4.431% 1/23/30 (b)	2,242,000	2,418,689
5% 11/24/25	5,722,000	6,184,261
State Street Corp. 2.825% 3/30/23 (b)	142,000	142,125
UBS Group AG:
1.494% 8/10/27 (a)(b)	1,190,000	1,122,427
2.859% 8/15/23 (a)(b)	1,000,000	1,006,354
4.125% 9/24/25 (a)	500,000	523,915
		63,470,129
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,307,846
2.45% 10/29/26	868,000	837,427
2.875% 8/14/24	1,196,000	1,196,956
3% 10/29/28	909,000	875,521
3.3% 1/30/32	972,000	922,793
4.125% 7/3/23	512,000	523,433
4.45% 4/3/26	561,000	585,797
4.875% 1/16/24	843,000	874,933
6.5% 7/15/25	731,000	805,342
Ally Financial, Inc.:
1.45% 10/2/23	462,000	456,179
3.05% 6/5/23	1,940,000	1,963,029
5.125% 9/30/24	465,000	492,739
5.75% 11/20/25	1,560,000	1,660,854
5.8% 5/1/25	1,072,000	1,160,078
8% 11/1/31	549,000	723,161
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,534,811
3.65% 5/11/27	2,746,000	2,843,658
3.8% 1/31/28	877,000	913,151
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,545,561
4.1% 2/9/27	284,000	297,855
4.5% 1/30/26	803,000	854,577
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	2,015,110
4.063% 11/1/24	4,206,000	4,268,030
5.584% 3/18/24	1,113,000	1,157,520
Synchrony Financial:
2.85% 7/25/22	302,000	303,579
3.95% 12/1/27	3,042,000	3,133,752
4.375% 3/19/24	1,056,000	1,091,943
5.15% 3/19/29	1,958,000	2,128,836
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,644,583
		42,119,054
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,179,428
4.05% 7/1/30	1,055,000	1,094,503
4.125% 5/15/29	1,000,000	1,057,486
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	73,673
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,418,768
Pine Street Trust I 4.572% 2/15/29 (a)	1,030,000	1,108,163
Pine Street Trust II 5.568% 2/15/49 (a)	1,000,000	1,188,486
		12,120,507
Insurance - 0.7%
AIA Group Ltd. 3.375% 4/7/30 (a)	1,502,000	1,559,226
American International Group, Inc.:
2.5% 6/30/25	2,900,000	2,912,801
3.4% 6/30/30	2,900,000	2,981,645
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,953,000	1,922,337
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	739,471
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,108,837
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,069,725
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	423,516
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	83,606
Unum Group:
3.875% 11/5/25	50,000	51,946
4% 6/15/29	852,000	900,088
		13,753,198

TOTAL FINANCIALS		209,430,037

HEALTH CARE - 1.1%
Health Care Providers & Services - 0.7%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,572,873
2.625% 8/1/31	800,000	737,648
3.375% 2/15/30	815,000	781,968
4.25% 12/15/27	880,000	900,812
4.625% 12/15/29	1,370,000	1,411,100
Cigna Corp.:
3.05% 10/15/27	500,000	510,251
4.375% 10/15/28	884,000	958,137
4.8% 8/15/38	550,000	612,717
CVS Health Corp.:
3% 8/15/26	125,000	127,213
3.625% 4/1/27	375,000	392,948
4.78% 3/25/38	2,092,000	2,339,405
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,833,098
Toledo Hospital 5.325% 11/15/28	319,000	348,905
		12,527,075
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,370,062
Elanco Animal Health, Inc.:
5.272% 8/28/23 (b)	459,000	472,770
5.9% 8/28/28 (b)	194,000	209,578
Mylan NV 4.55% 4/15/28	450,000	479,623
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,414,624
Viatris, Inc.:
1.125% 6/22/22	614,000	614,260
1.65% 6/22/25	197,000	190,330
2.7% 6/22/30	1,003,000	936,295
3.85% 6/22/40	437,000	409,636
		8,097,178

TOTAL HEALTH CARE		20,624,253

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,077,970
The Boeing Co.:
5.04% 5/1/27	723,000	785,430
5.15% 5/1/30	723,000	798,585
5.705% 5/1/40	720,000	838,724
5.805% 5/1/50	700,000	831,606
5.93% 5/1/60	720,000	854,941
		5,187,256
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	259,000	260,305
3.375% 7/1/25	1,294,000	1,309,067
3.875% 7/3/23	877,000	896,591
4.25% 2/1/24	977,000	1,008,825
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,038,719
		5,513,507
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	380,000	388,782
4.25% 4/15/26 (a)	290,000	298,027
4.375% 5/1/26 (a)	880,000	906,198
5.25% 5/15/24 (a)	730,000	762,814
		2,355,821

TOTAL INDUSTRIALS		13,056,584

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	214,000	222,755
5.85% 7/15/25	263,000	288,080
6.02% 6/15/26	258,000	287,889
6.1% 7/15/27	483,000	556,274
6.2% 7/15/30	418,000	494,716
		1,849,714
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (a)	351,000	330,910
2.45% 2/15/31 (a)	3,421,000	3,160,221
2.6% 2/15/33 (a)	3,032,000	2,767,049
3.5% 2/15/41 (a)	2,410,000	2,222,140
3.75% 2/15/51 (a)	1,131,000	1,055,340
		9,535,660
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,188,898
2.3% 3/25/28	1,961,000	1,868,479
2.8% 4/1/27	1,423,000	1,414,678
2.875% 3/25/31	2,460,000	2,347,963
		6,820,018

TOTAL INFORMATION TECHNOLOGY		18,205,392

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	1,206,000	1,304,950
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	985,601
American Homes 4 Rent LP 2.375% 7/15/31	153,000	140,668
Boston Properties, Inc.:
3.25% 1/30/31	792,000	790,595
4.5% 12/1/28	605,000	660,573
Corporate Office Properties LP:
2.25% 3/15/26	348,000	342,200
2.75% 4/15/31	235,000	220,831
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	257,578
3.5% 8/1/26	270,000	279,705
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	116,783
3.5% 7/15/29	129,000	133,518
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,600,755
Kite Realty Group Trust 4.75% 9/15/30	79,000	85,088
LXP Industrial Trust (REIT) 2.7% 9/15/30	387,000	368,911
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,013,000	930,367
3.375% 2/1/31	701,000	663,099
3.625% 10/1/29	1,155,000	1,134,259
4.375% 8/1/23	343,000	351,904
4.75% 1/15/28	3,349,000	3,507,522
4.95% 4/1/24	2,400,000	2,507,159
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	275,920
Realty Income Corp.:
2.2% 6/15/28	172,000	166,693
2.85% 12/15/32	211,000	205,190
3.25% 1/15/31	213,000	215,957
3.4% 1/15/28	320,000	329,447
Simon Property Group LP 2.45% 9/13/29	333,000	321,629
Store Capital Corp.:
2.75% 11/18/30	424,000	400,223
4.625% 3/15/29	315,000	338,582
Ventas Realty LP:
3% 1/15/30	1,531,000	1,514,689
3.5% 2/1/25	1,265,000	1,303,163
4% 3/1/28	218,000	231,678
4.75% 11/15/30	2,100,000	2,345,865
Vornado Realty LP 2.15% 6/1/26	374,000	363,096
WP Carey, Inc.:
3.85% 7/15/29	246,000	259,391
4% 2/1/25	489,000	510,484
4.6% 4/1/24	1,250,000	1,304,147
		25,163,270
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	566,414
3.95% 11/15/27	421,000	439,021
4.1% 10/1/24	995,000	1,030,734
4.55% 10/1/29	260,000	279,559
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	1,013,210
Sun Communities Operating LP:
2.3% 11/1/28	341,000	322,105
2.7% 7/15/31	880,000	827,834
Tanger Properties LP:
2.75% 9/1/31	897,000	815,888
3.125% 9/1/26	2,775,000	2,762,995
		8,057,760

TOTAL REAL ESTATE		33,221,030

UTILITIES - 1.0%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	2,143,069
3.743% 5/1/26	1,337,000	1,390,017
Duke Energy Corp. 2.45% 6/1/30	565,000	536,838
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	276,000	257,233
2.775% 1/7/32 (a)	935,000	880,146
Edison International 5.75% 6/15/27	2,985,000	3,313,723
Entergy Corp. 2.8% 6/15/30	580,000	557,370
Exelon Corp. 4.05% 4/15/30	365,000	387,322
FirstEnergy Corp. 7.375% 11/15/31	1,805,000	2,260,004
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	176,020
		11,901,742
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.:
3.3% 7/15/25 (a)	1,747,000	1,755,386
3.95% 7/15/30 (a)	1,523,000	1,553,765
		3,309,151
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,694,565
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	169,453
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,684,011
Puget Energy, Inc. 4.1% 6/15/30	683,000	708,399
		5,256,428

TOTAL UTILITIES		20,467,321

TOTAL NONCONVERTIBLE BONDS
(Cost $462,419,416)		472,867,838

U.S. Treasury Obligations - 36.8%
U.S. Treasury Bonds:
1.125% 5/15/40	$8,834,000	$7,346,713
1.75% 8/15/41	11,769,000	10,787,024
1.875% 11/15/51	38,201,000	35,640,339
2% 11/15/41	11,400,000	10,913,719
2% 8/15/51	80,358,000	77,080,900
2.25% 2/15/52	13,390,000	13,641,063
3% 2/15/47	24,645,000	27,991,329
U.S. Treasury Notes:
0.25% 5/15/24	1,280,000	1,244,450
0.375% 12/31/25	13,450,000	12,781,703
0.75% 3/31/26	33,344,000	32,048,012
0.75% 4/30/26	21,500,000	20,641,680
0.75% 8/31/26	15,360,000	14,698,800
0.875% 9/30/26	50,000,000	48,068,360
1.125% 2/15/31 (c)	61,339,000	57,790,443
1.25% 5/31/28	96,952,000	93,736,671
1.375% 11/15/31	42,176,000	40,429,650
1.5% 1/31/27	32,740,000	32,353,770
1.75% 1/31/29	29,322,000	29,170,808
2.125% 3/31/24	3,683,000	3,730,045
2.125% 7/31/24	38,835,000	39,359,879
2.125% 5/31/26	21,170,000	21,494,166
2.25% 12/31/24	2,843,000	2,892,864
2.5% 1/31/24	15,400,000	15,701,984
2.5% 2/28/26	60,080,000	61,835,463
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $733,287,374)		711,379,835

U.S. Government Agency - Mortgage Securities - 2.0%
Fannie Mae - 0.3%
2% 11/1/50 to 11/1/51	1,505,637	1,448,880
3% 10/1/51 (d)	3,513,106	3,575,695
4% 7/1/47	115,093	120,858

TOTAL FANNIE MAE		5,145,433

Freddie Mac - 0.1%
2% 3/1/51 to 12/1/51	872,009	838,842
2.5% 1/1/52	796,747	788,039

TOTAL FREDDIE MAC		1,626,881

Ginnie Mae - 0.2%
2% 3/1/52 (e)	150,000	146,616
2% 3/1/52 (e)	150,000	146,616
2% 3/1/52 (e)	100,000	97,744
2% 3/1/52 (e)	350,000	342,103
2% 3/1/52 (e)	350,000	342,103
2% 3/1/52 (e)	250,000	244,359
2% 3/1/52 (e)	200,000	195,488
2% 3/1/52 (e)	100,000	97,744
2.5% 11/20/51	148,547	148,656
2.5% 3/1/52 (e)	250,000	249,820
2.5% 3/1/52 (e)	250,000	249,820
2.5% 3/1/52 (e)	100,000	99,928
2.5% 3/1/52 (e)	150,000	149,892
2.5% 3/1/52 (e)	150,000	149,892
2.5% 3/1/52 (e)	150,000	149,892
3% 3/1/52 (e)	50,000	50,819
3% 3/1/52 (e)	50,000	50,819
3% 3/1/52 (e)	400,000	406,555
3.5% 3/1/52 (e)	250,000	257,962
3.5% 3/1/52 (e)	100,000	103,185
3.5% 3/1/52 (e)	50,000	51,592
3.5% 3/1/52 (e)	150,000	154,777
3.5% 3/1/52 (e)	150,000	154,777
3.5% 3/1/52 (e)	50,000	51,592
3.5% 3/1/52 (e)	50,000	51,592
3.5% 4/1/52 (e)	150,000	154,268

TOTAL GINNIE MAE		4,298,611

Uniform Mortgage Backed Securities - 1.4%
1.5% 3/1/52 (e)	100,000	92,696
1.5% 3/1/52 (e)	50,000	46,348
1.5% 3/1/52 (e)	50,000	46,348
1.5% 3/1/52 (e)	50,000	46,348
1.5% 4/1/52 (e)	50,000	46,278
2% 3/1/37 (e)	100,000	99,234
2% 3/1/37 (e)	1,300,000	1,290,047
2% 4/1/37 (e)	100,000	99,059
2% 4/1/37 (e)	50,000	49,529
2% 3/1/52 (e)	700,000	671,079
2% 3/1/52 (e)	600,000	575,210
2% 3/1/52 (e)	400,000	383,473
2% 3/1/52 (e)	825,000	790,914
2% 4/1/52 (e)	600,000	574,273
2.5% 3/1/52 (e)	2,000,000	1,972,812
2.5% 3/1/52 (e)	300,000	295,922
2.5% 3/1/52 (e)	300,000	295,922
2.5% 3/1/52 (e)	2,000,000	1,972,812
2.5% 3/1/52 (e)	1,275,000	1,257,668
2.5% 3/1/52 (e)	1,225,000	1,208,347
3% 3/1/52 (e)	1,200,000	1,211,720
3% 3/1/52 (e)	1,200,000	1,211,720
3% 3/1/52 (e)	100,000	100,977
3% 3/1/52 (e)	3,200,000	3,231,252
3.5% 3/1/52 (e)	1,250,000	1,287,500
3.5% 3/1/52 (e)	650,000	669,500
3.5% 3/1/52 (e)	600,000	618,000
3.5% 3/1/52 (e)	500,000	515,000
3.5% 3/1/52 (e)	1,300,000	1,339,000
3.5% 3/1/52 (e)	300,000	309,000
3.5% 3/1/52 (e)	250,000	257,500
3.5% 3/1/52 (e)	1,650,000	1,699,500
3.5% 3/1/52 (e)	550,000	566,500
3.5% 3/1/52 (e)	400,000	412,000
4% 3/1/52 (e)	350,000	365,367
4% 3/1/52 (e)	350,000	365,367
4% 3/1/52 (e)	900,000	939,515

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		26,913,737

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $38,264,035)		37,984,662

Asset-Backed Securities - 5.3%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$366,049	$291,256
Series 2019-1 Class A, 3.844% 5/15/39 (a)	602,565	533,587
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,094,199	1,028,424
Class B, 4.458% 10/16/39 (a)	220,258	180,493
Series 2021-1A Class A, 2.95% 11/16/41 (a)	1,395,723	1,318,139
Series 2021-2A Class A, 2.798% 1/15/47 (a)	2,473,279	2,395,916
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	456,000	454,808
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(f)	365,000	363,148
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (a)(b)(f)	869,000	861,727
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (a)(b)(f)	1,972,000	1,942,308
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (a)(b)(f)	992,000	984,532
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 1.309% 4/30/31 (a)(b)(f)	1,700,000	1,686,959
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	508,140	471,985
Class B, 4.335% 1/16/40 (a)	244,877	175,575
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(f)	1,101,000	1,097,566
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2877% 4/25/34 (a)(b)(f)	657,000	651,155
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (a)(b)(f)	1,286,000	1,277,795
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (a)(b)(f)	1,808,000	1,807,561
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (a)(b)(f)	1,398,000	1,387,133
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (a)(b)(f)	460,000	458,190
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (a)(b)(f)	860,000	856,161
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.2777% 4/25/34 (a)(b)(f)	1,437,000	1,422,120
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (a)(b)(f)	1,680,000	1,672,885
Beechwood Park CLO Ltd.:
Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5713% 1/17/33 (a)(b)(f)	1,135,000	1,135,000
Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 1/17/35 (a)(b)(f)	1,857,000	1,856,545
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (a)(b)(f)	1,299,000	1,291,702
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (a)	2,243,318	2,155,604
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(f)	1,388,000	1,384,815
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	836,218	827,670
Class B, 5.095% 4/15/39 (a)	488,890	452,545
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	470,761	458,906
Series 2021-1A Class A, 3.474% 1/15/46 (a)	399,027	398,196
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(f)	1,037,000	1,030,206
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.32% 4/20/35 (a)(b)(e)(f)	1,721,000	1,720,152
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (a)(b)(f)	838,000	829,111
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (a)(b)(f)	1,199,000	1,181,972
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (a)(b)(f)	1,364,000	1,354,808
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (a)(b)(f)	1,620,000	1,611,827
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (a)(b)(f)	2,220,000	2,210,165
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	26,016	26,057
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	458,880	470,123
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 4/20/35 (a)(b)(e)(f)	969,000	968,765
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(f)	875,000	870,574
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (a)(b)(f)	1,259,000	1,258,193
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (a)(b)(f)	900,000	899,996
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (a)(b)(f)	1,156,000	1,149,486
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (a)(b)(f)	707,000	702,879
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(f)	610,000	609,790
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (a)(b)(f)	1,578,000	1,569,834
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (a)(b)(f)	350,000	348,595
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	519,789	512,613
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (a)(b)(f)	902,000	893,785
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (a)(b)(f)	1,250,000	1,239,239
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (a)(b)(f)	1,560,000	1,556,248
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	380,397	362,735
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	500,245	486,087
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (a)(b)(f)	960,000	954,594
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 1.33% 4/15/35 (a)(b)(e)(f)	2,253,000	2,252,448
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (a)(b)(f)	820,000	819,467
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (a)(b)(f)	915,840	912,716
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (a)(b)(f)	1,690,000	1,680,409
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (a)(b)(f)	1,540,000	1,528,618
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (a)(b)(f)	923,000	916,149
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (a)(b)(f)	364,000	362,643
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (a)(b)(f)	305,000	303,124
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (a)(b)(f)	1,565,000	1,556,195
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (a)(b)(f)	1,158,000	1,144,312
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (a)(b)(f)	1,132,000	1,122,121
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (a)(b)(f)	1,480,000	1,479,901
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	217,612	220,810
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (a)(b)(f)	1,391,000	1,383,283
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (a)(b)(f)	500,000	496,416
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,933,065	1,961,152
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	948,640	944,760
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	1,123,000	1,126,652
Class A2II, 4.008% 12/5/51 (a)	1,004,000	986,844
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	447,819	439,743
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	932,904	909,521
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (a)(b)(f)	1,717,000	1,708,224
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(f)	1,862,000	1,861,548
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,052,366	1,008,697
Class B, 4.335% 3/15/40 (a)	233,783	194,410
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,226,089
1.884% 7/15/50 (a)	498,000	486,776
2.328% 7/15/52 (a)	381,000	372,252
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (a)(b)(e)(f)	1,936,000	1,935,032
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.5313% 4/18/33 (a)(b)(f)	3,000,000	2,980,914
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (a)(b)(f)	1,453,000	1,438,676
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (a)(b)(f)	1,290,000	1,278,017
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	827,709	809,219
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,471,851	1,427,428
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6411% 3/25/58 (a)(b)	247,676	253,081
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (a)(b)(f)	1,290,000	1,285,846
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (a)(b)(f)	851,000	846,002
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(f)	1,736,000	1,724,374
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (a)(b)(f)	860,000	854,497
TOTAL ASSET-BACKED SECURITIES
(Cost $103,341,149)		102,336,606

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	692,618	682,695
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	704,253	699,954
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	952,852	948,070
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	455,429	451,803
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	2,275,000	2,283,700
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	578,271	591,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,688,699)		5,657,437

Commercial Mortgage Securities - 3.1%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (a)(b)(f)	1,005,000	996,349
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.65% 1/15/39 (a)(b)(f)	190,000	188,023
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.25% 1/15/39 (a)(b)(f)	136,000	134,605
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,495,246
Class ANM, 3.112% 11/5/32 (a)	778,000	774,016
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	129,451
Class CNM, 3.7186% 11/5/32 (a)(b)	100,000	96,359
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	133,599
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	162,095
Series 2019-B12 Class XA, 1.0615% 8/15/52 (b)(g)	8,038,131	442,662
Series 2019-B14 Class XA, 0.7822% 12/15/62 (b)(g)	4,560,104	191,516
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (a)(b)(f)	760,000	754,274
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(f)	1,794,000	1,753,575
Class B, 1 month U.S. LIBOR + 0.890% 1.0908% 10/15/36 (a)(b)(f)	268,000	261,291
Class C, 1 month U.S. LIBOR + 1.090% 1.2906% 10/15/36 (a)(b)(f)	359,000	348,214
Class D, 1 month U.S. LIBOR + 1.290% 1.4903% 10/15/36 (a)(b)(f)	349,000	337,642
Class E, 1 month U.S. LIBOR + 1.940% 2.1395% 10/15/36 (a)(b)(f)	1,213,000	1,173,524
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(f)	2,553,000	2,527,442
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.3623% 2/15/39 (a)(b)(f)	769,000	760,716
Class C, CME TERM SOFR 1 MONTH + 1.560% 1.6117% 2/15/39 (a)(b)(f)	769,000	760,929
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.0108% 2/15/39 (a)(b)(f)	769,000	760,788
floater sequential payer Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (a)(b)(f)	933,826	928,026
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.816% 9/15/37 (a)(b)(f)	237,279	200,621
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (a)(b)(f)	328,300	327,049
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.491% 4/15/34 (a)(b)(f)	614,000	604,757
Class C, 1 month U.S. LIBOR + 1.600% 1.791% 4/15/34 (a)(b)(f)	406,000	398,870
Class D, 1 month U.S. LIBOR + 1.900% 2.091% 4/15/34 (a)(b)(f)	426,000	416,937
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (a)(b)(f)	534,650	529,932
Class C, 1 month U.S. LIBOR + 1.250% 1.441% 10/15/36 (a)(b)(f)	672,350	666,013
Class D, 1 month U.S. LIBOR + 1.450% 1.641% 10/15/36 (a)(b)(f)	952,850	943,294
Class E, 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (a)(b)(f)	4,313,750	4,265,302
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (a)(b)(f)	814,000	804,850
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	1,875,963	1,785,203
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (a)(b)(f)	580,000	572,730
Class B, 1 month U.S. LIBOR + 1.250% 1.4411% 11/15/36 (a)(b)(f)	200,000	196,992
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(f)	1,556,638	1,539,147
Class B, 1 month U.S. LIBOR + 1.500% 1.691% 6/15/34 (a)(b)(f)	306,761	301,375
Class C, 1 month U.S. LIBOR + 1.750% 1.941% 6/15/34 (a)(b)(f)	346,471	336,913
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(f)	1,074,945	1,056,665
Class B, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (a)(b)(f)	331,352	323,133
Class C, 1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (a)(b)(f)	246,565	239,236
Class D, 1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (a)(b)(f)	304,064	293,543
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.0214% 4/10/48 (b)(g)	2,771,851	73,974
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	275,806
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	264,686
Series 2014-CR17 Class XA, 0.9572% 5/10/47 (b)(g)	1,409,557	24,091
Series 2014-LC17 Class XA, 0.7008% 10/10/47 (b)(g)	2,497,467	37,923
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (a)(b)(f)	673,000	666,247
Class C, 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (a)(b)(f)	162,000	160,375
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	405,192	395,482
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	597,321
Class B, 4.5349% 4/15/36 (a)	107,000	106,428
Class C, 4.782% 4/15/36 (a)(b)	123,000	121,561
Class D, 4.782% 4/15/36 (a)(b)	245,000	236,580
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.441% 12/15/30 (a)(b)(f)	1,296,000	1,276,903
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(f)	2,537,000	2,484,667
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(f)	803,058	795,334
Class B, 1 month U.S. LIBOR + 1.380% 1.572% 7/15/38 (a)(b)(f)	457,186	451,738
Class C, 1 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (a)(b)(f)	336,926	332,910
Class D, 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (a)(b)(f)	677,828	668,934
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.891% 9/15/31 (a)(b)(f)	1,240,812	1,228,842
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.29% 10/15/31 (a)(b)(f)	457,000	451,260
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(f)	1,036,000	1,024,936
Class B, 1 month U.S. LIBOR + 1.150% 1.341% 10/15/36 (a)(b)(f)	160,000	157,815
Class C, 1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (a)(b)(f)	132,000	130,101
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	476,000	486,010
Class CFX, 4.9498% 7/5/33 (a)	103,000	105,031
Class DFX, 5.3503% 7/5/33 (a)	159,000	161,722
Class EFX, 5.5422% 7/5/33 (a)	218,000	219,461
Class XAFX, 1.116% 7/5/33 (a)(b)(g)	2,000,000	25,463
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(f)	1,375,175	1,347,623
Class B, 1 month U.S. LIBOR + 0.880% 1.071% 3/15/38 (a)(b)(f)	331,261	323,380
Class C, 1 month U.S. LIBOR + 1.100% 1.291% 3/15/38 (a)(b)(f)	208,390	202,649
Class D, 1 month U.S. LIBOR + 1.400% 1.591% 3/15/38 (a)(b)(f)	289,976	280,914
Class E, 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (a)(b)(f)	253,606	245,986
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.441% 8/15/33 (a)(b)(f)	507,190	503,962
Class C, 1 month U.S. LIBOR + 1.500% 1.691% 8/15/33 (a)(b)(f)	1,221,463	1,210,163
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,702,199
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	416,639
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	246,000	242,015
Class C, 3.1771% 11/10/36 (a)(b)	235,000	228,227
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.9617% 12/15/37 (a)(b)(f)	444,000	441,570
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5537% 12/15/37 (a)(b)(f)	410,420	409,649
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.05% 2/15/39 (a)(b)(f)	457,000	454,849
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.7% 2/15/39 (a)(b)(f)	237,000	235,885
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(f)	1,701,000	1,666,934
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (a)(b)(f)	974,000	954,492
Class C, 1 month U.S. LIBOR + 1.320% 1.5201% 11/15/38 (a)(b)(f)	605,000	592,157
Class D, 1 month U.S. LIBOR + 1.570% 1.7693% 11/15/38 (a)(b)(f)	398,000	389,551
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0116% 12/15/50 (b)(g)	1,422,674	62,987
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (a)(b)(f)	833,718	830,528
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	1,382,000	1,288,233
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	90,000	83,189
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (a)(b)(f)	953,000	944,052
Series 2017-C42 Class XA, 0.8736% 12/15/50 (b)(g)	3,620,496	158,026
Series 2018-C46 Class XA, 0.9348% 8/15/51 (b)(g)	3,000,804	116,666
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	367,770
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0143% 8/15/47 (b)(g)	900,946	17,717
Series 2014-LC14 Class XA, 1.2464% 3/15/47 (b)(g)	1,182,268	22,435
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $61,075,641)		59,614,952

Municipal Securities - 0.2%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	134,032
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,785,614
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,893,444
TOTAL MUNICIPAL SECURITIES
(Cost $4,538,132)		4,813,090

Foreign Government and Government Agency Obligations - 0.8%
Argentine Republic:
0.5% 7/9/30 (h)	$685,010	$218,518
1% 7/9/29	75,245	24,793
1.125% 7/9/35 (h)	1,254,989	372,104
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,106,850
5.95% 1/25/27 (a)	2,850,000	2,964,000
6% 7/19/28 (a)	550,000	567,463
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	610,000	635,925
3.875% 4/16/50 (a)	915,000	979,050
Indonesian Republic:
3.85% 10/15/30	2,100,000	2,226,394
4.2% 10/15/50	2,100,000	2,150,106
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	700,000	716,625
3.25% 10/22/30 (a)	595,000	613,594
4.5% 4/22/60 (a)	390,000	431,925
State of Qatar:
3.4% 4/16/25 (a)	585,000	606,353
4.4% 4/16/50 (a)	1,390,000	1,607,188
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,139,082)		15,220,888

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,398,736)	1,400,000	1,410,349

Bank Notes - 0.0%
Discover Bank 4.682% 8/9/28 (b)	401,000	411,085
Regions Bank 6.45% 6/26/37	250,000	326,937
TOTAL BANK NOTES
(Cost $698,541)		738,022
	Shares	Value

Fixed-Income Funds - 26.0%
Fidelity Emerging Markets Debt Central Fund (i)	5,108,750	$42,555,888
Fidelity Floating Rate Central Fund (i)	1,090,324	108,792,499
Fidelity International Credit Central Fund (i)	528,856	50,817,810
Fidelity Mortgage Backed Securities Central Fund (i)	1,664,972	176,836,728
Fidelity Specialized High Income Central Fund (i)	1,337,277	122,975,950
TOTAL FIXED-INCOME FUNDS
(Cost $516,903,994)		501,978,875
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $372,374)	330,000	349,033
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.07% (j)	49,234,149	49,243,996
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)	55,352,865	55,358,400
TOTAL MONEY MARKET FUNDS
(Cost $104,601,651)		104,602,396
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $2,047,728,824)		2,018,953,983
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(84,845,003)
NET ASSETS - 100%		$1,934,108,980

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 3/1/52	$(100,000)	$(101,638)
3.5% 3/1/52	(400,000)	(412,740)

TOTAL GINNIE MAE		(514,378)

Uniform Mortgage Backed Securities
2% 3/1/37	(100,000)	(99,234)
2% 4/1/37	(150,000)	(148,588)
2% 3/1/52	(600,000)	(575,210)
3% 3/1/52	(600,000)	(605,860)
3% 3/1/52	(600,000)	(605,860)
3% 3/1/52	(1,200,000)	(1,211,720)
3% 3/1/52	(1,250,000)	(1,262,208)
3% 3/1/52	(400,000)	(403,907)
3% 3/1/52	(350,000)	(353,418)
3.5% 3/1/52	(900,000)	(927,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,193,005)

TOTAL TBA SALE COMMITMENTS
(Proceeds $6,695,990)		$(6,707,383)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5	June 2022	$637,188	$4,318	$4,318
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	57	June 2022	12,267,914	(38,651)	(38,651)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	20	June 2022	2,365,625	(16,445)	(16,445)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	17	June 2022	2,663,688	(35,031)	(35,031)

TOTAL SOLD					(90,127)

TOTAL FUTURES CONTRACTS					$(85,809)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$4,560,000	$6,935	$(60)	$6,875
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	130,000	198	(975)	(777)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	300,000	1,581	1,740	3,321
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	10,000	53	27	80
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	500,000	2,635	(623)	2,012
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	80,000	422	435	857
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	270,000	1,466	(1,478)	(12)

TOTAL CREDIT DEFAULT SWAPS						$13,290	$(934)	$12,356

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2024	$5,755,000	$(65,499)	$0	$(65,499)
U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	1.75%	Annual	LCH	Mar. 2052	78,000	5,134	0	5,134

TOTAL INTEREST RATE SWAPS							$(60,365)	$0	$(60,365)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,403,307 or 12.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $144,314.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$51,429,217	$497,749,953	$499,935,174	$17,180	$--	$--	$49,243,996	0.1%
Fidelity Emerging Markets Debt Central Fund	46,303,339	1,010,263	--	1,010,261	--	(4,757,714)	42,555,888	1.6%
Fidelity Floating Rate Central Fund	107,325,493	2,189,125	--	2,189,125	--	(722,119)	108,792,499	3.4%
Fidelity International Credit Central Fund	--	53,347,008	--	626,758	--	(2,529,198)	50,817,810	9.6%
Fidelity Mortgage Backed Securities Central Fund	182,301,525	2,625,273	--	2,626,054	--	(8,090,070)	176,836,728	10.0%
Fidelity Securities Lending Cash Central Fund 0.07%	58,854,720	393,091,019	396,587,339	29,903	--	--	55,358,400	0.1%
Fidelity Specialized High Income Central Fund	127,541,730	7,021,376	--	7,021,202	--	(11,587,156)	122,975,950	35.2%
Total	$573,756,024	$957,034,017	$896,522,513	$13,520,483	$--	$(27,686,257)	$606,581,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$472,867,838	$--	$472,867,838	$--
U.S. Government and Government Agency Obligations	711,379,835	--	711,379,835	--
U.S. Government Agency - Mortgage Securities	37,984,662	--	37,984,662	--
Asset-Backed Securities	102,336,606	--	102,336,606	--
Collateralized Mortgage Obligations	5,657,437	--	5,657,437	--
Commercial Mortgage Securities	59,614,952	--	59,614,952	--
Municipal Securities	4,813,090	--	4,813,090	--
Foreign Government and Government Agency Obligations	15,220,888	--	15,220,888	--
Supranational Obligations	1,410,349	--	1,410,349	--
Bank Notes	738,022	--	738,022	--
Fixed-Income Funds	501,978,875	501,978,875	--	--
Preferred Securities	349,033	--	349,033	--
Money Market Funds	104,602,396	104,602,396	--	--
Total Investments in Securities:	$2,018,953,983	$606,581,271	$1,412,372,712	$--
Derivative Instruments:
Assets
Futures Contracts	$4,318	$4,318	$--	$--
Swaps	18,424	--	18,424	--
Total Assets	$22,742	$4,318	$18,424	$--
Liabilities
Futures Contracts	$(90,127)	$(90,127)	$--	$--
Swaps	(65,499)	--	(65,499)	--
Total Liabilities	$(155,626)	$(90,127)	$(65,499)	$--
Total Derivative Instruments:	$(132,884)	$(85,809)	$(47,075)	$--
Other Financial Instruments:
TBA Sale Commitments	$(6,707,383)	$--	$(6,707,383)	$--
Total Other Financial Instruments:	$(6,707,383)	$--	$(6,707,383)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$13,290	$0
Total Credit Risk	13,290	0
Interest Rate Risk
Futures Contracts(b)	4,318	(90,127)
Swaps(c)	5,134	(65,499)
Total Interest Rate Risk	9,452	(155,626)
Total Value of Derivatives	$22,742	$(155,626)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.7%
Cayman Islands	5.2%
United Kingdom	1.8%
Mexico	1.6%
Others (Individually Less Than 1%)	5.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,878,284) — See accompanying schedule: Unaffiliated issuers (cost $1,426,223,180)	$1,412,372,713
Fidelity Central Funds (cost $621,505,644)	606,581,270
Total Investment in Securities (cost $2,047,728,824)		$2,018,953,983
Segregated cash with brokers for derivative instruments		182,036
Cash		685,860
Receivable for investments sold		721
Receivable for TBA sale commitments		6,695,990
Receivable for fund shares sold		5,011,116
Interest receivable		7,138,311
Distributions receivable from Fidelity Central Funds		7,081
Receivable for daily variation margin on centrally cleared OTC swaps		15,078
Bi-lateral OTC swaps, at value		13,290
Other receivables		47,306
Total assets		2,038,750,772
Liabilities
Payable for investments purchased
Regular delivery	$2,574,604
Delayed delivery	37,978,185
TBA sale commitments, at value	6,707,383
Payable for swaps	1,478
Payable for fund shares redeemed	1,434,654
Accrued management fee	481,714
Payable for daily variation margin on futures contracts	105,164
Other payables and accrued expenses	210
Collateral on securities loaned	55,358,400
Total liabilities		104,641,792
Net Assets		$1,934,108,980
Net Assets consist of:
Paid in capital		$1,958,216,091
Total accumulated earnings (loss)		(24,107,111)
Net Assets		$1,934,108,980
Net Asset Value, offering price and redemption price per share ($1,934,108,980 ÷ 194,998,315 shares)		$9.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$12,581
Interest		16,547,631
Income from Fidelity Central Funds (including $29,903 from security lending)		7,454,935
Total income		24,015,147
Expenses
Management fee	$2,870,798
Independent trustees' fees and expenses	3,145
Total expenses before reductions	2,873,943
Expense reductions	(144)
Total expenses after reductions		2,873,799
Net investment income (loss)		21,141,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,735,393
Futures contracts	475,674
Swaps	(88,783)
Written options	942
Capital gain distributions from Fidelity Central Funds	6,065,548
Total net realized gain (loss)		15,188,774
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,554,532)
Fidelity Central Funds	(27,686,258)
Futures contracts	(83,951)
Swaps	4,589
Written options	(1,566)
TBA sale commitments	22,983
Total change in net unrealized appreciation (depreciation)		(107,298,735)
Net gain (loss)		(92,109,961)
Net increase (decrease) in net assets resulting from operations		$(70,968,613)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,141,348	$41,222,277
Net realized gain (loss)	15,188,774	(396,365)
Change in net unrealized appreciation (depreciation)	(107,298,735)	3,932,120
Net increase (decrease) in net assets resulting from operations	(70,968,613)	44,758,032
Distributions to shareholders	(28,655,868)	(100,526,521)
Share transactions
Proceeds from sales of shares	514,020,779	878,123,657
Reinvestment of distributions	28,655,706	100,512,120
Cost of shares redeemed	(342,020,367)	(737,399,962)
Net increase (decrease) in net assets resulting from share transactions	200,656,118	241,235,815
Total increase (decrease) in net assets	101,031,637	185,467,326
Net Assets
Beginning of period	1,833,077,343	1,647,610,017
End of period	$1,934,108,980	$1,833,077,343
Other Information
Shares
Sold	50,217,247	84,256,567
Issued in reinvestment of distributions	2,799,215	9,643,812
Redeemed	(33,490,786)	(70,690,814)
Net increase (decrease)	19,525,676	23,209,565

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.82	$10.34	$9.73	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.113	.247	.293	.315	.280	.061
Net realized and unrealized gain (loss)	(.490)	.013	.494	.610	(.347)	.073
Total from investment operations	(.377)	.260	.787	.925	(.067)	.134
Distributions from net investment income	(.117)	(.240)	(.287)	(.315)	(.261)	(.064)
Distributions from net realized gain	(.036)	(.390)	(.020)	–	(.012)	–
Total distributions	(.153)	(.630)	(.307)	(.315)	(.273)	(.064)
Net asset value, end of period	$9.92	$10.45	$10.82	$10.34	$9.73	$10.07
Total ReturnD,E	(3.64)%	2.53%	7.77%	9.72%	(.66)%	1.35%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.30%H	.30%	.30%	.30%	.30%	.30%H
Expenses net of fee waivers, if any	.30%H	.30%	.30%	.30%	.30%	.30%H
Expenses net of all reductions	.30%H	.30%	.30%	.30%	.30%	.30%H
Net investment income (loss)	2.23%H	2.37%	2.82%	3.20%	2.87%	2.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,934,109	$1,833,077	$1,647,610	$1,344,694	$913,155	$493,245
Portfolio turnover rateI	65%H	137%	167%	83%	44%	51%J

 A For the period May 25, 2017 (commencement of operations) through August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Restricted Securities Options Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,206,500
Gross unrealized depreciation	(55,018,056)
Net unrealized appreciation (depreciation)	$(27,811,556)
Tax cost	$2,046,620,328

The Fund elected to defer to its next fiscal year approximately $4,885,572 of capital losses recognized during the period November 1, 2020 to August 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(62,218)	$54,536
Total Credit Risk	(62,218)	54,536
Interest Rate Risk
Futures Contracts	475,674	(83,951)
Purchased Options	(6,052)	605
Swaps	(26,565)	(49,947)
Written Options	942	(1,566)
Total Interest Rate Risk	443,999	(134,859)
Totals	$381,781	$(80,323)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	381,552,406	301,681,310

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond K6 Fund	$3,188	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $144.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Total Bond K6 Fund	.30%
Actual		$1,000.00	$963.60	$1.46
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity fund to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TBDK6-SANN-0422
1.9884014.104

Fidelity® Total Bond Fund

Semi-Annual Report

February 28, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	46.3%
AAA	6.0%
AA	1.9%
A	6.9%
BBB	19.3%
BB and Below	16.4%
Not Rated	3.4%
Equities	0.2%
Short-Term Investments and Net Other Assets*	(0.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	34.4%
U.S. Government and U.S. Government Agency Obligations	46.3%
Asset-Backed Securities	5.6%
CMOs and Other Mortgage Related Securities	4.6%
Municipal Bonds	0.6%
Stocks	0.2%
Other Investments	8.7%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.4)%

 * Foreign investments - 16.1%

 ** Futures and Swaps - 0.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$4,891,000	$4,653,787
3.375% 8/15/26		7,604,000	6,896,828
			11,550,615
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		894,620	4,830,948
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,544,200	7,520,254
			12,351,202
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	32,700
Digitalbridge Group, Inc. 5% 4/15/23		10,000	10,186
			42,886

TOTAL CONVERTIBLE BONDS			23,944,703

Nonconvertible Bonds - 34.3%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
Altice France SA:
5.125% 1/15/29 (d)		13,750,000	12,478,125
5.125% 7/15/29 (d)		8,970,000	8,117,850
5.5% 1/15/28 (d)		4,910,000	4,590,850
5.5% 10/15/29 (d)		8,700,000	7,971,375
AT&T, Inc.:
2.55% 12/1/33		6,621,000	6,141,144
3% 6/30/22		7,993,000	8,017,243
3.8% 12/1/57		15,250,000	14,307,593
4.3% 2/15/30		10,373,000	11,292,673
4.45% 4/1/24		1,500,000	1,565,957
5.15% 11/15/46		12,000,000	13,861,687
6.2% 3/15/40		7,512,000	9,160,492
6.3% 1/15/38		10,617,000	13,613,093
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	283,211
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		27,017,000	27,894,512
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		1,135,000	1,065,073
5.625% 9/15/28 (d)		895,000	809,975
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	511,280
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	1,312,288
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		13,065,000	12,682,849
5.875% 10/15/27 (d)		5,356,000	5,431,734
5.875% 11/1/29		5,035,000	4,632,200
6% 1/15/30 (d)		2,920,000	2,719,980
6.75% 5/1/29 (d)		5,950,000	5,776,230
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,535,000	1,500,463
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	13,900,000	14,860,655
1.5% 10/14/24 (Reg. S)	EUR	1,800,000	1,943,801
1.875% 2/11/28 (Reg. S)	EUR	1,800,000	1,748,894
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		840,000	735,728
4.25% 7/1/28 (d)		8,820,000	8,144,300
4.625% 9/15/27 (d)		5,225,000	5,042,125
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,630,000	1,572,950
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		14,110,000	11,809,153
5.125% 12/15/26 (d)		8,365,000	7,782,503
6.875% 1/15/28		850,000	819,451
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		835,000	730,625
10.75% 6/1/28(d)		2,800,000	2,955,652
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		1,235,000	1,179,425
3.25% 2/21/23 (d)		1,185,000	1,199,813
5% 10/19/25 (d)		660,000	716,430
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,050,000	2,092,281
Sprint Capital Corp.:
6.875% 11/15/28		4,865,000	5,777,042
8.75% 3/15/32		4,150,000	5,758,125
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,928,500
7.2% 7/18/36		2,599,000	2,637,985
7.721% 6/4/38		605,000	626,323
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,260,000	1,278,743
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	7,722,000
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	22,101,981
2.55% 3/21/31		21,181,000	20,331,814
2.987% 10/30/56		39,193,000	33,417,103
3% 3/22/27		5,131,000	5,191,108
4.862% 8/21/46		26,720,000	31,948,248
5.012% 4/15/49		569,000	688,047
Windstream Escrow LLC 7.75% 8/15/28 (d)		12,530,000	12,647,782
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,850,000	2,709,495
6.125% 3/1/28 (d)		2,415,000	2,244,090
			396,080,049
Entertainment - 0.3%
Roblox Corp. 3.875% 5/1/30 (d)		5,810,000	5,524,584
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	42,709,165
4.7% 3/23/50		29,296,000	34,645,078
			82,878,827
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,087,841
2.375% 10/9/30		635,000	592,220
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		645,000	626,376
2.39% 6/3/30 (d)		800,000	744,900
2.88% 4/22/31 (d)		530,000	509,298
3.975% 4/11/29 (d)		480,000	496,704
			4,057,339
Media - 1.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		12,095,000	12,179,423
Altice Financing SA:
5% 1/15/28 (d)		12,360,000	11,137,225
5.75% 8/15/29 (d)		21,675,000	19,751,344
Altice France Holding SA 6% 2/15/28 (d)		12,670,000	11,149,600
Cable Onda SA 4.5% 1/30/30 (d)		1,730,000	1,638,094
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		7,995,000	7,490,835
4.5% 8/15/30 (d)		3,170,000	3,052,964
4.5% 5/1/32		6,775,000	6,436,250
4.5% 6/1/33 (d)		4,740,000	4,443,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,103,177
4.908% 7/23/25		13,008,000	13,788,899
5.375% 5/1/47		32,692,000	34,498,584
6.484% 10/23/45		9,078,000	10,846,776
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,401,577
4.65% 7/15/42		7,870,000	8,917,319
6.45% 3/15/37		1,399,000	1,846,548
CSC Holdings LLC:
4.125% 12/1/30 (d)		3,005,000	2,698,250
4.625% 12/1/30 (d)		9,945,000	8,287,939
5.375% 2/1/28 (d)		6,480,000	6,297,750
5.75% 1/15/30 (d)		4,775,000	4,222,246
7.5% 4/1/28 (d)		6,041,000	6,032,059
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		15,945,000	6,537,450
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	13,602,530
4.65% 5/15/50		36,524,000	37,337,301
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,335,000	2,218,250
Fox Corp.:
4.03% 1/25/24		4,055,000	4,201,625
4.709% 1/25/29		5,868,000	6,404,553
5.476% 1/25/39		5,787,000	6,746,976
5.576% 1/25/49		3,840,000	4,620,062
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	5,390,116
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,905,000	1,830,705
News Corp. 5.125% 2/15/32 (d)		2,385,000	2,438,663
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		9,020,000	8,618,565
6.5% 9/15/28 (d)		12,327,000	11,710,650
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		5,860,000	5,332,600
5.5% 3/1/30 (d)		2,530,000	2,220,075
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		3,775,000	3,628,719
4.125% 7/1/30 (d)		1,175,000	1,110,634
5.5% 7/1/29 (d)		1,410,000	1,441,725
Tegna, Inc.:
4.625% 3/15/28		2,830,000	2,828,104
5% 9/15/29		1,100,000	1,096,975
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	17,233,056
5.5% 9/1/41		8,265,000	8,810,184
5.875% 11/15/40		10,540,000	11,793,656
6.55% 5/1/37		29,622,000	35,602,091
7.3% 7/1/38		24,672,000	30,881,776
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		4,321,000	2,732,492
Univision Communications, Inc.:
4.5% 5/1/29 (d)		3,215,000	3,077,350
6.625% 6/1/27 (d)		3,245,000	3,374,800
9.5% 5/1/25 (d)		840,000	886,200
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,656,440
VTR Finance BV 6.375% 7/15/28 (d)		830,000	834,150
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		3,960,000	3,692,700
Ziggo BV 4.875% 1/15/30 (d)		2,545,000	2,427,752
			446,539,534
Wireless Telecommunication Services - 0.3%
AXIAN Telecom 7.375% 2/16/27 (d)		1,350,000	1,323,000
Bharti Airtel International BV 5.35% 5/20/24 (d)		875,000	923,289
CT Trust 5.125% 2/3/32 (d)		1,600,000	1,601,000
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	689,424
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		8,635,000	8,786,113
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,525,000	1,419,775
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (d)		745,000	745,000
6.5% 10/13/26 (d)		819,000	871,877
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		23,850,000	24,763,434
3.875% 4/15/30		42,000,000	43,431,830
4.375% 4/15/40		5,147,000	5,322,908
4.5% 4/15/50		10,111,000	10,541,324
VimpelCom Holdings BV 7.25% 4/26/23 (d)		1,155,000	288,750
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (f)	GBP	5,150,000	6,917,554
6.25% 10/3/78 (Reg. S) (f)		1,000,000	1,035,000
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		680,000	647,700
5.125% 1/15/28 (d)		1,468,000	1,440,475
			110,748,453
TOTAL COMMUNICATION SERVICES			1,040,304,202
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	1,094,844
Tupy Overseas SA 4.5% 2/16/31 (d)		1,220,000	1,098,610
Valeo SA 1% 8/3/28 (Reg. S)	EUR	3,300,000	3,349,982
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,681,875
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,677,150
			9,902,461
Automobiles - 0.2%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	11,923,654
4.25% 5/15/23		3,453,000	3,552,638
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (d)(f)(g)		12,815,000	12,879,075
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		22,286,000	22,367,058
3.125% 5/12/23 (d)		19,413,000	19,693,366
			70,415,791
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		13,420,000	12,003,251
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,755,000	12,912,843
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,557,851
Service Corp. International:
4% 5/15/31		3,715,000	3,519,963
5.125% 6/1/29		4,485,000	4,597,125
Sotheby's 7.375% 10/15/27 (d)		11,468,000	11,941,743
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		8,670,000	8,739,273
			59,272,049
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		3,260,000	3,011,425
4.375% 1/15/28 (d)		4,880,000	4,788,500
5.75% 4/15/25 (d)		110,000	113,215
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	2,600,000	2,802,605
Affinity Gaming LLC 6.875% 12/15/27 (d)		6,195,000	6,102,075
Aramark Services, Inc.:
5% 2/1/28 (d)		10,619,000	10,637,955
6.375% 5/1/25 (d)		480,000	497,040
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		2,760,000	2,618,550
6.25% 7/1/25 (d)		4,730,000	4,904,537
8.125% 7/1/27 (d)		16,510,000	17,797,450
Carnival Corp.:
4% 8/1/28 (d)		5,500,000	5,252,500
5.75% 3/1/27 (d)		10,365,000	10,079,963
6% 5/1/29 (d)		7,535,000	7,271,275
6.65% 1/15/28		450,000	440,438
7.625% 3/1/26 (d)		11,355,000	11,672,826
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		6,295,000	5,992,431
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,444,133
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,841,000	6,001,628
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		5,580,000	5,304,348
3.75% 5/1/29 (d)		750,000	723,750
4% 5/1/31 (d)		2,700,000	2,639,021
5.75% 5/1/28 (d)		420,000	438,900
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		1,425,000	1,357,313
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	6,990,000	9,443,662
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		1,370,000	1,375,138
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		2,105,000	1,905,193
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (d)		400,000	379,000
4.75% 1/15/28		1,395,000	1,363,229
6.125% 9/15/25 (d)		683,000	705,198
McDonald's Corp.:
3.5% 7/1/27		6,642,000	6,958,712
3.6% 7/1/30		7,896,000	8,282,593
4.2% 4/1/50		3,991,000	4,266,529
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)		2,707,000	2,349,162
5.75% 7/21/28 (d)		3,927,000	3,549,026
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		2,050,000	1,881,900
NCL Corp. Ltd.:
3.625% 12/15/24 (d)		5,315,000	4,984,221
5.875% 3/15/26 (d)		1,345,000	1,294,563
7.75% 2/15/29 (d)		2,845,000	2,929,781
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	926,400
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		3,770,000	3,419,503
5.875% 9/1/31 (d)		1,790,000	1,611,000
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		5,550,000	5,258,625
5.375% 7/15/27 (d)		2,130,000	2,092,427
5.5% 8/31/26 (d)		5,685,000	5,658,138
5.5% 4/1/28 (d)		7,300,000	7,154,657
9.125% 6/15/23 (d)		225,000	234,844
10.875% 6/1/23 (d)		1,070,000	1,148,506
Scientific Games Corp. 5% 10/15/25 (d)		1,201,000	1,213,010
Station Casinos LLC 4.5% 2/15/28 (d)		2,371,000	2,279,124
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	610,275
Times Square Hotel Trust 8.528% 8/1/26 (c)(d)		856,116	888,157
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	891,627
Voc Escrow Ltd. 5% 2/15/28 (d)		2,935,000	2,795,588
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,389,825
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	8,989,878
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,659,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	4,799,520
Wynn Macau Ltd. 5.5% 10/1/27 (d)		4,970,000	4,320,421
Yum! Brands, Inc. 4.625% 1/31/32		5,170,000	5,066,600
			227,967,410
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	511,313
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		1,345,000	1,277,750
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	4,045,683
TopBuild Corp. 4.125% 2/15/32 (d)		5,005,000	4,759,255
			10,594,001
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,100,000	988,328
B2W Digital Lux SARL 4.375% 12/20/30 (d)		2,335,000	2,013,938
JD.com, Inc. 3.375% 1/14/30		1,780,000	1,785,322
Meituan:
2.125% 10/28/25 (d)		1,375,000	1,264,766
3.05% 10/28/30 (d)		1,235,000	1,030,685
Prosus NV:
3.257% 1/19/27 (d)		850,000	807,500
3.68% 1/21/30 (d)		1,145,000	1,026,063
4.027% 8/3/50 (d)		1,605,000	1,243,875
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		5,547,000	5,685,675
			15,846,152
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		16,110,000	16,384,939
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	7,718,000	11,081,251
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	5,980,000	7,984,771
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	3,217,507
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	2,023,514
4.375% 4/1/30		1,505,000	1,381,891
			25,688,934
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	3,187,432
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,625,901
4% 4/15/30		20,750,000	22,049,562
Bath & Body Works, Inc.:
5.25% 2/1/28		595,000	619,178
6.625% 10/1/30 (d)		920,000	995,937
6.694% 1/15/27		2,170,000	2,378,863
Carvana Co.:
4.875% 9/1/29 (d)		1,850,000	1,542,364
5.5% 4/15/27 (d)		3,025,000	2,702,959
5.625% 10/1/25 (d)		3,480,000	3,338,190
5.875% 10/1/28 (d)		760,000	678,300
Foot Locker, Inc. 4% 10/1/29 (d)		8,005,000	7,284,550
LBM Acquisition LLC 6.25% 1/15/29 (d)		960,000	889,584
Lowe's Companies, Inc. 4.5% 4/15/30		15,047,000	16,596,510
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		1,985,000	1,855,975
7.875% 5/1/29 (d)		1,530,000	1,338,750
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,969,843
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,850,000	4,088,755
			79,142,653
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		800,000	754,000
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	3,131,419
Wolverine World Wide, Inc. 4% 8/15/29 (d)		4,440,000	4,095,900
			7,981,319
TOTAL CONSUMER DISCRETIONARY			523,195,709
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	25,469,828
4.9% 2/1/46		28,689,000	32,089,196
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	34,789,699
4.35% 6/1/40		13,754,000	14,667,798
4.5% 6/1/50		35,000,000	38,513,336
4.6% 6/1/60		14,912,000	16,298,831
4.75% 4/15/58		17,929,000	19,816,914
5.45% 1/23/39		18,170,000	21,646,235
5.55% 1/23/49		34,229,000	42,382,660
5.8% 1/23/59 (Reg. S)		36,395,000	46,649,064
Central American Bottling Corp. 5.25% 4/27/29 (d)		900,000	911,520
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,407,962
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		7,475,000	6,961,916
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	26,247,925
3.45% 3/25/30		13,895,000	14,683,320
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		10,995,000	10,130,573
			354,666,777
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		14,635,000	13,610,550
4.875% 2/15/30 (d)		3,660,000	3,669,150
C&S Group Enterprises LLC 5% 12/15/28 (d)		9,765,000	8,495,550
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		3,100,000	3,274,956
Performance Food Group, Inc. 5.5% 10/15/27 (d)		4,857,000	4,941,998
Sysco Corp.:
5.95% 4/1/30		8,801,000	10,524,454
6.6% 4/1/50		13,280,000	18,476,229
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		1,130,000	1,098,789
4.75% 2/15/29 (d)		3,290,000	3,254,468
			67,346,144
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (d)		1,875,000	1,875,352
Camposol SA 6% 2/3/27 (d)		605,000	587,909
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (d)		33,645,000	31,626,636
3.625% 1/15/32 (d)		6,085,000	5,521,225
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		4,420,000	4,652,094
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (d)		33,235,000	29,330,220
5.5% 1/15/30 (d)		10,950,000	11,313,814
6.5% 4/15/29 (d)		15,575,000	16,528,969
JDE Peet's BV 2.25% 9/24/31 (d)		7,550,000	6,844,199
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		6,450,000	6,240,375
Post Holdings, Inc.:
4.625% 4/15/30 (d)		2,555,000	2,405,430
5.5% 12/15/29 (d)		6,045,000	6,095,687
TreeHouse Foods, Inc. 4% 9/1/28		3,650,000	3,330,625
			126,352,535
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		4,995,000	4,546,499
Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		1,800,000	1,695,681
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	24,792,332
4.25% 8/9/42		17,795,000	16,246,529
4.5% 5/2/43		11,887,000	11,104,885
4.8% 2/14/29		3,305,000	3,570,359
5.375% 1/31/44		21,453,000	22,384,561
5.95% 2/14/49		14,275,000	15,856,813
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	10,974,000	13,481,589
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		12,260,000	12,426,115
3.75% 7/21/22 (d)		12,933,000	12,986,425
4.25% 7/21/25 (d)		11,765,000	12,276,500
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	9,829,153
5.7% 8/15/35		2,699,000	2,949,035
5.85% 8/15/45		22,737,000	24,601,581
6.15% 9/15/43		2,874,000	3,192,028
7.25% 6/15/37		3,221,000	3,959,954
			189,657,859
TOTAL CONSUMER STAPLES			744,265,495
ENERGY - 5.0%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		1,319,368	1,204,747
Halliburton Co.:
3.8% 11/15/25		152,000	159,080
4.85% 11/15/35		5,447,000	6,000,876
Oleoducto Central SA 4% 7/14/27 (d)		1,575,000	1,487,686
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,691,000	3,003,492
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		435,000	438,344
6.95% 3/18/30 (Reg. S)		750,000	864,375
Technip Energies NV 1.125% 5/28/28	EUR	4,400,000	4,616,037
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		1,677,000	1,739,888
7.625% 11/7/24 (d)		2,315,000	2,419,175
8.375% 11/7/28 (d)		485,000	524,867
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		1,849,511	1,769,446
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		379,999	383,799
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		937,875	923,807
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		2,034,375	1,987,035
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		420,000	416,850
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		2,032,907	1,961,756
			29,901,260
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.:
4.25% 1/15/30		1,080,000	1,088,100
4.375% 10/15/28		1,235,000	1,250,438
Canacol Energy Ltd. 5.75% 11/24/28 (d)		985,000	920,975
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	16,530,056
5.85% 2/1/35		6,942,000	8,165,279
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	3,311,351
4.25% 4/15/27		22,916,000	24,233,318
5.4% 6/15/47		4,073,000	4,583,093
6.75% 11/15/39		7,587,000	9,507,033
Cheniere Energy, Inc. 4.625% 10/15/28		5,565,000	5,685,538
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,170,825
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		17,160,000	17,027,868
7% 6/15/25 (d)		12,765,000	12,765,000
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,795,000	4,935,398
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	3,180,184
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		4,680,000	4,527,596
6.75% 3/1/29 (d)		6,100,000	6,207,055
7.5% 5/15/25 (d)		865,000	884,757
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		18,087,000	17,951,348
5.75% 4/1/25		6,889,000	6,932,056
6% 2/1/29 (d)		11,910,000	12,003,732
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		1,455,000	1,480,463
CVR Energy, Inc.:
5.25% 2/15/25 (d)		14,130,000	13,678,264
5.75% 2/15/28 (d)		10,665,000	10,051,763
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,563,645
5.85% 5/21/43 (d)(f)		16,107,000	14,979,510
6.45% 11/3/36 (d)		8,754,000	10,586,628
Delek Logistics Partners LP 7.125% 6/1/28 (d)		7,075,000	6,917,298
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,345,000	2,391,900
DT Midstream, Inc. 4.125% 6/15/29 (d)		2,270,000	2,190,550
EG Global Finance PLC:
6.75% 2/7/25 (d)		5,870,000	5,870,000
8.5% 10/30/25 (d)		8,795,000	8,882,950
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		1,680,000	1,639,764
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	5,964,750
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,198,696
4.25% 12/1/26		4,925,000	5,247,863
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		4,367,000	4,522,858
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,475,695
Energean PLC 6.5% 4/30/27 (d)		1,420,000	1,343,498
Energy Transfer LP:
3.75% 5/15/30		8,703,000	8,843,691
3.9% 5/15/24 (f)		2,707,000	2,776,561
4.2% 9/15/23		3,683,000	3,787,304
4.25% 3/15/23		3,594,000	3,662,783
4.5% 4/15/24		4,042,000	4,202,449
4.95% 6/15/28		12,566,000	13,514,555
5% 5/15/50		19,455,000	20,234,850
5.25% 4/15/29		6,576,000	7,217,446
5.4% 10/1/47		32,027,000	34,271,983
5.8% 6/15/38		7,006,000	7,775,146
6% 6/15/48		4,563,000	5,119,632
6.25% 4/15/49		4,516,000	5,215,034
EnLink Midstream LLC 5.625% 1/15/28 (d)		1,005,000	1,015,050
EQM Midstream Partners LP 6.5% 7/1/27 (d)		1,970,000	2,060,403
EQT Corp.:
3.9% 10/1/27		1,235,000	1,248,208
5% 1/15/29		1,855,000	1,957,025
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	65,024,399
FEL Energy VI SARL 5.75% 12/1/40 (d)		742,906	698,331
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		1,570,000	1,414,766
GeoPark Ltd. 6.5% 9/21/24 (d)		1,345,000	1,367,949
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		5,155,000	5,233,408
7% 8/1/27		5,189,000	5,227,918
Harvest Midstream I LP 7.5% 9/1/28 (d)		4,155,000	4,193,642
Hess Corp.:
4.3% 4/1/27		20,911,000	22,107,123
5.6% 2/15/41		5,395,000	6,188,682
5.8% 4/1/47		15,757,000	18,855,652
7.125% 3/15/33		3,656,000	4,635,893
7.3% 8/15/31		4,354,000	5,521,405
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		1,520,000	1,467,286
5.125% 6/15/28 (d)		4,372,000	4,465,277
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		1,080,000	1,085,400
6.25% 11/1/28 (d)		1,080,000	1,100,887
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		6,695,000	6,393,725
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	916,300
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		915,000	823,500
4.75% 4/24/25 (d)		283,000	291,808
5.75% 4/19/47 (d)		460,000	471,500
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,762,276
5.5% 3/1/44		27,364,000	30,757,961
6.55% 9/15/40		1,203,000	1,480,523
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	3,344,157
5.55% 6/1/45		7,786,000	8,935,350
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	4,045,291
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		990,000	995,653
6.125% 6/30/25 (Reg. S) (d)		1,635,000	1,667,700
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,650,000	1,522,125
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		1,645,000	1,586,603
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	292,175
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		1,295,000	1,300,504
MEG Energy Corp.:
5.875% 2/1/29 (d)		740,000	748,073
7.125% 2/1/27 (d)		4,385,000	4,574,213
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		7,883,000	1
MPLX LP:
4.5% 7/15/23		6,299,000	6,466,799
4.8% 2/15/29		3,672,000	4,023,166
4.875% 12/1/24		8,532,000	9,040,831
5.5% 2/15/49		11,018,000	12,569,215
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	946,050
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,605,000	481,500
7.625% 11/8/26 (d)		565,000	141,250
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		18,130,000	17,388,755
6.75% 9/15/25 (d)		18,122,000	17,419,591
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		17,160,000	17,230,785
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		3,015,000	2,894,400
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		7,356,000	2,004,510
Occidental Petroleum Corp.:
3.2% 8/15/26		2,231,000	2,230,331
3.5% 8/15/29		7,032,000	6,996,840
4.3% 8/15/39		1,024,000	967,680
4.4% 8/15/49		1,024,000	972,585
4.5% 7/15/44		30,708,000	29,019,060
5.55% 3/15/26		14,762,000	15,864,721
6.125% 1/1/31		3,490,000	3,968,479
6.45% 9/15/36		18,831,000	22,173,503
6.6% 3/15/46		18,160,000	21,701,200
7.5% 5/1/31		31,005,000	37,593,563
7.875% 9/15/31		935,000	1,156,427
8.875% 7/15/30		3,205,000	4,144,065
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		16,062,000	16,222,620
Petrobras Global Finance BV:
6.75% 6/3/50		1,195,000	1,153,205
6.875% 1/20/40		1,640,000	1,698,733
8.75% 5/23/26		1,984,000	2,327,852
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		621,100	23,291
6% 5/16/24 (d)(e)		3,207,669	120,288
6% 11/15/26 (d)(e)		2,790,167	97,656
12.75% 12/31/49 (d)(e)		172,000	6,450
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8509% 3/11/22 (f)(g)		1,125,000	1,124,438
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	2,196,400
3.5% 1/30/23		1,850,000	1,852,405
4.5% 1/23/26		22,915,000	22,511,696
4.875% 1/18/24		4,231,000	4,321,967
5.35% 2/12/28		650,000	624,390
5.375% 3/13/22		770,000	769,538
5.95% 1/28/31		68,072,000	63,303,556
6.35% 2/12/48		43,373,000	34,684,954
6.49% 1/23/27		36,590,000	37,559,635
6.5% 3/13/27		75,388,000	77,385,782
6.5% 6/2/41		380,000	317,300
6.625% 6/15/35		5,003,000	4,513,957
6.7% 2/16/32 (d)		20,512,000	19,691,520
6.75% 9/21/47		31,543,000	25,972,506
6.84% 1/23/30		71,806,000	71,687,520
6.875% 10/16/25 (d)		1,060,000	1,120,950
6.95% 1/28/60		23,857,000	19,696,339
7.69% 1/23/50		53,530,000	47,909,350
Petronas Capital Ltd. 3.5% 4/21/30 (d)		625,000	641,384
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,903,221
3.85% 4/9/25		2,401,000	2,495,206
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,854,758
3.6% 11/1/24		4,912,000	5,026,908
3.65% 6/1/22		4,550,000	4,550,000
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,000,000	1,968,500
Qatar Petroleum:
1.375% 9/12/26 (d)		1,420,000	1,350,775
2.25% 7/12/31 (d)		2,465,000	2,323,263
3.125% 7/12/41 (d)		1,630,000	1,538,313
3.3% 7/12/51 (d)		1,665,000	1,569,263
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		220,000	212,850
4.95% 7/15/29 (d)		2,610,000	2,525,175
6.875% 4/15/40 (d)		990,000	1,009,800
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,735,000	1,659,094
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	33,442,441
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		2,495,000	2,407,675
3.5% 4/16/29 (d)		5,525,000	5,679,037
4.25% 4/16/39 (d)		3,090,000	3,286,988
4.375% 4/16/49 (d)		1,025,000	1,090,344
Sibur Securities DAC 2.95% 7/8/25 (d)		610,000	152,500
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		980,000	949,032
2.7% 5/13/30 (d)		600,000	581,754
SM Energy Co.:
5.625% 6/1/25		2,785,000	2,771,548
6.5% 7/15/28		2,335,000	2,393,375
6.75% 9/15/26		650,000	656,500
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,262,306
SUEK Securities DAC 3.375% 9/15/26 (d)		2,305,000	1,336,900
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,779,070
5.875% 3/15/28		2,625,000	2,670,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		5,665,000	5,459,644
6% 3/1/27 (d)		12,220,000	12,220,000
6% 12/31/30 (d)		5,285,000	5,090,301
6% 9/1/31 (d)		5,080,000	4,787,900
7.5% 10/1/25 (d)		540,000	567,000
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,599,300
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	33,377,748
3.9% 1/15/25		16,989,000	17,642,409
4% 9/15/25		1,911,000	1,990,493
4.3% 3/4/24		26,077,000	27,039,195
4.5% 11/15/23		4,667,000	4,839,419
4.55% 6/24/24		21,661,000	22,679,414
5.75% 6/24/44		12,223,000	14,344,779
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,952,000	3,981,145
3.95% 5/15/50		12,733,000	12,596,929
Tullow Oil PLC:
7% 3/1/25 (d)		470,000	367,775
10.25% 5/15/26 (d)		2,775,000	2,691,750
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		265,000	233,200
Valero Energy Corp. 2.85% 4/15/25		914,000	920,695
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		2,920,000	2,858,534
4.125% 8/15/31 (d)		2,890,000	2,861,100
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,256,200
4.65% 7/1/26		5,039,000	5,221,160
4.75% 8/15/28		3,701,000	3,830,535
YPF SA:
4% 2/12/26 (d)(h)		1,795,350	1,525,509
8.5% 3/23/25 (d)		1,377,250	1,225,580
8.75% 4/4/24 (d)		4,359,000	4,046,569
			1,611,879,476
TOTAL ENERGY			1,641,780,736
FINANCIALS - 12.5%
Banks - 4.9%
Access Bank PLC 6.125% 9/21/26 (d)		1,235,000	1,179,425
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (f)	EUR	8,020,000	8,859,121
2.875% 5/30/31 (Reg. S) (f)	EUR	1,250,000	1,397,918
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	3,600,000	3,673,215
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	267,568
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (c)(e)	EUR	1,300,000	211,356
Bank of America Corp.:
2.299% 7/21/32 (f)		34,460,000	31,966,919
2.496% 2/13/31 (f)		10,000,000	9,522,926
3.3% 1/11/23		574,000	583,646
3.419% 12/20/28 (f)		14,844,000	15,175,607
3.5% 4/19/26		13,098,000	13,566,859
3.705% 4/24/28 (f)		20,736,000	21,479,018
3.864% 7/23/24 (f)		43,427,000	44,408,409
3.95% 4/21/25		10,930,000	11,334,355
4.1% 7/24/23		7,314,000	7,556,155
4.2% 8/26/24		25,822,000	26,885,823
4.25% 10/22/26		9,380,000	9,903,852
4.45% 3/3/26		4,916,000	5,238,127
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (f)	EUR	6,600,000	6,987,124
2.029% 9/30/27 (d)(f)		7,550,000	7,101,183
2.375% 10/14/29 (Reg. S) (f)	EUR	5,940,000	6,663,702
3.125% 9/19/27 (Reg. S) (f)	GBP	8,840,000	11,876,885
Barclays Bank PLC 1.7% 5/12/22		11,119,000	11,128,613
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	2,350,000	2,654,357
2.852% 5/7/26 (f)		31,500,000	31,488,460
4.375% 1/12/26		15,982,000	16,838,598
5.088% 6/20/30 (f)		26,155,000	27,899,348
5.2% 5/12/26		12,530,000	13,431,283
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		810,000	827,213
Biz Finance PLC 9.625% 4/27/22 (d)		290,250	171,005
BNP Paribas SA:
2.159% 9/15/29 (d)(f)		10,072,000	9,324,862
2.219% 6/9/26 (d)(f)		27,762,000	27,198,780
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	7,000,000	7,427,178
Citigroup, Inc.:
2.666% 1/29/31 (f)		10,000,000	9,641,219
2.75% 4/25/22		15,927,000	15,948,992
3.352% 4/24/25 (f)		17,534,000	17,884,675
4.05% 7/30/22		3,378,000	3,420,062
4.3% 11/20/26		5,384,000	5,725,753
4.4% 6/10/25		31,901,000	33,469,349
4.412% 3/31/31 (f)		42,031,000	45,539,234
4.45% 9/29/27		19,254,000	20,563,905
4.6% 3/9/26		8,567,000	9,136,554
5.5% 9/13/25		14,874,000	16,214,005
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	9,445,324
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	9,629,650
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		19,558,000	19,811,460
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (f)	GBP	3,450,000	4,518,737
5.375% 1/12/24 (Reg. S)		6,050,000	6,372,304
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	316,098
Discover Bank 4.2% 8/8/23		11,373,000	11,705,486
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		4,855,000	4,951,782
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,368,000	2,415,360
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	4,086,728
4.95% 3/31/30		5,616,000	6,212,166
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		5,666,000	5,731,378
4.198% 6/1/32 (d)(f)		4,469,000	4,042,540
5.017% 6/26/24 (d)		16,671,000	17,169,205
5.71% 1/15/26 (d)		65,914,000	69,477,805
JPMorgan Chase & Co.:
2.739% 10/15/30 (f)		10,000,000	9,769,666
2.956% 5/13/31 (f)		16,800,000	16,336,456
3.25% 9/23/22		11,737,000	11,879,096
3.797% 7/23/24 (f)		44,260,000	45,318,816
3.875% 9/10/24		22,801,000	23,645,590
4.125% 12/15/26		20,651,000	21,966,877
4.452% 12/5/29 (f)		40,200,000	43,462,078
4.493% 3/24/31 (f)		60,900,000	66,846,018
Lloyds Banking Group PLC 1.985% 12/15/31 (f)	GBP	3,200,000	4,044,977
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	574,141
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (f)	GBP	5,300,000	6,722,458
3.073% 5/22/28 (f)		17,464,000	17,458,018
3.622% 8/14/30 (Reg. S) (f)	GBP	2,250,000	3,035,157
4.8% 4/5/26		15,141,000	16,233,545
5.125% 5/28/24		44,276,000	46,590,659
6% 12/19/23		74,798,000	79,341,513
6.1% 6/10/23		26,301,000	27,565,071
6.125% 12/15/22		27,112,000	28,010,868
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	33,823,174
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		293,250	175,950
Rabobank Nederland 4.375% 8/4/25		16,524,000	17,300,723
Societe Generale:
1.038% 6/18/25 (d)(f)		70,150,000	67,499,154
1.488% 12/14/26 (d)(f)		37,622,000	35,166,460
4.25% 4/14/25 (d)		2,700,000	2,764,780
4.75% 11/24/25 (d)		1,750,000	1,824,445
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	5,050,000	5,396,818
5.861% 6/19/32 (d)(f)		4,900,000	4,960,134
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S)(f)	GBP	3,250,000	4,560,133
Wells Fargo & Co.:
2.406% 10/30/25 (f)		18,129,000	18,070,324
2.572% 2/11/31 (f)		10,000,000	9,589,420
4.478% 4/4/31 (f)		58,414,000	63,760,895
5.013% 4/4/51 (f)		83,211,000	102,465,145
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	13,958,828
			1,597,776,048
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	13,846,558
4.25% 2/15/24		9,340,000	9,737,813
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	48,579,315
4.2% 6/10/24		31,505,000	32,543,131
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	1,871,793
Coinbase Global, Inc. 3.375% 10/1/28 (d)		6,190,000	5,639,957
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (f)	GBP	3,900,000	4,916,328
2.593% 9/11/25 (d)(f)		38,976,000	38,782,188
3.75% 3/26/25		12,391,000	12,708,621
3.8% 6/9/23		23,347,000	23,861,963
3.869% 1/12/29 (d)(f)		11,793,000	11,943,004
4.194% 4/1/31 (d)(f)		40,588,000	42,152,581
4.207% 6/12/24 (d)(f)		18,061,000	18,509,217
4.282% 1/9/28 (d)		6,700,000	6,967,981
6.5% 8/8/23 (Reg. S)		13,305,000	13,946,833
Deutsche Bank AG:
4.1% 1/13/26		5,495,000	5,730,959
4.5% 4/1/25		82,560,000	84,872,871
Deutsche Bank AG New York Branch:
3.3% 11/16/22		30,321,000	30,644,626
3.729% 1/14/32 (f)		60,841,000	57,424,545
5.882% 7/8/31 (f)		10,000,000	10,845,312
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (f)		34,782,000	32,241,734
2.6% 2/7/30		10,000,000	9,597,647
3.2% 2/23/23		10,830,000	10,962,754
3.691% 6/5/28 (f)		128,004,000	132,512,289
3.75% 5/22/25		12,741,000	13,178,768
3.8% 3/15/30		70,690,000	73,634,315
6.75% 10/1/37		6,976,000	9,165,778
Hightower Holding LLC 6.75% 4/15/29 (d)		3,180,000	3,180,000
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,320,000	1,287,000
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,600,967
3.75% 3/24/25		20,324,000	21,206,565
4.875% 2/15/24		6,892,000	7,227,309
Morgan Stanley:
2.699% 1/22/31 (f)		10,000,000	9,675,580
3.125% 1/23/23		8,282,000	8,400,319
3.125% 7/27/26		69,344,000	70,686,134
3.622% 4/1/31 (f)		39,278,000	40,605,598
3.737% 4/24/24 (f)		79,634,000	81,119,221
4.431% 1/23/30 (f)		14,132,000	15,245,721
4.875% 11/1/22		16,717,000	17,097,037
5% 11/24/25		27,517,000	29,740,005
State Street Corp. 2.825% 3/30/23 (f)		2,663,000	2,665,339
UBS Group AG:
1.494% 8/10/27 (d)(f)		21,621,000	20,393,277
4.125% 9/24/25 (d)		12,029,000	12,604,338
			1,105,553,291
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	40,168,942
2.45% 10/29/26		15,103,000	14,571,032
2.875% 8/14/24		22,114,000	22,131,679
3% 10/29/28		15,819,000	15,236,369
3.3% 1/30/32		16,922,000	16,065,340
3.5% 5/26/22		960,000	964,014
4.125% 7/3/23		13,016,000	13,306,652
4.45% 4/3/26		10,546,000	11,012,151
4.875% 1/16/24		16,603,000	17,231,916
6.5% 7/15/25		13,775,000	15,175,907
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,534,110
3.05% 6/5/23		36,615,000	37,049,637
5.125% 9/30/24		8,417,000	8,919,106
5.75% 11/20/25		20,763,000	22,105,328
5.8% 5/1/25		20,531,000	22,217,876
8% 11/1/31		10,441,000	13,753,227
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	29,315,698
3.65% 5/11/27		52,443,000	54,308,065
3.8% 1/31/28		24,176,000	25,172,562
Discover Financial Services:
3.85% 11/21/22		22,201,000	22,586,443
3.95% 11/6/24		9,389,000	9,743,897
4.1% 2/9/27		11,988,000	12,572,843
4.5% 1/30/26		15,184,000	16,159,282
5.2% 4/27/22		7,992,000	8,041,889
Ford Motor Credit Co. LLC:
2.9% 2/10/29		3,780,000	3,529,575
3.815% 11/2/27		2,280,000	2,258,340
4.063% 11/1/24		77,591,000	78,735,312
5.584% 3/18/24		20,831,000	21,664,240
OneMain Finance Corp.:
3.5% 1/15/27		4,520,000	4,275,920
3.875% 9/15/28		8,155,000	7,553,569
7.125% 3/15/26		900,000	975,600
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (d)		1,290,000	1,232,998
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,603,136
3.95% 12/1/27		24,512,000	25,251,326
4.25% 8/15/24		23,318,000	24,166,293
4.375% 3/19/24		19,957,000	20,636,276
5.15% 3/19/29		36,585,000	39,777,055
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	30,692,441
			722,696,046
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,535,400
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	9,471,170
4.05% 7/1/30		19,581,000	20,314,189
4.125% 6/15/26		15,162,000	16,023,188
4.125% 5/15/29		18,497,000	19,560,312
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		1,142,000	918,097
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,158,019
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,780,000	4,433,450
5.25% 5/15/27		16,575,000	16,450,688
6.25% 5/15/26		9,221,000	9,301,361
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	5,971,329
M&G PLC:
5.625% 10/20/51 (Reg. S) (f)	GBP	5,300,000	7,689,198
6.5% 10/20/48 (Reg. S) (f)		4,150,000	4,595,420
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		1,375,000	1,364,688
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		28,114	1,153
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	23,389,183
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	20,708,654
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	22,818,929
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	561,216
Sparc Em Spc 0% 12/5/22 (d)		25,425	24,921
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,560,000	5,115,200
			200,405,765
Insurance - 1.4%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (f)	EUR	2,000,000	2,078,694
3.2% 9/16/40 (d)		13,571,000	12,701,506
3.375% 4/7/30 (d)		28,695,000	29,788,280
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		6,756,000	6,519,540
6.75% 10/15/27 (d)		21,421,000	20,939,028
American International Group, Inc.:
2.5% 6/30/25		55,000,000	55,242,779
3.4% 6/30/30		55,000,000	56,548,444
3.875% 1/15/35		12,130,000	12,710,583
AmWINS Group, Inc. 4.875% 6/30/29 (d)		5,890,000	5,610,225
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,224,573
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	3,300,000	4,078,766
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		6,561,000	6,885,113
5.75% 8/15/50 (Reg. S) (f)		14,850,000	15,411,033
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,710,564
Five Corners Funding Trust II 2.85% 5/15/30 (d)		36,968,000	36,387,589
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	8,952,602
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	13,902,706
4.75% 3/15/39		5,849,000	6,702,694
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	20,143,990
Metropolitan Life Global Funding I 3% 1/10/23 (d)		5,030,000	5,105,434
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	25,113,418
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	11,407,667
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	10,458,000
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (f)	GBP	5,100,000	6,188,190
6.75% 12/2/44 (Reg. S) (f)		6,610,000	7,039,650
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		900,000	897,026
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	8,046,804
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		11,520,000	13,439,882
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	4,026,674
Unum Group:
3.875% 11/5/25		13,752,000	14,287,239
4% 3/15/24		12,741,000	13,193,564
4% 6/15/29		15,636,000	16,518,517
5.75% 8/15/42		16,274,000	18,150,772
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	4,584,393
			479,995,939
TOTAL FINANCIALS			4,106,427,089
HEALTH CARE - 1.8%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		4,810,000	4,302,593
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		4,140,000	3,901,950
			8,204,543
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		6,030,000	5,802,729
4.625% 7/15/28 (d)		7,180,000	7,287,700
Embecta Corp. 5% 2/15/30 (d)		1,560,000	1,538,550
Hologic, Inc.:
3.25% 2/15/29 (d)		5,065,000	4,799,088
4.625% 2/1/28 (d)		443,000	457,398
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)		4,070,000	3,861,758
5.25% 10/1/29 (d)		2,000,000	1,910,000
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,352,875
			27,010,098
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (d)		3,525,000	3,384,000
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,289,154
AMN Healthcare 4% 4/15/29 (d)		4,420,000	4,195,022
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,166,517
Cano Health, Inc. 6.25% 10/1/28 (d)		2,760,000	2,450,411
Centene Corp.:
2.45% 7/15/28		29,620,000	27,897,301
2.625% 8/1/31		13,830,000	12,752,090
3.375% 2/15/30		14,530,000	13,941,099
4.25% 12/15/27		15,485,000	15,851,220
4.625% 12/15/29		24,065,000	24,786,950
Cigna Corp.:
3.05% 10/15/27		10,400,000	10,613,223
4.375% 10/15/28		19,595,000	21,238,333
4.8% 8/15/38		12,201,000	13,592,294
4.9% 12/15/48		12,189,000	13,845,716
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		5,290,000	4,979,213
5.25% 5/15/30 (d)		5,380,000	5,211,122
5.625% 3/15/27 (d)		14,020,000	14,134,964
6% 1/15/29 (d)		5,290,000	5,296,613
6.125% 4/1/30 (d)		4,265,000	3,966,450
6.875% 4/15/29 (d)		5,185,000	5,027,895
8% 3/15/26 (d)		9,620,000	9,980,750
CVS Health Corp.:
3% 8/15/26		2,303,000	2,343,767
3.625% 4/1/27		7,027,000	7,363,327
4.78% 3/25/38		18,481,000	20,666,610
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		12,915,000	12,382,256
HCA Holdings, Inc. 4.75% 5/1/23		379,000	390,003
HealthEquity, Inc. 4.5% 10/1/29 (d)		7,250,000	6,900,913
MEDNAX, Inc. 5.375% 2/15/30 (d)		2,655,000	2,641,725
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		1,075,000	1,012,005
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	2,166,413
Option Care Health, Inc. 4.375% 10/31/29 (d)		4,520,000	4,361,800
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,419,121
Radiology Partners, Inc. 9.25% 2/1/28 (d)		5,605,000	5,590,988
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		8,005,000	7,824,888
Sabra Health Care LP 3.2% 12/1/31		36,074,000	33,550,067
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		5,960,000	5,752,592
4.375% 1/15/30 (d)		7,560,000	7,297,139
4.625% 7/15/24		787,000	789,432
4.625% 6/15/28 (d)		5,865,000	5,747,700
6.125% 10/1/28 (d)		15,860,000	16,066,180
6.25% 2/1/27 (d)		2,030,000	2,087,754
Toledo Hospital 5.325% 11/15/28		6,970,000	7,623,404
Vizient, Inc. 6.25% 5/15/27 (d)		375,000	388,594
			372,967,015
Health Care Technology - 0.0%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		10,525,000	10,132,628
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		1,715,000	1,648,458
4.25% 5/1/28 (d)		515,000	510,494
			2,158,952
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)		3,400,000	3,265,938
5% 1/30/28 (d)		3,695,000	3,094,563
5.5% 11/1/25 (d)		465,000	466,637
7% 1/15/28 (d)		5,945,000	5,437,594
9% 12/15/25 (d)		618,000	637,313
Bayer AG:
2.375% 4/2/75 (Reg. S) (f)	EUR	11,360,000	12,737,400
3.75% 7/1/74 (Reg. S) (f)	EUR	3,300,000	3,741,751
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	14,665,915
Catalent Pharma Solutions 3.5% 4/1/30 (d)		5,800,000	5,399,220
Elanco Animal Health, Inc.:
5.272% 8/28/23 (f)		10,157,000	10,461,710
5.9% 8/28/28 (f)		4,279,000	4,622,604
Jazz Securities DAC 4.375% 1/15/29 (d)		7,695,000	7,621,590
Mylan NV 4.55% 4/15/28		13,507,000	14,396,136
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		7,820,000	7,691,830
5.125% 4/30/31 (d)		3,205,000	3,199,455
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		669,000	667,441
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		720,000	693,900
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	7,318,870
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		1,555,000	1,573,691
Viatris, Inc.:
1.125% 6/22/22		11,566,000	11,570,902
1.65% 6/22/25		3,717,000	3,591,147
2.7% 6/22/30		18,896,000	17,639,316
3.85% 6/22/40		8,232,000	7,716,524
4% 6/22/50		14,216,000	12,606,380
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,147,129
			163,964,956
TOTAL HEALTH CARE			584,438,192
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	6,023,157
Bombardier, Inc.:
6% 2/15/28 (d)		4,850,000	4,631,799
7.125% 6/15/26 (d)		6,660,000	6,651,675
7.5% 3/15/25 (d)		10,084,000	10,184,840
7.875% 4/15/27 (d)		14,850,000	14,935,759
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,330,000	6,140,100
DAE Funding LLC:
1.55% 8/1/24 (d)		1,670,000	1,605,288
1.625% 2/15/24 (d)		810,000	781,043
Embraer Netherlands Finance BV 5.05% 6/15/25		1,920,000	1,944,960
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	5,053,807
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	4,025,487
The Boeing Co.:
5.04% 5/1/27		13,707,000	14,890,572
5.15% 5/1/30		13,707,000	15,139,980
5.705% 5/1/40		13,710,000	15,970,696
5.805% 5/1/50		13,700,000	16,275,722
5.93% 5/1/60		13,710,000	16,279,503
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,733,703
5.5% 11/15/27		24,802,000	24,677,990
6.25% 3/15/26 (d)		2,500,000	2,571,875
7.5% 3/15/27		1,917,000	1,981,699
8% 12/15/25 (d)		260,000	271,497
			177,771,152
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (d)		740,000	677,239
5.125% 8/11/61 (d)		545,000	494,008
			1,171,247
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		390,000	384,150
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		1,045,000	1,069,599
Azul Investments LLP:
5.875% 10/26/24 (d)		2,048,000	1,884,160
7.25% 6/15/26 (d)		695,000	622,807
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	698,092
			4,658,808
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	11,626,088
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		3,090,000	2,966,137
			14,592,225
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (d)		5,555,000	5,237,587
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		2,565,000	2,385,450
APX Group, Inc. 6.75% 2/15/27 (d)		2,091,000	2,147,206
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)		3,627,000	3,393,892
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,052,000	11,975,210
CoreCivic, Inc.:
4.75% 10/15/27		3,105,000	2,747,925
8.25% 4/15/26		12,900,000	13,093,500
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		7,795,000	7,639,100
Madison IAQ LLC:
4.125% 6/30/28 (d)		5,505,000	5,207,647
5.875% 6/30/29 (d)		11,165,000	10,132,238
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		2,830,000	2,542,458
5.625% 10/1/28 (d)		5,175,000	5,000,887
5.875% 10/1/30 (d)		2,235,000	2,164,508
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,270,000	1,273,429
Stericycle, Inc. 3.875% 1/15/29 (d)		4,180,000	3,892,625
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		875,000	835,625
The GEO Group, Inc. 6% 4/15/26		2,299,000	1,896,675
			81,565,962
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,512,159
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		685,000	663,294
Pike Corp. 5.5% 9/1/28 (d)		15,438,000	14,859,075
Railworks Holdings LP 8.25% 11/15/28 (d)		3,935,000	4,013,700
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		1,980,000	1,898,325
6% 12/1/29 (d)		1,695,000	1,601,775
			24,548,328
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		2,595,000	2,491,200
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)		2,310,000	2,249,363
4.75% 6/15/29 (d)		3,935,000	3,812,031
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,216,475
			7,277,869
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,697,480
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,760,000	2,808,300
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	12,459,150
			17,964,930
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	604,109
Seaspan Corp. 5.5% 8/1/29 (d)		7,650,000	7,286,625
			7,890,734
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		2,650,000	2,616,875
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		13,905,000	13,610,631
4% 7/1/29 (d)		945,000	932,450
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,287,338
TriNet Group, Inc. 3.5% 3/1/29 (d)		5,700,000	5,362,161
			24,809,455
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,773,403
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		320,000	382,860
Uber Technologies, Inc. 8% 11/1/26 (d)		1,215,000	1,290,330
			6,446,593
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,855,336
3% 9/15/23		2,041,000	2,062,203
3.375% 7/1/25		24,376,000	24,659,819
4.25% 2/1/24		18,355,000	18,952,898
4.25% 9/15/24		7,664,000	7,942,573
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	1,383,000	1,831,955
4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,569,286
			63,874,070
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	2,040,000	2,218,844
1.75% 7/30/31 (Reg. S)	EUR	1,500,000	1,574,787
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	5,500,000	5,676,732
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		37,550,000	37,210,610
3.95% 7/1/24 (d)		7,125,000	7,289,671
4.25% 4/15/26 (d)		5,430,000	5,580,304
4.375% 5/1/26 (d)		16,881,000	17,383,548
5.25% 5/15/24 (d)		13,457,000	14,061,905
5.5% 1/15/26 (d)		14,454,000	15,388,016
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		2,070,000	2,103,638
3.875% 7/18/29 (Reg. S)		1,240,000	1,266,970
DP World Ltd. 5.625% 9/25/48 (d)		440,000	491,150
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		7,095,000	6,704,722
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	5,300,000	6,804,905
7.125% 2/14/24	GBP	6,290,000	9,149,209
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,983,933
			134,888,944
TOTAL INDUSTRIALS			569,951,517
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	6,900,000	7,066,277
CommScope, Inc.:
4.75% 9/1/29 (d)		1,960,000	1,827,700
6% 3/1/26 (d)		6,015,000	6,156,473
7.125% 7/1/28 (d)		3,475,000	3,278,002
8.25% 3/1/27 (d)		1,060,000	1,054,721
HTA Group Ltd. 7% 12/18/25 (d)		1,235,000	1,247,350
SSL Robotics LLC 9.75% 12/31/23 (d)		444,000	468,975
			21,099,498
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		3,920,000	4,080,363
5.85% 7/15/25		5,060,000	5,542,529
6.02% 6/15/26		5,064,000	5,650,659
6.1% 7/15/27		9,288,000	10,697,045
6.2% 7/15/30		8,040,000	9,515,595
II-VI, Inc. 5% 12/15/29 (d)		6,070,000	6,063,444
TTM Technologies, Inc. 4% 3/1/29 (d)		11,095,000	10,235,138
			51,784,773
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		8,995,000	8,342,863
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		4,860,000	4,602,420
6.125% 12/1/28 (d)		6,380,000	5,997,200
CA Magnum Holdings 5.375% (d)(i)		1,585,000	1,586,981
Gartner, Inc.:
3.625% 6/15/29 (d)		1,330,000	1,290,406
3.75% 10/1/30 (d)		2,385,000	2,320,128
4.5% 7/1/28 (d)		3,690,000	3,738,081
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		4,380,000	3,974,850
5.375% 12/1/28 (d)		31,459,000	28,234,453
Twilio, Inc. 3.875% 3/15/31		1,890,000	1,774,474
			61,861,856
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (d)		6,532,000	6,158,131
2.45% 2/15/31 (d)		63,710,000	58,853,450
2.6% 2/15/33 (d)		56,472,000	51,537,208
3.5% 2/15/41 (d)		44,880,000	41,381,591
3.75% 2/15/51 (d)		21,062,000	19,653,025
onsemi 3.875% 9/1/28 (d)		2,785,000	2,760,631
			180,344,036
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	5,949,570
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		1,655,000	1,563,975
4.875% 7/1/29 (d)		1,565,000	1,473,698
Elastic NV 4.125% 7/15/29 (d)		5,485,000	5,032,488
Fair Isaac Corp. 4% 6/15/28 (d)		2,835,000	2,781,844
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		8,438,000	8,290,335
MicroStrategy, Inc. 6.125% 6/15/28 (d)		3,240,000	3,110,400
Open Text Corp.:
3.875% 2/15/28 (d)		3,090,000	2,991,893
3.875% 12/1/29 (d)		6,025,000	5,686,244
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		282,000	270,015
Oracle Corp.:
1.65% 3/25/26		24,761,000	23,721,441
2.3% 3/25/28		39,119,000	37,273,335
2.8% 4/1/27		26,554,000	26,398,705
2.875% 3/25/31		49,210,000	46,968,814
3.6% 4/1/40		26,550,000	24,047,655
			195,560,412
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		1,305,000	1,251,821
5.875% 4/24/25 (Reg. S)		305,000	328,012
			1,579,833
TOTAL INFORMATION TECHNOLOGY			512,230,408
MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		4,205,000	3,837,063
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		7,189,000	7,206,973
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	327,690
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	24,696,668
CVR Partners LP 6.125% 6/15/28 (d)		3,295,000	3,315,594
Element Solutions, Inc. 3.875% 9/1/28 (d)		3,445,000	3,267,376
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,604,813
Equate Petrochemical BV 2.625% 4/28/28 (d)		735,000	695,237
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		6,495,000	5,861,738
7% 12/31/27 (d)		665,000	562,723
LSB Industries, Inc. 6.25% 10/15/28 (d)		4,520,000	4,542,600
MEGlobal Canada, Inc. 5% 5/18/25 (d)		290,000	302,905
Methanex Corp.:
5.125% 10/15/27		7,417,000	7,528,997
5.65% 12/1/44		4,267,000	3,985,378
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		2,885,000	2,703,477
5% 5/1/25 (d)		190,000	191,948
5.25% 6/1/27 (d)		5,665,000	5,679,163
Nufarm Australia Ltd. 5% 1/27/30 (d)		3,605,000	3,559,938
OCP SA:
3.75% 6/23/31 (d)		1,380,000	1,209,225
4.5% 10/22/25 (d)		305,000	303,246
5.625% 4/25/24 (d)		430,000	440,024
6.875% 4/25/44 (d)		275,000	277,458
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)		2,755,000	2,569,313
6.25% 10/1/29 (d)		3,180,000	2,917,650
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		725,000	680,503
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,933,000	1,899,173
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,630,221
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,685,000	1,634,450
5.875% 3/27/24		1,800,000	1,828,800
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		2,140,000	2,136,597
The Chemours Co. LLC:
4.625% 11/15/29 (d)		4,970,000	4,603,463
5.375% 5/15/27		8,133,000	8,162,319
5.75% 11/15/28 (d)		14,555,000	14,307,128
Valvoline, Inc. 4.25% 2/15/30 (d)		2,385,000	2,258,488
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		4,290,000	4,107,675
			130,836,014
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		635,000	565,150
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		850,000	799,000
4% 9/1/29 (d)		4,250,000	3,985,650
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		2,745,000	2,655,788
5.25% 8/15/27 (d)		3,924,000	3,730,010
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,190,000	1,133,921
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		5,040,000	4,776,660
OI European Group BV 4.75% 2/15/30 (d)		2,815,000	2,695,334
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		7,114,000	7,180,089
8.5% 8/15/27 (d)		9,484,000	9,727,549
			36,684,001
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
4.875% 10/1/29		4,115,000	3,981,221
5.875% 12/1/27		18,165,000	18,537,383
Antofagasta PLC 2.375% 10/14/30 (d)		1,860,000	1,659,818
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		1,205,000	723,000
Commercial Metals Co. 4.125% 1/15/30		2,295,000	2,220,413
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		290,000	278,726
3.15% 1/14/30 (d)		750,000	725,766
3.7% 1/30/50 (d)		1,755,000	1,557,343
Eldorado Gold Corp. 6.25% 9/1/29 (d)		845,000	845,000
Endeavour Mining PLC 5% 10/14/26 (d)		900,000	835,200
ERO Copper Corp. 6.5% 2/15/30 (d)		6,175,000	5,975,054
First Quantum Minerals Ltd.:
6.875% 10/15/27 (d)		5,745,000	6,080,336
7.25% 4/1/23 (d)		3,270,000	3,275,109
7.5% 4/1/25 (d)		695,000	709,117
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	848,233
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,725,000	1,614,617
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	432,154
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,246,463
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		1,225,000	1,292,605
JSW Steel Ltd. 3.95% 4/5/27 (d)		1,195,000	1,135,250
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		2,845,000	2,562,264
4.625% 3/1/28 (d)		7,157,000	6,758,140
Metinvest BV:
7.75% 4/23/23 (d)		1,602,000	320,400
8.5% 4/23/26 (Reg. S)		435,000	87,000
PMHC II, Inc. 9% 2/15/30 (d)		3,010,000	2,927,827
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		4,060,000	3,917,900
Stillwater Mining Co. 4% 11/16/26 (d)		2,115,000	2,025,113
TMK Capital SA 4.3% 2/12/27 (Reg. S)		990,000	247,500
Usiminas International SARL 5.875% 7/18/26 (d)		1,530,000	1,564,884
Vedanta Resources PLC 6.375% 7/30/22 (d)		1,810,000	1,770,180
VM Holding SA 6.5% 1/18/28 (d)		1,405,000	1,463,220
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		505,000	479,687
			78,096,923
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		1,910,000	1,812,819
SPA Holdings 3 OY 4.875% 2/4/28 (d)		6,520,000	6,158,140
			7,970,959
TOTAL MATERIALS			254,153,047
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	19,097,895
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		1,420,000	1,323,085
American Homes 4 Rent LP 2.375% 7/15/31		2,770,000	2,546,735
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	15,117,129
4.5% 12/1/28		12,665,000	13,828,359
Corporate Office Properties LP:
2.25% 3/15/26		6,484,000	6,375,933
2.75% 4/15/31		4,678,000	4,395,950
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,340,000	3,189,700
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	1,037,257
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,792,939
3.5% 8/1/26		5,039,000	5,220,127
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	2,124,834
3.5% 7/15/29		2,351,000	2,433,346
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	29,509,099
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	1,003,573
4.75% 10/1/24		1,225,000	1,232,656
Kimco Realty Corp. 3.375% 10/15/22		1,739,000	1,752,142
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,580,052
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	6,780,520
4.4% 6/15/24		2,936,000	3,033,434
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	2,850,000	3,696,113
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		20,207,000	18,558,663
3.375% 2/1/31		13,097,000	12,388,878
3.625% 10/1/29		39,642,000	38,930,143
4.375% 8/1/23		5,521,000	5,664,319
4.5% 1/15/25		6,808,000	7,090,152
4.5% 4/1/27		32,478,000	34,281,629
4.75% 1/15/28		18,782,000	19,671,029
4.95% 4/1/24		11,105,000	11,600,833
5.25% 1/15/26		18,623,000	19,927,565
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,045,000
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	5,120,786
Realty Income Corp.:
2.2% 6/15/28		3,122,000	3,025,680
2.85% 12/15/32		3,841,000	3,735,243
3.25% 1/15/31		3,878,000	3,931,839
3.4% 1/15/28		6,031,000	6,209,043
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,205,359
5% 12/15/23		1,293,000	1,340,785
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		1,200,000	1,168,392
SBA Communications Corp. 3.125% 2/1/29		2,285,000	2,122,308
Senior Housing Properties Trust 9.75% 6/15/25		685,000	723,531
Service Properties Trust 7.5% 9/15/25		510,000	535,628
Simon Property Group LP 2.45% 9/13/29		6,352,000	6,135,107
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,586,916
4.25% 2/1/26		18,338,000	19,057,143
Store Capital Corp.:
2.75% 11/18/30		7,730,000	7,296,516
4.625% 3/15/29		5,948,000	6,393,288
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		12,375,000	11,779,329
6.5% 2/15/29 (d)		37,205,000	34,480,478
Uniti Group, Inc.:
6% 1/15/30 (d)		10,595,000	9,470,976
7.875% 2/15/25 (d)		8,135,000	8,474,840
Ventas Realty LP:
3% 1/15/30		28,128,000	27,828,332
3.5% 2/1/25		3,798,000	3,912,578
3.75% 5/1/24		15,927,000	16,394,685
4% 3/1/28		6,996,000	7,434,946
4.125% 1/15/26		3,540,000	3,749,289
4.75% 11/15/30		39,136,000	43,717,990
VICI Properties, Inc.:
3.5% 2/15/25 (d)		155,000	155,363
4.25% 12/1/26 (d)		225,000	227,250
4.625% 12/1/29 (d)		485,000	494,700
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,702,714
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,768,151
4% 2/1/25		21,671,000	22,623,096
			576,031,370
Real Estate Management & Development - 0.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	4,540,000	4,375,111
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	16,200,000	15,047,846
2.25% 4/27/27 (Reg. S)	EUR	1,800,000	1,672,887
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	3,900,000	4,433,658
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	8,834,108
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	5,349,780
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	2,448,512
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	18,753,353
3.95% 11/15/27		14,429,000	15,046,629
4.1% 10/1/24		13,139,000	13,610,862
4.55% 10/1/29		15,790,000	16,977,836
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	20,133,532
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,827,466
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	329,175
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,792,065
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	464,921
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	4,274,511
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	4,341,985
Howard Hughes Corp.:
4.125% 2/1/29 (d)		1,995,000	1,887,769
4.375% 2/1/31 (d)		1,995,000	1,880,288
Kennedy-Wilson, Inc. 4.75% 2/1/30		8,025,000	7,673,906
Post Apartment Homes LP 3.375% 12/1/22		819,000	826,044
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		7,000,000	6,921,250
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	800,000	809,375
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,885,979
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,430,337
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,881,011
2.7% 7/15/31		15,891,000	14,948,989
Tanger Properties LP:
2.75% 9/1/31		16,274,000	14,802,409
3.125% 9/1/26		8,723,000	8,685,264
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,711,818
			216,058,676
TOTAL REAL ESTATE			792,090,046
UTILITIES - 1.4%
Electric Utilities - 0.7%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		865,000	778,500
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,172,128
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	1,106,674
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		2,595,000	2,414,245
4.75% 3/15/28 (d)		1,030,000	1,035,299
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	12,382,067
Comision Federal de Electricid:
3.348% 2/9/31 (d)		325,000	288,295
4.688% 5/15/29 (d)		1,450,000	1,451,813
Duke Energy Corp. 2.45% 6/1/30		10,750,000	10,214,177
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		5,172,000	4,820,328
2.775% 1/7/32 (d)		16,845,000	15,856,754
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	3,708,813
Enel SpA 3.375% (Reg. S) (f)(i)	EUR	4,075,000	4,631,943
Entergy Corp. 2.8% 6/15/30		11,033,000	10,602,531
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (d)		4,740,000	4,716,300
7.125% 2/11/25 (d)		250,000	244,734
Eversource Energy 2.8% 5/1/23		9,622,000	9,707,791
Exelon Corp.:
4.05% 4/15/30		6,798,000	7,213,746
4.7% 4/15/50		3,027,000	3,431,212
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.75% 10/8/26 (c)(f)(g)		1,508,463	1,508,463
FirstEnergy Corp. 7.375% 11/15/31		37,147,000	46,511,016
InterGen NV 7% 6/30/23 (d)		7,075,000	6,928,194
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	6,820,761
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,545,000	1,527,233
Lamar Funding Ltd. 3.958% 5/7/25 (d)		665,000	652,033
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		1,695,000	1,495,096
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,619,002
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	8,200,000	8,723,045
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,565,000	3,310,816
3.625% 2/15/31 (d)		2,095,000	1,926,164
5.25% 6/15/29 (d)		3,295,000	3,360,900
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		3,029,121	3,188,150
PG&E Corp.:
5% 7/1/28		6,600,000	6,534,000
5.25% 7/1/30		11,820,000	11,741,161
Southern Co. 1.875% 9/15/81 (f)	EUR	8,500,000	8,558,616
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		19,885,000	20,014,650
Vistra Operations Co. LLC:
5% 7/31/27 (d)		3,800,000	3,828,215
5.625% 2/15/27 (d)		3,370,000	3,450,577
			240,475,442
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		1,191,981	1,414,956
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	800,888
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,645,219
			3,861,063
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,600,000	3,465,000
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		640,000	511,520
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	5,298,568
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,625,000	1,328,454
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,339,000
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,326,000	1,272,960
The AES Corp.:
2.45% 1/15/31		8,564,000	7,927,181
3.3% 7/15/25 (d)		33,229,000	33,388,499
3.95% 7/15/30 (d)		28,974,000	29,559,275
			84,090,457
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		390,000	411,767
4.875% 4/23/30 (d)		250,000	283,953
Berkshire Hathaway Energy Co. 4.05% 4/15/25		49,782,000	52,480,769
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	3,174,425
NiSource, Inc.:
2.95% 9/1/29		31,524,000	31,081,236
5.25% 2/15/43		8,116,000	9,176,406
5.8% 2/1/42		4,036,000	4,823,503
5.95% 6/15/41		5,760,000	7,085,249
Puget Energy, Inc. 4.1% 6/15/30		12,996,000	13,479,279
Sempra Energy 6% 10/15/39		9,562,000	12,152,915
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (f)(g)		2,459,000	1,967,200
			136,116,702
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,841,007
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	2,279,407
			4,120,414
TOTAL UTILITIES			468,664,078

TOTAL NONCONVERTIBLE BONDS			11,237,500,519

TOTAL CORPORATE BONDS
(Cost $11,176,346,672)			11,261,445,222

U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds:
1.125% 5/15/40		$207,334,000	$172,427,376
1.375% 8/15/50		1,000,000	823,242
1.75% 8/15/41		208,680,000	191,268,263
1.875% 11/15/51		543,875,000	507,418,379
2% 11/15/41 (j)		203,400,000	194,723,719
2% 8/15/51		1,387,676,000	1,331,084,838
2.25% 8/15/46		261,200	258,455
2.25% 2/15/52		182,630,000	186,054,313
3% 2/15/47		396,205,000	450,002,210
5% 5/15/37		16,600	23,241
U.S. Treasury Notes:
0.375% 12/31/25		513,887,000	488,353,240
0.625% 7/31/26		100,000,000	95,226,562
0.75% 3/31/26 (k)(l)		579,095,000	556,587,205
0.75% 4/30/26		502,170,000	482,122,430
0.75% 8/31/26		141,650,000	135,552,409
0.875% 6/30/26		820,620,000	790,840,472
1.125% 8/31/28		253,740,000	242,837,109
1.125% 2/15/31		428,551,000	403,758,656
1.25% 5/31/28		1,652,696,000	1,597,885,827
1.25% 9/30/28		344,070,000	331,678,106
1.375% 11/15/31 (j)(k)		980,551,000	939,950,060
1.625% 9/30/26		683,928,000	680,134,333
2.125% 5/31/26		498,913,000	506,552,605
2.25% 4/30/24		126,960,000	128,933,832
2.25% 12/31/24		79,727,100	81,125,438
2.375% 4/30/26		89,077,000	91,310,884
2.5% 2/28/26		546,304,000	562,266,320
2.75% 2/15/28		96,082,900	101,258,616
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,683,128,657)			11,250,458,140

U.S. Government Agency - Mortgage Securities - 12.9%
Fannie Mae - 4.5%
12 month U.S. LIBOR + 1.440% 1.82% 4/1/37 (f)(g)		12,154	12,629
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (f)(g)		13,404	13,919
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)		4,214	4,384
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)		9,730	10,174
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(g)		13,460	14,041
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (f)(g)		28,363	29,596
12 month U.S. LIBOR + 1.620% 1.922% 3/1/33 (f)(g)		18,277	18,964
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)		11,837	12,359
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (f)(g)		8,708	9,104
12 month U.S. LIBOR + 1.640% 1.881% 5/1/36 (f)(g)		25,986	27,226
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (f)(g)		29,418	30,978
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (f)(g)		25,019	26,197
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (f)(g)		20,520	21,589
12 month U.S. LIBOR + 1.730% 2.002% 3/1/40 (f)(g)		27,852	29,112
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (f)(g)		36,434	38,279
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (f)(g)		9,444	9,864
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)		18,754	19,638
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)		16,602	17,432
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (f)(g)		943,452	990,804
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (f)(g)		97,265	101,678
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)		20,591	21,545
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)		22,023	23,221
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)		8,806	9,270
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(g)		40,007	41,933
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)		16,146	16,961
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)		7,899	8,077
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (f)(g)		18,329	19,397
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (f)(g)		516	535
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (f)(g)		41,469	43,066
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (f)(g)		264	273
6 month U.S. LIBOR + 1.530% 1.719% 12/1/34 (f)(g)		5,202	5,402
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (f)(g)		7,695	7,999
6 month U.S. LIBOR + 1.550% 1.701% 10/1/33 (f)(g)		2,637	2,738
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(g)		4,015	4,181
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (f)(g)		738	771
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (f)(g)		8,978	9,463
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (f)(g)		45,393	47,447
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(g)		7,638	8,020
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)		30,036	31,437
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (f)(g)		16,913	17,687
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.528% 7/1/34 (f)(g)		44,530	46,625
1.5% 3/1/51 to 11/1/51		5,732,346	5,323,494
2% 12/1/36 to 3/1/52		386,428,331	372,810,937
2.5% 5/1/31 to 3/1/52		362,753,114	360,859,688
3% 5/1/30 to 3/1/52 (j)(k)		306,887,282	312,954,575
3.5% 5/1/36 to 1/1/51		142,845,748	148,759,989
4% 3/1/36 to 11/1/49		89,409,130	94,810,306
4.5% to 4.5% 6/1/33 to 8/1/49		74,343,926	79,861,455
5% 11/1/22 to 2/1/49		62,624,171	68,693,573
5.237% 8/1/41 (f)		707,366	772,085
5.5% 3/1/22 to 5/1/49		8,592,018	9,431,568
6% to 6% 10/1/22 to 1/1/42		3,040,490	3,446,872
6.5% 8/1/22 to 4/1/37		1,287,797	1,450,808
6.633% 2/1/39 (f)		470,059	509,821
7% to 7% 4/1/23 to 7/1/37		264,874	297,521
7.5% to 7.5% 6/1/25 to 2/1/32		125,632	139,003
8% 8/1/29 to 3/1/37		6,587	7,765

TOTAL FANNIE MAE			1,461,933,475

Freddie Mac - 3.0%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)		14,295	14,747
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (f)(g)		54,439	56,411
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (f)(g)		28,348	29,463
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (f)(g)		441,718	461,646
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (f)(g)		88,219	92,609
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)		162,526	170,401
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (f)(g)		18,905	19,966
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (f)(g)		3,125	3,299
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)		12,589	13,201
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (f)(g)		105,321	110,695
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (f)(g)		25,406	26,827
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)		33,685	35,556
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)		8,852	9,339
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (f)(g)		24,497	25,891
12 month U.S. LIBOR + 2.020% 2.327% 4/1/38 (f)(g)		21,605	22,711
12 month U.S. LIBOR + 2.030% 2.285% 3/1/33 (f)(g)		518	538
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)		24,772	26,058
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)		37,054	38,915
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (f)(g)		17,975	18,440
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (f)(g)(m)		1,531	1,596
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(g)		6,022	6,302
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (f)(g)		9,210	9,679
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (f)(g)		62,300	65,260
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (f)(g)		22,953	24,069
6 month U.S. LIBOR + 2.020% 2.159% 6/1/37 (f)(g)		13,639	14,315
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (f)(g)		12,897	13,605
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (f)(g)		42,402	44,380
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (f)(g)		79,192	82,778
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.516% 3/1/35 (f)(g)		145,733	152,711
1.5% 11/1/50 to 12/1/51		14,000,918	12,996,142
2% 12/1/36 to 2/1/52		287,351,530	276,529,704
2.5% 6/1/31 to 3/1/52		249,330,882	247,791,920
3% 6/1/31 to 3/1/52		135,187,132	137,818,408
3.5% 1/1/32 to 3/1/52 (n)		146,875,701	153,527,807
3.5% 8/1/47		49,186	51,225
4% 5/1/37 to 6/1/48		118,999,299	126,188,563
4% 4/1/48		38,979	41,011
4.5% 6/1/25 to 7/1/49		25,450,107	27,411,713
5% 8/1/33 to 7/1/41		5,420,356	5,989,592
5.5% 6/1/22		623	624
6% 1/1/23 to 12/1/37		573,575	645,252
6.5% 5/1/26 to 9/1/39		667,793	767,140
7% 3/1/26 to 9/1/36		274,012	311,361
7.5% 1/1/27 to 11/1/31		5,811	6,557
8% 7/1/24 to 4/1/32		5,629	6,354
8.5% 12/1/22 to 1/1/28		5,439	5,980

TOTAL FREDDIE MAC			991,680,761

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		442,950	455,830
Ginnie Mae - 2.6%
3.5% 6/20/34 to 5/20/50		66,914,344	70,020,590
4% 5/20/33 to 5/20/49		122,340,624	129,099,801
4.5% 6/20/33 to 8/15/41		11,895,445	12,964,956
5% 12/15/32 to 4/20/48		12,534,038	13,727,316
5.5% 7/15/33 to 9/15/39		415,014	461,007
6% to 6% 10/15/30 to 11/15/39		154,860	172,404
7% to 7% 11/15/22 to 3/15/33		324,999	362,400
7.5% to 7.5% 9/15/22 to 9/15/31		84,355	91,504
8% 5/15/22 to 11/15/29		15,791	16,989
8.5% 11/15/27 to 1/15/31		5,756	6,520
9% 1/15/23		20	21
2% 1/20/52		40,737,569	39,867,619
2% 3/1/52 (o)		18,500,000	18,082,597
2% 3/1/52 (o)		18,500,000	18,082,597
2% 3/1/52 (o)		11,250,000	10,996,174
2% 3/1/52 (o)		37,700,000	36,849,401
2% 3/1/52 (o)		37,700,000	36,849,401
2% 3/1/52 (o)		26,100,000	25,511,124
2% 3/1/52 (o)		14,550,000	14,221,719
2% 3/1/52 (o)		15,200,000	14,857,053
2.5% 7/20/51 to 12/20/51		40,228,386	40,258,784
2.5% 3/1/52 (o)		7,500,000	7,494,596
2.5% 3/1/52 (o)		36,500,000	36,473,698
2.5% 3/1/52 (o)		36,350,000	36,323,806
2.5% 3/1/52 (o)		18,150,000	18,136,921
2.5% 3/1/52 (o)		18,150,000	18,136,921
2.5% 3/1/52 (o)		24,350,000	24,332,453
2.5% 3/1/52 (o)		20,650,000	20,635,120
3% 5/20/42 to 10/20/51		87,835,221	89,610,484
3% 3/1/52 (o)		16,400,000	16,668,740
3% 3/1/52 (o)		21,350,000	21,699,854
3% 3/1/52 (o)		19,000,000	19,311,345
3% 3/1/52 (o)		20,050,000	20,378,551
3.5% 3/1/52 (o)		12,450,000	12,846,530
3.5% 3/1/52 (o)		5,200,000	5,365,619
3.5% 3/1/52 (o)		1,300,000	1,341,405
3.5% 3/1/52 (o)		7,450,000	7,687,281
3.5% 3/1/52 (o)		8,500,000	8,770,723
3.5% 3/1/52 (o)		1,500,000	1,547,775
3.5% 3/1/52 (o)		1,800,000	1,857,330
3.5% 4/1/52 (o)		9,000,000	9,256,062
6.5% 3/20/31 to 6/15/37		116,811	132,082

TOTAL GINNIE MAE			860,507,273

Uniform Mortgage Backed Securities - 2.8%
1.5% 3/1/37 (o)		18,650,000	18,148,781
1.5% 3/1/37 (o)		2,050,000	1,994,906
1.5% 3/1/37 (o)		8,300,000	8,076,938
1.5% 3/1/37 (o)		10,350,000	10,071,844
1.5% 3/1/52 (o)		5,300,000	4,912,887
1.5% 3/1/52 (o)		21,600,000	20,022,334
1.5% 3/1/52 (o)		17,250,000	15,990,058
1.5% 3/1/52 (o)		17,250,000	15,990,058
1.5% 3/1/52 (o)		17,900,000	16,592,582
1.5% 3/1/52 (o)		425,000	393,958
1.5% 4/1/52 (o)		5,850,000	5,414,489
2% 3/1/37 (o)		15,500,000	15,381,329
2% 3/1/37 (o)		15,600,000	15,480,563
2% 3/1/37 (o)		7,800,000	7,740,282
2% 3/1/37 (o)		9,300,000	9,228,797
2% 3/1/37 (o)		26,150,000	25,949,790
2% 3/1/37 (o)		40,500,000	40,189,924
2% 4/1/37 (o)		26,150,000	25,903,821
2% 4/1/37 (o)		20,850,000	20,653,716
2% 3/1/52 (o)		5,400,000	5,176,892
2% 3/1/52 (o)		7,600,000	7,285,996
2% 3/1/52 (o)		49,300,000	47,263,106
2% 3/1/52 (o)		48,000,000	46,016,818
2% 3/1/52 (o)		32,900,000	31,540,694
2% 3/1/52 (o)		5,500,000	5,272,760
2% 3/1/52 (o)		6,500,000	6,231,444
2% 4/1/52 (o)		22,500,000	21,535,227
2.5% 3/1/37 (o)		20,900,000	21,148,183
2.5% 3/1/52 (o)		5,700,000	5,622,514
2.5% 3/1/52 (o)		11,600,000	11,442,310
2.5% 3/1/52 (o)		5,700,000	5,622,514
2.5% 3/1/52 (o)		14,300,000	14,105,606
2.5% 3/1/52 (o)		40,350,000	39,801,482
2.5% 3/1/52 (o)		5,150,000	5,079,991
2.5% 3/1/52 (o)		5,150,000	5,079,991
2.5% 3/1/52 (o)		46,200,000	45,571,957
2.5% 3/1/52 (o)		23,375,000	23,057,240
2.5% 3/1/52 (o)		6,850,000	6,756,881
2.5% 3/1/52 (o)		12,300,000	12,132,794
2.5% 3/1/52 (o)		8,700,000	8,581,732
2.5% 4/1/52 (o)		34,200,000	33,664,281
3% 3/1/52 (o)		5,350,000	5,402,250
3% 3/1/52 (o)		20,650,000	20,851,676
3% 3/1/52 (o)		20,650,000	20,851,676
3% 3/1/52 (o)		12,900,000	13,025,987
3% 3/1/52 (o)		19,000,000	19,185,562
3.5% 3/1/52 (o)		6,750,000	6,952,499
3.5% 3/1/52 (o)		5,500,000	5,664,999
3.5% 3/1/52 (o)		6,650,000	6,849,499
3.5% 3/1/52 (o)		22,800,000	23,483,995
3.5% 3/1/52 (o)		7,300,000	7,518,999
3.5% 3/1/52 (o)		18,200,000	18,745,996
3.5% 3/1/52 (o)		9,800,000	10,093,998
3.5% 3/1/52 (o)		5,150,000	5,304,499
3.5% 3/1/52 (o)		10,325,000	10,634,748
3.5% 3/1/52 (o)		50,000	51,500
3.5% 3/1/52 (o)		50,000	51,500
3.5% 3/1/52 (o)		11,400,000	11,741,998
3.5% 3/1/52 (o)		3,400,000	3,501,999
3.5% 3/1/52 (o)		50,000	51,500
3.5% 3/1/52 (o)		19,100,000	19,672,996
3.5% 3/1/52 (o)		20,850,000	21,475,496

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			917,240,842

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,279,001,523)			4,231,818,181

Asset-Backed Securities - 5.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$9,702,881	$7,720,322
Series 2019-1 Class A, 3.844% 5/15/39 (d)		11,078,491	9,810,281
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		20,488,472	19,256,869
Class B, 4.458% 10/16/39 (d)		3,803,418	3,116,755
Series 2021-1A Class A, 2.95% 11/16/41 (d)		24,230,531	22,883,616
Series 2021-2A Class A, 2.798% 1/15/47 (d)		43,138,266	41,788,918
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		8,900,000	8,876,731
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (d)(f)(g)		6,384,000	6,351,601
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (d)(f)(g)		15,632,000	15,501,176
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (d)(f)(g)		39,309,000	38,717,124
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (d)(f)(g)		18,308,000	18,170,177
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		478,000	503,249
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		1,082,438	1,133,654
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		1,118,000	1,183,625
Class XS, 0% 10/17/52 (c)(d)(f)(p)		755,503	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		9,053,704	8,409,519
Class B, 4.335% 1/16/40 (d)		1,796,414	1,288,015
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (d)(f)(g)		20,251,000	20,187,837
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2877% 4/25/34 (d)(f)(g)		13,014,000	12,898,214
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (d)(f)(g)		23,175,000	23,027,144
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (d)(f)(g)		30,273,000	30,265,644
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (d)(f)(g)		27,448,000	27,234,647
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (d)(f)(g)		8,282,000	8,249,410
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.8578% 6/26/34 (c)(d)(f)(g)		2,219	11,625
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (d)(f)(g)		15,712,000	15,641,862
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.2777% 4/25/34 (d)(f)(g)		28,623,000	28,326,609
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (d)(f)(g)		31,300,000	31,167,445
Beechwood Park CLO Ltd.:
Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5713% 1/17/33 (d)(f)(g)		20,861,000	20,861,000
Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 1/17/35 (d)(f)(g)		31,025,000	31,017,399
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (d)(f)(g)		23,740,000	23,606,629
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		20,119,734	19,527,686
Class AA, 2.487% 12/16/41 (d)(f)		2,576,875	2,527,048
Series 2021-1A Class A, 2.443% 7/15/46 (d)		32,599,364	31,324,726
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (d)(f)(g)		24,711,000	24,654,288
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(g)		330,000	33
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		15,690,452	15,530,058
Class B, 5.095% 4/15/39 (d)		7,616,545	7,050,320
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		12,395,994	12,083,828
Series 2021-1A Class A, 3.474% 1/15/46 (d)		7,484,182	7,468,597
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (d)(f)(g)		18,972,000	18,847,695
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.32% 4/20/35 (d)(f)(g)(o)		28,708,000	28,693,847
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (d)(f)(g)		14,593,000	14,438,197
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (d)(f)(g)		23,812,000	23,473,822
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (d)(f)(g)		23,751,000	23,590,942
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5369% 10/25/37 (d)(f)(g)		3,316,519	3,324,342
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (d)(f)(g)		31,300,000	31,142,092
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (d)(f)(g)		41,300,000	41,117,041
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		446,607	447,304
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(g)		399,527	40
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)		17,995,200	18,436,082
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)		382,000	371,950
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)		994,000	981,983
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 4/20/35 (d)(f)(g)(o)		16,182,000	16,178,068
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (d)(f)(g)		15,763,000	15,683,271
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (d)(f)(g)		22,617,000	22,602,503
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (d)(f)(g)		16,400,000	16,399,934
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (d)(f)(g)		21,145,000	21,025,848
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (d)(f)(g)		12,306,000	12,234,268
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (d)(f)(g)		10,674,000	10,670,317
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (d)(f)(g)		27,609,000	27,466,123
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (d)(f)(g)		6,600,000	6,573,501
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		11,175,466	11,021,172
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)		756,000	740,895
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)		473,000	436,567
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (d)(f)(g)		16,641,000	16,489,434
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (d)(f)(g)		23,750,000	23,545,536
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (d)(f)(g)		29,800,000	29,728,331
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)		904,369	866,619
Series 2021-2 Class G, 4.505% 12/17/26 (d)		4,139,189	3,991,431
Series 2021-3 Class F, 4.242% 1/17/41 (d)		635,010	605,101
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		7,970,673	7,600,602
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		9,114,212	8,856,273
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (d)(f)(g)		16,712,000	16,617,895
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 1.33% 4/15/35 (d)(f)(g)(o)		37,587,000	37,577,791
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (d)(f)(g)		15,100,000	15,090,185
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (d)(f)(g)		17,146,758	17,088,288
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (d)(f)(g)		33,250,000	33,061,306
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (d)(f)(g)		26,843,000	26,644,603
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (d)(f)(g)		16,653,000	16,529,401
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (d)(f)(g)		7,234,000	7,207,032
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (d)(f)(g)		5,653,000	5,618,234
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (d)(f)(g)		28,658,000	28,496,770
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (d)(f)(g)		23,008,000	22,736,045
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (d)(f)(g)		19,791,000	19,618,284
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (d)(f)(g)		28,450,000	28,448,094
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)		89,013	92,332
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (d)(f)(g)		24,741,000	24,603,737
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4319% 1/25/36 (f)(g)		445,382	444,856
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (d)(f)(g)		9,205,000	9,139,019
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		36,445,725	36,975,281
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		17,479,280	17,407,790
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)		18,752,000	18,812,974
Class A2II, 4.008% 12/5/51 (d)		16,756,000	16,469,682
Progress Residential Trust:
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		208,000	205,580
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)		546,000	533,223
Class G, 4.116% 9/17/36 (d)		466,000	457,069
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,943,000	1,896,347
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		674,000	655,967
Class H, 5.268% 4/17/37 (d)		189,000	185,703
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		483,000	451,555
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)		735,000	705,568
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)		546,000	512,003
Class G, 4.003% 7/17/38 (d)		273,000	256,084
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)		361,000	334,471
Class G, 4.005% 10/17/38 (d)		2,380,000	2,248,006
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		17,075,114	16,647,129
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (d)(f)(g)		31,749,000	31,586,731
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (d)(f)(g)		31,230,000	31,222,411
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		18,762,071	17,983,518
Class B, 4.335% 3/15/40 (d)		1,975,003	1,642,374
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		22,598,000	22,879,578
1.884% 7/15/50 (d)		9,101,000	8,895,889
2.328% 7/15/52 (d)		6,959,000	6,799,208
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (d)(f)(g)(o)		32,177,000	32,160,912
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (d)(f)(g)		3,095,000	3,083,818
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (d)(f)(g)		28,855,000	28,570,547
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (d)(f)(g)		24,800,000	24,569,633
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.815% 12/5/36 (c)(d)(f)(g)		740,076	56
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (f)(g)		15,831	15,679
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		10,408,937	10,269,675
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		18,583,431	18,168,294
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		27,093,161	26,275,446
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6411% 3/25/58 (d)(f)		4,606,774	4,707,303
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (d)(f)(g)		1,639,000	1,213,050
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)		280,000	282,210
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		924,000	889,187
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		269,000	263,638
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)		315,000	294,749
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)		1,520,809	1,511,922
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		734,000	732,593
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (d)(f)(g)		23,497,000	23,421,340
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (d)(f)(g)		15,449,000	15,358,268
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (d)(f)(g)		31,775,000	31,562,203
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (d)(f)(g)		15,502,000	15,402,803
TOTAL ASSET-BACKED SECURITIES
(Cost $1,856,146,325)			1,838,486,159

Collateralized Mortgage Obligations - 0.9%
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)		13,582,793	12,968,025
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)		13,795,810	13,598,143
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		14,648,461	14,559,036
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)		17,176,079	17,089,883
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		11,218,778	11,164,877
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		602,436	598,963
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)		3,905	633
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (d)(f)(g)		1,315,800	1,296,164
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)		152,087	15
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)		42,614,000	42,776,956
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (d)(f)		16,591,467	16,495,769
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (d)		17,992,584	17,791,421
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		6,198,640	6,111,119
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (f)(g)		3,255	3,173
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8269% 9/25/43 (f)(g)		1,701,417	1,658,401

TOTAL PRIVATE SPONSOR			156,112,578

U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9869% 2/25/32 (f)(g)		5,617	5,711
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1367% 3/18/32 (f)(g)		10,414	10,628
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1869% 4/25/32 (f)(g)		11,844	12,122
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1869% 10/25/32 (f)(g)		15,541	15,876
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9369% 1/25/32 (f)(g)		5,604	5,689
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9131% 12/25/33 (f)(p)(q)		203,346	46,035
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.4931% 11/25/36 (f)(p)(q)		143,676	24,572
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		562	571
Series 1993-207 Class H, 6.5% 11/25/23		24,294	24,844
Series 1996-28 Class PK, 6.5% 7/25/25		9,670	9,914
Series 1999-17 Class PG, 6% 4/25/29		65,083	69,946
Series 1999-32 Class PL, 6% 7/25/29		72,137	77,811
Series 1999-33 Class PK, 6% 7/25/29		54,278	58,546
Series 2001-52 Class YZ, 6.5% 10/25/31		8,134	8,780
Series 2003-28 Class KG, 5.5% 4/25/23		9,326	9,529
Series 2005-102 Class CO 11/25/35 (r)		37,965	34,387
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0642% 8/25/35 (f)(q)		9,265	11,517
Series 2005-81 Class PC, 5.5% 9/25/35		105,393	115,584
Series 2006-12 Class BO 10/25/35 (r)		172,643	156,820
Series 2006-15 Class OP 3/25/36 (r)		198,313	176,870
Series 2006-37 Class OW 5/25/36 (r)		19,477	16,997
Series 2006-45 Class OP 6/25/36 (r)		62,085	54,285
Series 2006-62 Class KP 4/25/36 (r)		101,657	91,150
Series 2012-149:
Class DA, 1.75% 1/25/43		1,925,684	1,894,867
Class GA, 1.75% 6/25/42		2,097,779	2,070,369
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		13,419	14,411
Series 1999-25 Class Z, 6% 6/25/29		60,640	64,141
Series 2001-20 Class Z, 6% 5/25/31		73,442	79,600
Series 2001-31 Class ZC, 6.5% 7/25/31		38,910	41,582
Series 2002-16 Class ZD, 6.5% 4/25/32		25,313	27,385
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3631% 11/25/32 (f)(p)(q)		82,413	8,017
Series 2012-67 Class AI, 4.5% 7/25/27 (p)		236,926	11,499
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4531% 12/25/36 (f)(p)(q)		101,675	20,891
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2531% 5/25/37 (f)(p)(q)		49,784	10,421
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.2713% 9/25/23 (f)(q)		1,224	1,321
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9131% 3/25/33 (f)(p)(q)		12,394	2,514
Series 2005-72 Class ZC, 5.5% 8/25/35		799,434	845,908
Series 2005-79 Class ZC, 5.9% 9/25/35		600,363	666,563
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.4988% 6/25/37 (f)(q)		46,278	86,101
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (f)(q)		68,953	128,625
Class SB, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (f)(q)		22,124	35,734
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3581% 8/25/37 (f)(p)(q)		2,015,684	378,628
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1631% 3/25/38 (f)(p)(q)		340,746	60,904
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8631% 12/25/40 (f)(p)(q)		343,355	54,140
Class ZA, 4.5% 12/25/40		988,459	1,113,481
Series 2010-139 Class NI, 4.5% 2/25/40 (p)		137,200	5,417
Series 2010-150 Class ZC, 4.75% 1/25/41		1,829,844	2,034,255
Series 2010-95 Class ZC, 5% 9/25/40		4,043,840	4,480,993
Series 2011-39 Class ZA, 6% 11/25/32		239,647	264,341
Series 2011-4 Class PZ, 5% 2/25/41		623,802	675,623
Series 2011-67 Class AI, 4% 7/25/26 (p)		41,118	1,611
Series 2011-83 Class DI, 6% 9/25/26 (p)		5,314	67
Series 2012-100 Class WI, 3% 9/25/27 (p)		1,078,047	70,529
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4631% 12/25/30 (f)(p)(q)		177,507	6,952
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3631% 6/25/41 (f)(p)(q)		133,865	4,063
Series 2013-133 Class IB, 3% 4/25/32 (p)		399,637	15,022
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8631% 1/25/44 (f)(p)(q)		325,284	60,697
Series 2013-51 Class GI, 3% 10/25/32 (p)		1,300,548	88,467
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5331% 6/25/35 (f)(p)(q)		284,715	43,609
Series 2015-42 Class IL, 6% 6/25/45 (p)		1,954,321	374,513
Series 2015-70 Class JC, 3% 10/25/45		1,703,935	1,745,790
Series 2017-30 Class AI, 5.5% 5/25/47 (p)		1,131,718	219,559
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)		53,009	9,335
Series 343 Class 16, 5.5% 5/25/34 (p)		46,612	7,536
Series 348 Class 14, 6.5% 8/25/34 (f)(p)		32,708	6,962
Series 351:
Class 12, 5.5% 4/25/34 (f)(p)		20,548	3,686
Class 13, 6% 3/25/34 (p)		29,798	5,296
Series 359 Class 19, 6% 7/25/35 (f)(p)		17,650	3,461
Series 384 Class 6, 5% 7/25/37 (p)		203,476	35,629
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9911% 1/15/32 (f)(g)		4,324	4,400
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (f)(g)		6,363	6,494
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1911% 3/15/32 (f)(g)		6,382	6,518
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0911% 6/15/31 (f)(g)		11,393	11,596
Class FG, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (f)(g)		3,571	3,637
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4411% 5/15/37 (f)(g)		255,060	255,885
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		81,953	88,539
Series 2101 Class PD, 6% 11/15/28		6,720	7,258
Series 2121 Class MG, 6% 2/15/29		32,017	34,557
Series 2131 Class BG, 6% 3/15/29		237,731	257,089
Series 2137 Class PG, 6% 3/15/29		39,151	42,358
Series 2154 Class PT, 6% 5/15/29		63,924	69,180
Series 2162 Class PH, 6% 6/15/29		12,864	13,847
Series 2520 Class BE, 6% 11/15/32		98,245	108,696
Series 2693 Class MD, 5.5% 10/15/33		961,767	1,019,074
Series 2802 Class OB, 6% 5/15/34		92,684	100,738
Series 3002 Class NE, 5% 7/15/35		244,582	263,733
Series 3110 Class OP 9/15/35 (r)		86,938	82,633
Series 3119 Class PO 2/15/36 (r)		241,937	215,006
Series 3121 Class KO 3/15/36 (r)		37,367	33,580
Series 3123 Class LO 3/15/36 (r)		135,782	120,932
Series 3145 Class GO 4/15/36 (r)		140,023	125,203
Series 3189 Class PD, 6% 7/15/36		209,880	235,313
Series 3225 Class EO 10/15/36 (r)		73,298	64,612
Series 3258 Class PM, 5.5% 12/15/36		92,963	102,383
Series 3415 Class PC, 5% 12/15/37		93,830	101,025
Series 3806 Class UP, 4.5% 2/15/41		422,088	447,527
Series 3832 Class PE, 5% 3/15/41		1,019,953	1,100,424
Series 4135 Class AB, 1.75% 6/15/42		1,570,734	1,551,994
sequential payer:
Series 2135 Class JE, 6% 3/15/29		16,096	17,264
Series 2274 Class ZM, 6.5% 1/15/31		22,586	24,081
Series 2281 Class ZB, 6% 3/15/30		45,974	49,487
Series 2303 Class ZV, 6% 4/15/31		22,548	24,485
Series 2357 Class ZB, 6.5% 9/15/31		175,860	194,603
Series 2502 Class ZC, 6% 9/15/32		44,550	49,234
Series 2519 Class ZD, 5.5% 11/15/32		64,333	70,273
Series 2546 Class MJ, 5.5% 3/15/23		6,289	6,424
Series 2601 Class TB, 5.5% 4/15/23		2,905	2,970
Series 2998 Class LY, 5.5% 7/15/25		28,635	30,570
Series 3871 Class KB, 5.5% 6/15/41		1,497,513	1,668,252
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4089% 2/15/36 (f)(p)(q)		66,331	10,648
Series 2013-4281 Class AI, 4% 12/15/28 (p)		348,429	11,723
Series 2017-4683 Class LM, 3% 5/15/47		2,676,406	2,728,835
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.5576% 8/15/24 (f)(q)		5	5
Class SD, 86.400% - 1 month U.S. LIBOR 83.9652% 8/15/24 (f)(q)		7	8
Series 2933 Class ZM, 5.75% 2/15/35		1,245,867	1,391,684
Series 2935 Class ZK, 5.5% 2/15/35		1,037,169	1,143,290
Series 2947 Class XZ, 6% 3/15/35		401,210	447,430
Series 2996 Class ZD, 5.5% 6/15/35		822,168	907,175
Series 3237 Class C, 5.5% 11/15/36		1,144,993	1,247,302
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4689% 11/15/36 (f)(p)(q)		304,511	58,727
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5589% 3/15/37 (f)(p)(q)		445,032	97,556
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5689% 4/15/37 (f)(p)(q)		642,289	126,982
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3889% 6/15/37 (f)(p)(q)		228,072	38,995
Series 3949 Class MK, 4.5% 10/15/34		177,370	188,419
Series 4055 Class BI, 3.5% 5/15/31 (p)		421,413	16,722
Series 4149 Class IO, 3% 1/15/33 (p)		669,989	60,172
Series 4314 Class AI, 5% 3/15/34 (p)		141,708	6,975
Series 4427 Class LI, 3.5% 2/15/34 (p)		1,111,930	93,888
Series 4471 Class PA 4% 12/15/40		940,723	976,268
target amortization class Series 2156 Class TC, 6.25% 5/15/29		36,532	38,886
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0063% 2/15/24 (f)(g)		6,868	6,890
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		26,548	28,565
Series 2056 Class Z, 6% 5/15/28		70,821	76,401
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,129,491	2,281,437
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		5,429,611	5,812,484
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5643% 6/16/37 (f)(p)(q)		124,272	23,149
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6579% 3/20/60 (f)(g)(s)		1,632,499	1,636,077
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 7/20/60 (f)(g)(s)		240,630	240,206
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4013% 9/20/60 (f)(g)(s)		287,753	287,066
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4013% 8/20/60 (f)(g)(s)		255,111	254,516
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4813% 12/20/60 (f)(g)(s)		605,076	604,644
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 12/20/60 (f)(g)(s)		620,117	621,008
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 2/20/61 (f)(g)(s)		670,585	671,499
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5913% 2/20/61 (f)(g)(s)		1,024,338	1,025,506
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 4/20/61 (f)(g)(s)		574,322	575,247
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (f)(g)(s)		884,785	886,111
Class FC, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (f)(g)(s)		679,041	680,112
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6313% 6/20/61 (f)(g)(s)		803,951	805,489
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 10/20/61 (f)(g)(s)		1,585,334	1,590,448
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 11/20/61 (f)(g)(s)		912,185	916,804
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 1/20/62 (f)(g)(s)		550,189	552,764
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 1/20/62 (f)(g)(s)		786,633	789,701
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 3/20/62 (f)(g)(s)		501,119	503,249
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (f)(g)(s)		17,611	17,707
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6213% 10/20/62 (f)(g)(s)		398,820	399,537
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4613% 3/20/63 (f)(g)(s)		671,787	671,023
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 1/20/64 (f)(g)(s)		650,286	652,010
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7013% 12/20/63 (f)(g)(s)		2,741,669	2,747,991
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6013% 6/20/64 (f)(g)(s)		3,309,561	3,314,086
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.6013% 9/20/64 (f)(g)(s)		10,981,765	10,997,512
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5013% 12/20/62 (f)(g)(s)		45,980	45,915
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5617% 1/20/49 (f)(g)		5,146,704	5,188,477
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6617% 10/20/49 (f)(g)		1,502,307	1,509,964
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.6117% 12/20/49 (f)(g)		5,242,742	5,285,542
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.6117% 2/20/49 (f)(g)		3,251,238	3,277,961
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5617% 5/20/49 (f)(g)		4,346,783	4,388,206
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6617% 8/20/49 (f)(g)		2,356,185	2,380,388
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5617% 3/20/50 (f)(g)		4,820,999	4,842,735
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6766% 12/20/40 (f)(q)		1,727,901	1,879,308
Series 2011-136 Class WI, 4.5% 5/20/40 (p)		55,184	3,579
Series 2016-69 Class WA, 3% 2/20/46		1,403,246	1,432,401
Series 2017-134 Class BA, 2.5% 11/20/46		2,187,144	2,211,982
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		357,070	370,951
Series 2010-160 Class DY, 4% 12/20/40		3,378,459	3,511,265
Series 2010-170 Class B, 4% 12/20/40		761,472	791,562
Series 2017-139 Class BA, 3% 9/20/47		6,831,208	6,984,317
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3743% 5/16/34 (f)(p)(q)		74,802	11,554
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0743% 8/17/34 (f)(p)(q)		72,432	14,137
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.4457% 6/16/37 (f)(q)		6,273	9,963
Series 2010-116 Class QB, 4% 9/16/40		8,030,096	8,391,985
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 5/20/60 (f)(g)(s)		724,681	723,417
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9383% 7/20/41 (f)(p)(q)		294,317	51,698
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5743% 6/16/42 (f)(p)(q)		272,058	48,062
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (f)(q)		26,534	26,779
Series 2013-149 Class MA, 2.5% 5/20/40		3,213,591	3,297,870
Series 2014-2 Class BA, 3% 1/20/44		4,253,072	4,338,348
Series 2014-21 Class HA, 3% 2/20/44		1,563,168	1,594,169
Series 2014-25 Class HC, 3% 2/20/44		2,684,461	2,712,554
Series 2014-5 Class A, 3% 1/20/44		2,365,657	2,389,457
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)		21,918	22,033
Series 2017-186 Class HK, 3% 11/16/45		3,839,157	3,906,976
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (f)(g)(s)		6,906,147	6,847,707

TOTAL U.S. GOVERNMENT AGENCY			155,182,764

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $311,986,754)			311,295,342

Commercial Mortgage Securities - 4.1%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.191% 4/15/34 (d)(f)(g)		1,031,000	1,001,799
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.291% 4/15/35 (d)(f)(g)		710,000	672,639
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.491% 6/15/35 (d)(f)(g)		304,000	296,380
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.391% 3/15/34 (d)(f)(g)		987,000	944,975
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.141% 4/15/36 (d)(f)(g)		1,880,000	1,820,451
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.941% 9/15/38 (d)(f)(g)		1,120,000	1,098,807
Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (d)(f)(g)		16,838,000	16,693,060
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.65% 1/15/39 (d)(f)(g)		3,181,000	3,147,896
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.25% 1/15/39 (d)(f)(g)		2,271,000	2,247,713
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		11,600,000	11,563,236
Class ANM, 3.112% 11/5/32 (d)		14,236,000	14,163,106
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)		831,000	799,342
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		3,196,000	3,134,274
Class CNM, 3.7186% 11/5/32 (d)(f)		1,322,000	1,273,861
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52		2,606,000	2,598,210
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		1,426,000	1,276,085
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		830,000	714,220
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		1,738,000	1,449,774
Class E, 2.8% 11/15/50 (d)		1,092,000	744,264
Series 2018-BN12 Class D, 3% 5/15/61 (d)		866,000	703,255
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		735,000	608,586
Class E, 3% 11/15/61 (d)		735,000	567,674
Series 2019-BN18 Class D, 3% 5/15/62 (d)		1,150,000	995,416
Series 2019-BN19 Class D, 3% 8/15/61 (d)		1,680,000	1,361,176
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		430,000	356,512
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		441,000	342,326
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		525,000	408,153
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		357,000	280,067
Class MCDG, 2.9182% 12/15/53 (f)		1,567,000	1,242,672
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		610,000	590,693
Class D, 3.25% 2/15/50 (d)		1,222,000	1,089,812
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7633% 7/15/49 (f)(p)		17,045,504	1,005,826
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		333,000	267,738
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		1,476,000	1,098,468
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)		868,000	781,366
Class E, 3.6089% 8/14/36 (c)(d)(f)		637,000	538,728
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		628,000	484,992
Series 2020-C7 Class D, 3.6042% 4/15/53 (d)(f)		393,000	354,444
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.825% 6/15/38 (d)(f)(g)		1,066,000	1,024,825
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		2,953,000	3,169,978
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)		719,000	651,500
Class 225E, 3.2943% 12/15/62 (d)(f)		485,000	423,695
Series 2020-B20 Class E, 2% 10/15/53 (d)		1,029,000	736,879
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		614,000	535,908
Class E, 3% 5/15/53 (d)(f)		614,000	501,631
Series 2019-B14 Class XA, 0.7822% 12/15/62 (f)(p)		33,407,720	1,403,064
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)		1,995,000	1,897,566
Class D, 2.25% 7/15/53 (d)		1,365,000	1,075,279
Series 2020-B21:
Class D, 2% 12/17/53 (d)		798,000	630,842
Class E, 2% 12/17/53 (d)		737,000	525,023
Series 2020-B22 Class E, 2% 1/15/54 (d)		894,000	633,991
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)		546,000	498,699
Class D, 3.2931% 9/15/48 (d)(f)		693,000	573,934
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		1,400,000	1,120,021
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)		1,520,000	1,343,523
Class 300E, 2.9942% 4/15/54 (d)(f)		504,000	422,531
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 5.041% 10/15/35 (d)(f)(g)		993,000	977,885
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (d)(f)(g)		13,834,000	13,729,768
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.129% 8/15/36 (d)(f)(g)		570,500	552,668
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.947% 2/15/42 (d)(f)		798,000	736,282
Class 360E, 3.947% 2/15/42 (d)(f)		966,000	828,926
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.591% 6/15/35 (d)(f)(g)		294,000	283,829
BX Commercial Mortgage Trust:
floater:
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.941% 11/15/32 (d)(f)(g)		796,449	785,889
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.16% 12/15/38 (d)(f)(g)		8,125,000	7,905,913
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.441% 11/15/32 (d)(f)(g)		495,569	490,604
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.2778% 4/15/34 (d)(f)(g)		709,000	676,147
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (d)(f)(g)		32,338,000	31,609,321
Class B, 1 month U.S. LIBOR + 0.890% 1.0908% 10/15/36 (d)(f)(g)		4,838,000	4,716,881
Class C, 1 month U.S. LIBOR + 1.090% 1.2906% 10/15/36 (d)(f)(g)		6,475,000	6,280,460
Class D, 1 month U.S. LIBOR + 1.290% 1.4903% 10/15/36 (d)(f)(g)		6,286,000	6,081,429
Class E, 1 month U.S. LIBOR + 1.940% 2.1395% 10/15/36 (d)(f)(g)		21,856,000	21,144,721
Class G, 1 month U.S. LIBOR + 2.940% 3.1381% 10/15/36 (d)(f)(g)		1,428,000	1,370,753
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.1433% 5/15/38 (d)(f)(g)		3,531,000	3,442,591
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (d)(f)(g)		42,631,000	42,204,230
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.3623% 2/15/39 (d)(f)(g)		12,845,000	12,706,625
Class C, CME TERM SOFR 1 MONTH + 1.560% 1.6117% 2/15/39 (d)(f)(g)		12,845,000	12,710,193
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.0108% 2/15/39 (d)(f)(g)		12,845,000	12,707,828
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.067% 11/15/32 (d)(f)(g)		5,594,000	5,522,199
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (d)(f)(g)		16,986,708	16,881,188
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)		5,234,000	4,739,201
Class E, 3.5488% 3/11/44 (d)(f)		3,163,000	2,801,042
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.441% 7/15/34 (d)(f)(g)		1,145,800	1,138,661
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.816% 9/15/37 (d)(f)(g)		5,720,238	4,836,487
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (d)(f)(g)		6,762,700	6,736,935
Class H, 1 month U.S. LIBOR + 3.000% 3.191% 11/15/35 (d)(f)(g)		998,200	985,687
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.4276% 10/15/36 (d)(f)(g)		972,000	936,716
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.491% 4/15/34 (d)(f)(g)		11,328,000	11,157,471
Class C, 1 month U.S. LIBOR + 1.600% 1.791% 4/15/34 (d)(f)(g)		7,490,000	7,358,464
Class D, 1 month U.S. LIBOR + 1.900% 2.091% 4/15/34 (d)(f)(g)		7,862,000	7,694,741
Class G, 1 month U.S. LIBOR + 3.600% 3.791% 4/15/34 (d)(f)(g)		1,533,000	1,498,387
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (d)(f)(g)		9,759,700	9,673,569
Class C, 1 month U.S. LIBOR + 1.250% 1.441% 10/15/36 (d)(f)(g)		12,268,900	12,153,261
Class D, 1 month U.S. LIBOR + 1.450% 1.641% 10/15/36 (d)(f)(g)		17,378,250	17,203,974
Class E, 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (d)(f)(g)		24,417,950	24,143,710
Class J, 1 month U.S. LIBOR + 2.650% 2.841% 10/15/36 (d)(f)(g)		7,225,000	7,061,985
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.201% 10/15/36 (d)(f)(g)		1,008,000	973,074
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.487% 11/15/38 (d)(f)(g)		1,197,000	1,169,514
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.7845% 10/15/36 (d)(f)(g)		2,468,000	2,400,036
Class G, 1 month U.S. LIBOR + 3.140% 3.3331% 10/15/36 (d)(f)(g)		2,805,000	2,713,718
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.5405% 10/15/26 (d)(f)(g)		3,318,000	3,201,709
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.592% 2/15/36 (d)(f)(g)		589,000	567,159
Class FV, 1 month U.S. LIBOR + 2.400% 2.592% 2/15/36 (d)(f)(g)		342,000	328,926
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1911% 1/15/34 (d)(f)(g)		3,772,000	3,702,670
Class G, 1 month U.S. LIBOR + 3.900% 4.0911% 1/15/34 (d)(f)(g)		204,000	199,482
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.128% 9/15/34 (d)(f)(g)		798,000	765,166
Series 2021-SOAR:
Class G, 2.991% 6/15/38 (d)(f)		567,000	551,044
Class J, 3.941% 6/15/38 (d)(f)		1,134,000	1,098,348
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.5911% 9/15/36 (d)(f)(g)		405,000	392,832
Class G, 1 month U.S. LIBOR + 2.850% 3.0411% 9/15/36 (d)(f)(g)		2,573,000	2,469,942
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.081% 10/15/38 (d)(f)(g)		7,472,000	7,261,183
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.4492% 1/15/39 (d)(f)(g)		2,072,000	2,030,035
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.2992% 1/15/39 (d)(f)(g)		651,000	638,083
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 4.1558% 2/15/39 (d)(f)(g)		3,465,000	3,421,250
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.384% 10/15/23 (d)(f)(g)		616,000	589,398
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (d)(f)(g)		14,805,000	14,638,586
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)		168,000	161,986
Class E, 4.0755% 12/9/41 (d)(f)		4,253,000	3,818,518
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(f)		336,000	260,996
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)		1,743,000	1,556,706
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 2.741% 12/15/37 (d)(f)(g)		151,000	148,352
Class G, 1 month U.S. LIBOR + 3.250% 3.441% 12/15/37 (d)(f)(g)		5,311,000	5,192,000
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5544% 2/10/50 (f)		1,482,000	1,443,325
Class D, 3.25% 2/10/50 (d)		1,340,000	1,052,466
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME TERM SOFR 1 MONTH INDEX + 3.610% 3.4347% 2/15/39 (d)(f)(g)		3,948,000	3,893,545
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)		37,287,777	35,483,787
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (d)(f)(g)		10,499,000	10,367,408
Class B, 1 month U.S. LIBOR + 1.250% 1.4411% 11/15/36 (d)(f)(g)		2,800,000	2,757,888
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (d)(f)(g)		28,459,273	28,139,499
Class B, 1 month U.S. LIBOR + 1.500% 1.691% 6/15/34 (d)(f)(g)		5,602,110	5,503,753
Class C, 1 month U.S. LIBOR + 1.750% 1.941% 6/15/34 (d)(f)(g)		6,329,798	6,155,170
Class E, 1 month U.S. LIBOR + 2.350% 2.541% 6/15/34 (d)(f)(g)		2,939,544	2,828,549
Class F, 1 month U.S. LIBOR + 2.600% 2.7992% 6/15/34 (d)(f)(g)		3,794,305	3,586,774
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (d)(f)(g)		19,485,445	19,154,093
Class B, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (d)(f)(g)		6,000,394	5,851,562
Class C, 1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (d)(f)(g)		4,463,506	4,330,841
Class D, 1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (d)(f)(g)		5,510,188	5,319,534
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)		1,306,000	1,279,098
Series 2013-GC15 Class D, 5.1749% 9/10/46 (d)(f)		2,196,000	2,144,642
Series 2015-GC29 Class XA, 1.0214% 4/10/48 (f)(p)		32,817,971	875,833
Series 2015-GC33 Class XA, 0.8805% 9/10/58 (f)(p)		53,710,681	1,439,672
Series 2016-C3 Class D, 3% 11/15/49 (d)		1,507,000	1,161,363
Series 2016-P6 Class XA, 0.5702% 12/10/49 (f)(p)		38,395,637	901,737
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		378,000	324,431
Class E, 3% 8/10/56 (d)		834,000	668,856
Series 2019-GC43 Class E, 3% 11/10/52 (d)		1,196,000	983,203
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)		1,029,000	879,231
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		1,208,000	965,870
Class E, 2.6% 2/15/53 (d)		136,000	102,583
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.241% 9/15/33 (d)(f)(g)		468,000	422,306
Class G, 1 month U.S. LIBOR + 5.050% 5.2473% 9/15/33 (d)(f)(g)		544,000	467,453
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		5,924,751	5,985,646
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		959,000	815,441
Series 2014-CR18 Class A5, 3.828% 7/15/47		5,007,100	5,156,853
Series 2012-CR1:
Class C, 5.4371% 5/15/45 (f)		769,000	758,574
Class D, 5.4371% 5/15/45 (d)(f)		2,108,000	1,917,434
Class G, 2.462% 5/15/45 (c)(d)		774,000	155,956
Series 2012-LC4 Class C, 5.4309% 12/10/44 (f)		166,000	164,027
Series 2013-CR10 Class D, 4.8998% 8/10/46 (d)(f)		1,490,000	1,482,779
Series 2013-CR9 Class C, 4.2791% 7/10/45 (d)(f)		334,462	313,384
Series 2013-LC6 Class D, 4.2881% 1/10/46 (d)(f)		1,664,000	1,637,602
Series 2014-CR15 Class D, 4.6897% 2/10/47 (d)(f)		298,000	299,534
Series 2014-CR17 Class E, 4.8475% 5/10/47 (d)(f)		255,000	187,339
Series 2014-CR20 Class XA, 0.9843% 11/10/47 (f)(p)		62,695,967	1,321,781
Series 2014-LC17 Class XA, 0.7008% 10/10/47 (f)(p)		41,381,016	628,346
Series 2014-UBS2 Class D, 5.0039% 3/10/47 (d)(f)		994,000	969,165
Series 2014-UBS6 Class XA, 0.8554% 12/10/47 (f)(p)		76,025,213	1,502,053
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)		1,538,000	1,468,030
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		1,079,000	933,428
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		368,000	322,266
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9825% 11/10/49 (f)		619,000	600,376
Class D, 2.7325% 11/10/49 (f)		546,000	423,617
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8305% 8/15/45 (d)(f)		105,000	103,447
Class E, 4.8305% 8/15/45 (d)(f)		1,835,100	1,639,478
Class F, 4.25% 8/15/45 (d)		2,033,000	1,620,240
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		522,000	288,092
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 2.091% 12/15/31 (d)(f)(g)		1,175,200	1,127,992
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)		1,196,000	1,030,423
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.408% 6/15/34 (d)(g)		1,214,977	1,181,514
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (c)(d)		59,379	20,729
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (d)(f)(g)		12,828,000	12,699,272
Class C, 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (d)(f)(g)		3,089,000	3,058,007
Class F, 1 month U.S. LIBOR + 2.650% 2.841% 5/15/36 (d)(f)(g)		693,000	681,735
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.348% 10/15/37 (d)(f)(g)		1,029,000	1,033,819
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.0665% 11/15/23 (d)(f)(g)		4,746,000	4,711,498
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		7,460,239	7,281,470
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		11,930,000	11,996,708
Class B, 4.5349% 4/15/36 (d)		3,730,000	3,710,064
Class C, 4.782% 4/15/36 (d)(f)		2,462,000	2,433,191
Class D, 4.782% 4/15/36 (d)(f)		4,923,000	4,753,815
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)		952,000	789,655
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (d)(f)(g)		1,656,480	1,628,857
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.7% 4/15/36 (d)(f)(g)		399,000	389,827
Class G, 1 month U.S. LIBOR + 4.500% 4.7% 4/15/36 (d)(f)(g)		231,000	225,796
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.475% 6/15/50 (d)(f)		1,278,000	1,088,998
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)		1,055,000	1,032,700
Series 2017-CX9 Class D, 4.1409% 9/15/50 (d)(f)		518,000	444,392
Series 2018-CX11 Class C, 4.7848% 4/15/51 (f)		495,000	496,017
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.541% 7/15/32 (d)(f)(g)		1,319,000	1,239,860
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)		1,424,000	1,416,664
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)		458,000	457,601
Class E, 4.9345% 1/10/34 (d)(f)		1,487,000	1,471,076
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.625% 5/15/35 (d)(f)(g)		1,151,341	1,124,067
Series 2018-C1:
Class C, 4.6337% 10/15/51 (f)		355,000	355,686
Class D, 2.8837% 10/15/51 (d)(f)		1,512,000	1,305,889
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)		1,188,000	1,016,858
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		377,000	306,140
DBUBS Mortgage Trust:
Series 2011-LC1A Class XB, 0.7346% 11/10/46 (d)(f)(p)		1,120,947	68
Series 2011-LC3A Class D, 5.3714% 8/10/44 (d)(f)		925,795	899,410
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)		449,000	386,137
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4835% 8/10/49 (f)		382,000	360,497
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38(d)(f)(g)		44,186,000	43,274,540
Class G, 1 month U.S. LIBOR + 3.110% 3.308% 11/15/38 (d)(f)(g)		150,000	146,505
Class J, 1 month U.S. LIBOR + 3.610% 3.8069% 11/15/38 (d)(f)(g)		2,107,000	2,058,369
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (d)(f)(g)		14,459,012	14,319,948
Class B, 1 month U.S. LIBOR + 1.380% 1.572% 7/15/38 (d)(f)(g)		8,234,322	8,136,186
Class C, 1 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (d)(f)(g)		6,070,638	5,998,276
Class D, 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (d)(f)(g)		12,264,518	12,103,590
Class E, 1 month U.S. LIBOR + 2.850% 3.042% 7/15/38 (d)(f)(g)		494,954	488,113
Class F, 1 month U.S. LIBOR + 3.700% 3.892% 7/15/38 (d)(f)(g)		1,244,342	1,225,650
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1207% 11/21/35 (d)(f)(g)		424,000	423,341
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		122,660	122,564
Class X, 0.4716% 8/10/43 (d)(f)(p)		404,999	2,503
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.841% 10/15/36 (d)(f)(g)		1,080,000	1,005,706
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.891% 9/15/31 (d)(f)(g)		25,712,271	25,464,235
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.29% 10/15/31 (d)(f)(g)		10,027,000	9,901,060
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (d)(f)(g)		18,953,000	18,750,586
Class B, 1 month U.S. LIBOR + 1.150% 1.341% 10/15/36 (d)(f)(g)		2,930,000	2,889,984
Class C, 1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (d)(f)(g)		2,414,000	2,379,268
Series 2011-GC5:
Class C, 5.1577% 8/10/44 (d)(f)		908,923	751,125
Class D, 5.1577% 8/10/44 (d)(f)		623,936	288,570
Class E, 5.1577% 8/10/44 (d)(f)		773,957	69,656
Class F, 4.5% 8/10/44 (c)(d)		1,339,218	9,720
Series 2012-GC6 Class E, 5% 1/10/45 (d)(f)		61,864	61,091
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)		447,457	374,376
Series 2012-GCJ7:
Class C, 5.4011% 5/10/45 (f)		1,043,000	1,045,920
Class F, 5% 5/10/45 (c)(d)		375,413	111,285
Series 2012-GCJ9:
Class D, 4.7376% 11/10/45 (d)(f)		1,910,000	1,898,746
Class E, 4.7376% 11/10/45 (d)(f)		896,000	804,705
Series 2013-GC10 Class D, 4.4009% 2/10/46 (c)(d)(f)		586,000	560,871
Series 2013-GC12 Class D, 4.4517% 6/10/46 (d)(f)		254,518	248,409
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (f)		421,844	424,196
Class D, 5.3107% 11/10/46 (d)(f)		1,161,000	1,159,912
Class F, 3.5% 11/10/46 (d)		970,000	721,603
Series 2014-GC20 Class XA, 0.9874% 4/10/47 (f)(p)		66,194,645	1,137,290
Series 2015-GC34 Class XA, 1.2199% 10/10/48 (f)(p)		16,633,750	602,283
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)		703,000	616,388
Series 2016-GS4 Class C, 3.9556% 11/10/49 (f)		464,000	442,040
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		1,720,000	1,563,274
Series 2018-GS9 Class D, 3% 3/10/51 (d)		835,000	696,834
Series 2019-GC38 Class D, 3% 2/10/52 (d)		446,000	390,053
Series 2019-GC39 Class D, 3% 5/10/52 (d)		1,176,000	1,007,920
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		924,000	793,107
Class DBF, 3.5497% 7/10/52 (d)(f)		1,107,500	1,054,800
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		408,000	343,452
Class E, 2.8% 9/1/52 (d)		1,092,000	888,013
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		1,155,000	1,162,674
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		693,000	570,543
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		952,000	798,355
Class SWD, 3.2185% 12/13/39 (d)(f)		735,000	633,064
Series 2020-GC47 Class D, 3.4549% 5/12/53 (d)(f)		336,000	306,157
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.8617% 11/21/35 (d)(f)(g)		3,076,128	3,075,408
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)		1,482,000	1,441,287
Class F, 4.1935% 11/5/38 (d)(f)		2,022,000	1,879,215
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		714,000	713,088
Class F, 6.1552% 11/5/35 (d)		1,531,000	1,527,229
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		625,132	597,349
Class F, 4.101% 9/17/39 (d)		101,705	97,964
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)		861,000	820,500
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)		693,000	600,791
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3411% 6/15/34 (d)(f)(g)		428,100	423,189
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0411% 6/15/34 (d)(f)(g)		160,538	159,112
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		1,064,000	1,004,508
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.6539% 4/15/47 (f)(p)		6,300,924	75,759
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		194,000	164,135
Series 2014-C26 Class D, 3.8769% 1/15/48 (d)(f)		758,000	715,643
Series 2015-C30 Class XA, 0.4945% 7/15/48 (f)(p)		43,033,653	623,472
Series 2015-C32 Class C, 4.6514% 11/15/48 (f)		1,942,000	1,565,486
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3881% 12/15/49 (d)(f)		1,251,000	1,043,314
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0705% 12/15/49 (f)		603,000	574,415
Class D, 3.0705% 12/15/49 (d)(f)		1,242,000	1,091,602
Series 2017-C7 Class D, 3% 10/15/50 (d)		1,232,000	1,037,967
Series 2018-C8 Class D, 3.2179% 6/15/51 (d)(f)		406,000	329,832
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		567,000	474,858
Class E, 2.5% 11/13/52 (d)		1,092,000	846,458
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		714,000	565,791
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 3.191% 6/15/35 (d)(f)(g)		53,600	53,197
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.351% 7/15/36 (d)(f)(g)		1,029,000	1,000,374
Class F, 1 month U.S. LIBOR + 3.000% 3.191% 7/15/36 (d)(f)(g)		336,000	326,489
Series 2011-C3:
Class E, 5.5237% 2/15/46 (d)(f)		1,156,000	416,893
Class G, 4.409% 2/15/46 (d)(f)		368,000	29,747
Class H, 4.409% 2/15/46 (c)(d)(f)		828,000	47,428
Class J, 4.409% 2/15/46 (c)(d)(f)		106,000	205
Series 2011-C4:
Class D, 5.5266% 7/15/46 (d)(f)		2,033,000	2,039,888
Class E, 5.5266% 7/15/46 (d)(f)		1,464,000	1,454,205
Class F, 3.873% 7/15/46 (d)		166,000	159,902
Class H, 3.873% 7/15/46 (d)		784,250	729,558
Class NR, 3.873% 7/15/46 (d)		420,000	399,118
Series 2012-CBX:
Class C, 4.7752% 6/15/45 (f)		159,000	154,538
Class D, 4.7752% 6/15/45 (d)(f)		886,000	798,109
Class E, 4.7752% 6/15/45 (d)(f)		1,135,000	510,750
Class F, 4% 6/15/45 (d)		1,124,000	230,420
Class G 4% 6/15/45 (d)		1,233,000	93,190
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		1,025,000	994,574
Class D, 4.1642% 4/15/46 (f)		1,638,000	1,345,272
Class F, 3.25% 4/15/46 (d)(f)		1,851,000	590,839
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)		945,000	61,425
Class E, 3.8046% 6/10/27 (c)(d)(f)		1,519,000	30,380
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)		743,000	727,023
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		8,593,000	8,773,711
Class CFX, 4.9498% 7/5/33 (d)		2,322,000	2,367,788
Class DFX, 5.3503% 7/5/33 (d)		4,241,000	4,313,616
Class EFX, 5.5422% 7/5/33 (d)		4,886,000	4,918,745
Class XAFX, 1.116% 7/5/33 (d)(f)(p)		35,039,000	446,099
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)		1,071,000	1,014,939
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		723,000	696,457
Class FFX, 4.6254% 1/16/37 (d)		1,145,000	1,093,545
Class GFX, 4.6882% 1/16/37 (d)(f)		441,000	411,445
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.191% 5/15/36 (d)(f)(g)		1,638,000	1,605,119
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.141% 8/15/38 (d)(f)(g)		1,985,000	1,948,217
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)		375,000	373,297
Class E, 4.6485% 2/10/36 (d)(f)		942,000	922,670
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (d)(f)(g)		27,348,195	26,800,272
Class B, 1 month U.S. LIBOR + 0.880% 1.071% 3/15/38 (d)(f)(g)		6,599,662	6,442,658
Class C, 1 month U.S. LIBOR + 1.100% 1.291% 3/15/38 (d)(f)(g)		4,152,066	4,037,692
Class D, 1 month U.S. LIBOR + 1.400% 1.591% 3/15/38 (d)(f)(g)		5,774,950	5,594,476
Class E, 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (d)(f)(g)		5,045,586	4,893,976
Class G, 1 month U.S. LIBOR + 2.950% 3.141% 3/15/38 (d)(f)(g)		6,564,275	6,383,469
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)		819,000	698,105
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 4.192% 11/15/38 (d)(f)(g)		1,921,000	1,880,220
Class G, 1 month U.S. LIBOR + 5.250% 5.442% 11/15/38 (d)(f)(g)		5,822,000	5,681,136
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 2.941% 7/15/38 (d)(f)(g)		315,000	305,536
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)		707,000	664,350
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.792% 4/15/38 (d)(f)(g)		168,000	164,215
Class G, 1 month U.S. LIBOR + 3.200% 3.392% 4/15/38 (d)(f)(g)		4,491,000	4,389,834
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.591% 5/15/23 (d)(f)(g)		781,000	754,026
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.0567% 1/15/27 (d)(f)(g)		1,134,000	1,112,866
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)		475,000	422,286
Class E, 3.4767% 2/10/42 (d)(f)		349,000	292,810
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	647,610
Series 2012-C5 Class E, 4.6261% 8/15/45 (d)(f)		288,000	287,636
Series 2012-C6 Class D, 4.6023% 11/15/45 (d)(f)		1,469,000	1,456,920
Series 2012-C6, Class F, 4.6023% 11/15/45 (d)(f)		693,000	598,984
Series 2013-C12 Class D, 4.7625% 10/15/46 (d)(f)		1,299,000	1,228,009
Series 2013-C13:
Class D, 4.8967% 11/15/46 (d)(f)		1,747,000	1,644,774
Class E, 4.8967% 11/15/46 (d)(f)		785,081	647,532
Series 2013-C7 Class C, 4.097% 2/15/46 (f)		308,000	303,480
Series 2013-C8 Class D, 4.0218% 12/15/48 (d)(f)		504,000	501,758
Series 2013-C9:
Class C, 4.0199% 5/15/46 (f)		920,000	907,628
Class D, 4.1079% 5/15/46 (d)(f)		1,700,000	1,586,495
Class E, 4.1079% 5/15/46 (d)(f)		722,000	640,050
Series 2014-C17 Class XA, 1.0582% 8/15/47 (f)(p)		65,025,573	1,084,568
Series 2015-C25 Class XA, 1.0466% 10/15/48 (f)(p)		26,687,200	762,544
Series 2016-C30:
Class C, 4.1055% 9/15/49 (f)		266,000	253,405
Class D, 3% 9/15/49 (d)		252,000	185,134
Series 2016-C31 Class C, 4.2743% 11/15/49 (f)		603,000	591,660
Series 2016-C32 Class C, 4.2771% 12/15/49 (f)		415,000	382,868
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		947,000	843,526
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		30,766,000	30,842,075
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		6,647	6,656
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(f)		1,312,506	1,277,641
Class F, 5.2113% 6/15/44 (c)(d)(f)		748,000	486,200
Class XB, 0.431% 6/15/44 (d)(f)(p)		2,666,905	10,773
Series 2011-C3:
Class C, 5.0856% 7/15/49 (d)(f)		192,862	195,356
Class D, 5.0856% 7/15/49 (d)(f)		2,163,000	2,150,809
Class E, 5.0856% 7/15/49 (c)(d)(f)		1,210,000	1,084,266
Class F, 5.0856% 7/15/49 (d)(f)		332,000	237,694
Class G, 5.0856% 7/15/49 (c)(d)(f)		1,123,200	606,212
Series 2012-C4 Class D, 5.4276% 3/15/45 (d)(f)		425,000	402,323
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)		418,000	413,505
Class F, 4.295% 9/9/32 (d)(f)		734,000	677,756
Series 2015-MS1:
Class C, 4.0312% 5/15/48 (f)		468,000	453,377
Class D, 4.0312% 5/15/48 (d)(f)		1,371,000	1,234,107
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		543,000	429,187
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		1,456,000	1,211,820
Class D, 3.8918% 11/15/49 (f)		603,000	575,336
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.791% 11/15/34 (d)(f)(g)		822,000	809,615
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	8,339,269
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)		1,318,000	1,134,589
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)		4,445,000	4,372,992
Class C, 3.1771% 11/10/36 (d)(f)		4,265,000	4,142,072
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)		462,000	375,258
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		756,000	644,668
Series 2021-L6 Class XA, 1.2365% 6/15/54 (f)(p)		27,007,222	2,171,986
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 3.7411% 9/15/38 (d)(f)(g)		696,199	684,864
Class G, 1 month U.S. LIBOR + 4.700% 4.8911% 9/15/38 (d)(f)(g)		486,188	477,027
Class H, 1 month U.S. LIBOR + 6.000% 6.1911% 9/15/38 (d)(f)(g)		264,671	263,760
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		4,861,000	4,458,116
Class J, 4.25% 12/15/36 (d)		2,552,000	2,359,436
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.241% 10/15/37 (d)(f)(g)		671,000	655,876
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)		311,000	276,441
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.2411% 12/15/33 (d)(f)(g)		742,000	712,585
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8563% 6/15/35 (d)(f)(g)		132,000	116,280
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8563% 6/15/35 (c)(d)(f)(g)		128,000	108,817
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)		307,000	303,705
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1911% 11/15/34 (d)(f)(g)		245,000	240,064
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)		399,000	348,875
Class F, 4.1346% 5/15/39 (d)(f)		1,374,000	1,150,404
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)		735,000	715,445
Class AMZ3, 3.5% 1/15/37 (d)(f)		336,000	322,459
Class MSK3, 3.25% 12/15/36 (d)(f)		1,630,000	1,520,873
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.191% 12/15/35 (d)(f)(g)		1,385,000	1,325,774
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 3.537% 10/15/36 (d)(f)(g)		982,000	951,645
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 3.542% 7/15/38 (d)(f)(g)		986,000	962,061
Class NR, 1 month U.S. LIBOR + 6.000% 6.192% 7/15/38 (d)(f)(g)		280,000	273,368
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.9617% 12/15/37 (d)(f)(g)		8,051,000	8,006,942
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5537% 12/15/37 (d)(f)(g)		8,151,414	8,136,089
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)(d)		932,378	1,068,779
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)		1,360,000	1,181,505
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)		1,289,000	1,179,261
Class G, 3.7276% 3/15/37 (d)(f)		356,000	310,326
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)		2,945,000	2,274,946
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.45% 1/15/24 (d)(f)(g)		1,617,000	1,593,637
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)		1,113,000	937,148
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.05% 2/15/39 (d)(f)(g)		7,618,000	7,582,140
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.7% 2/15/39 (d)(f)(g)		3,962,000	3,943,354
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.4568% 10/15/38 (d)(f)(g)		1,487,000	1,422,462
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (d)(f)(g)		29,791,000	29,194,382
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (d)(f)(g)		17,063,000	16,721,252
Class C, 1 month U.S. LIBOR + 1.320% 1.5201% 11/15/38 (d)(f)(g)		10,597,000	10,372,046
Class D, 1 month U.S. LIBOR + 1.570% 1.7693% 11/15/38 (d)(f)(g)		6,964,000	6,816,158
Class G, 1 month U.S. LIBOR + 2.970% 3.1649% 11/15/38 (d)(f)(g)		4,308,000	4,203,302
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.1065% 11/15/36 (d)(f)(g)		3,205,000	3,132,920
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 3.094% 11/15/36 (d)(f)(g)		2,268,000	2,211,769
Class F, 1 month U.S. LIBOR + 3.550% 3.742% 11/15/36 (d)(f)(g)		1,000,000	977,469
Class G, 1 month U.S. LIBOR + 4.200% 4.391% 11/15/36 (d)(f)(g)		525,000	512,303
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)		185,000	159,904
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.04% 6/15/26 (d)(f)(g)		459,000	445,059
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.8238% 5/10/45 (d)(f)		989,000	926,262
Class E, 5% 5/10/45 (d)(f)		595,000	229,434
Class F, 5% 5/10/45 (d)(f)		762,700	38,234
Series 2017-C7 Class XA, 1.0116% 12/15/50 (f)(p)		51,782,506	2,292,598
Series 2018-C8 Class C, 4.6992% 2/15/51 (f)		336,000	347,646
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)		746,000	563,479
Series 2012-WRM:
Class C, 4.238% 6/10/30 (d)(f)		110,000	97,181
Class E, 4.238% 6/10/30 (d)(f)		849,000	472,276
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6232% 1/10/45 (d)(f)		315,000	311,850
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.191% 7/15/39 (d)(f)(g)		315,000	309,995
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.091% 7/15/39 (d)(f)(g)		1,383,000	1,360,534
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		25,554,000	23,820,184
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		1,600,000	1,478,911
Class X, 0.4294% 10/10/42 (d)(f)(p)		35,000,000	1,119,234
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.6367% 1/18/37 (d)(f)(g)		4,431,000	4,336,294
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)		828,000	834,429
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (d)(f)(g)		17,572,000	17,407,004
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.691% 2/15/40 (d)(f)(g)		352,700	347,400
Class E, 1 month U.S. LIBOR + 3.650% 3.841% 2/15/40 (d)(f)(g)		250,890	247,120
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		1,034,000	875,894
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)		362,000	365,322
Class D, 4.7434% 10/15/45 (d)(f)		2,329,000	2,334,113
Class E, 4.7434% 10/15/45 (d)(f)		869,082	854,802
Class F, 4.7434% 10/15/45 (d)(f)		252,000	228,532
Series 2015-C31 Class XA, 0.9657% 11/15/48 (f)(p)		21,112,847	623,156
Series 2015-NXS4 Class D, 3.6859% 12/15/48 (f)		861,000	815,293
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	404,054
Class D, 3% 8/15/49 (d)		487,000	329,929
Series 2016-C34 Class XA, 2.0944% 6/15/49 (f)(p)		19,000,495	1,138,652
Series 2016-LC25 Class C, 4.3404% 12/15/59 (f)		575,000	574,862
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		1,337,000	1,131,626
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		595,000	530,649
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	388,941
Series 2018-C46 Class XA, 0.9348% 8/15/51 (f)(p)		54,732,235	2,127,902
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	7,320,685
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 4.8877% 6/15/44 (c)(f)		372,000	20,675
Series 2011-C3:
Class D, 5.5133% 3/15/44 (d)(f)		1,420,000	617,700
Class E, 5% 3/15/44 (c)(d)		733,000	43,980
Class F, 5% 3/15/44 (c)(d)		272,130	27
Series 2011-C4:
Class D, 4.8877% 6/15/44 (d)(f)		474,000	451,140
Class E, 4.8877% 6/15/44 (d)(f)		335,432	258,433
Series 2011-C5:
Class E, 5.5198% 11/15/44 (d)(f)		836,070	834,955
Class F, 5.25% 11/15/44 (d)(f)		1,146,000	1,052,104
Class G, 5.25% 11/15/44 (d)(f)		376,000	333,762
Series 2012-C6 Class D, 5.7285% 4/15/45 (d)(f)		674,677	673,575
Series 2012-C7:
Class C, 4.7325% 6/15/45 (f)		1,226,000	942,549
Class E, 4.7325% 6/15/45 (d)(f)		861,000	126,998
Class F, 4.5% 6/15/45 (d)		421,434	12,509
Class G, 4.5% 6/15/45 (c)(d)		1,242,487	123
Series 2012-C8:
Class D, 4.8535% 8/15/45 (d)(f)		524,000	521,265
Class E, 4.8535% 8/15/45 (d)(f)		367,000	362,927
Series 2013-C11:
Class D, 4.2386% 3/15/45 (d)(f)		801,251	785,649
Class E, 4.2386% 3/15/45 (c)(d)(f)		1,774,872	1,638,329
Series 2013-C13 Class D, 4.1411% 5/15/45 (d)(f)		580,000	563,337
Series 2013-C16 Class D, 5.0008% 9/15/46 (d)(f)		211,000	203,471
Series 2013-UBS1 Class D, 5.0393% 3/15/46 (d)(f)		830,625	842,480
Series 2014-C21 Class XA, 1.0143% 8/15/47 (f)(p)		48,374,583	951,306
Series 2014-C24 Class XA, 0.845% 11/15/47 (f)(p)		18,029,180	344,631
Series 2014-LC14 Class XA, 1.2464% 3/15/47 (f)(p)		28,602,427	542,760
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)		348,000	309,426
Class F, 3.5955% 11/10/36 (d)(f)		1,960,000	1,638,454
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)		528,000	450,587
Class PR2, 3.516% 6/5/35 (d)(f)		1,378,000	1,081,391
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,375,956,411)			1,336,852,509

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009:		$	$
7.3% 10/1/39		17,580,000	26,056,519
7.35% 11/1/39		1,690,000	2,516,826
7.55% 4/1/39		11,940,000	18,779,872
Series 2010, 7.625% 3/1/40		6,440,000	9,988,376
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		8,885,000	11,872,403
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		7,862,909	8,074,050
5.1% 6/1/33		40,165,000	44,310,566
Series 2010-1, 6.63% 2/1/35		7,610,000	8,870,057
Series 2010-3:
6.725% 4/1/35		11,345,000	13,416,352
7.35% 7/1/35		5,200,000	6,285,789
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	33,501,741
TOTAL MUNICIPAL SECURITIES
(Cost $168,676,925)			183,672,551

Foreign Government and Government Agency Obligations - 1.5%
Angola Republic:
8.25% 5/9/28 (d)		$1,015,000	$1,012,463
9.375% 5/8/48 (d)		225,000	212,625
9.5% 11/12/25 (d)		3,130,000	3,349,100
Arab Republic of Egypt:
3.875% 2/16/26 (d)		1,655,000	1,433,644
5.8% 9/30/27 (d)		1,000,000	882,500
7.0529% 1/15/32 (d)		385,000	312,813
7.5% 1/31/27 (d)		6,327,000	6,073,920
7.6003% 3/1/29 (d)		1,440,000	1,292,400
7.903% 2/21/48 (d)		941,000	691,635
8.5% 1/31/47 (d)		1,586,000	1,221,220
8.7002% 3/1/49 (d)		835,000	653,388
Argentine Republic:
0.5% 7/9/30 (h)		18,255,686	5,823,564
1% 7/9/29		1,948,999	642,195
1.125% 7/9/35 (h)		5,213,323	1,545,750
2% 1/9/38 (h)		2,257,281	835,194
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		115,000	84,238
Barbados Government 6.5% 10/1/29 (d)		2,325,000	2,283,295
Belarus Republic 6.875% 2/28/23 (d)		650,000	97,500
Bermuda Government:
2.375% 8/20/30 (d)		185,000	173,530
3.375% 8/20/50 (d)		430,000	394,740
3.717% 1/25/27 (d)		1,720,000	1,774,610
4.75% 2/15/29 (d)		965,000	1,067,109
Brazilian Federative Republic:
2.875% 6/6/25		3,145,000	3,118,268
3.75% 9/12/31		410,000	370,230
3.875% 6/12/30		1,715,000	1,596,343
7.125% 1/20/37		1,550,000	1,777,947
8.25% 1/20/34		2,809,000	3,502,121
Buenos Aires Province 3.9% 9/1/37 (d)(h)		1,430,000	603,996
Chilean Republic:
2.45% 1/31/31		3,505,000	3,293,167
2.75% 1/31/27		790,000	789,210
3.5% 1/31/34		520,000	513,240
4% 1/31/52		455,000	444,535
Colombian Republic:
3% 1/30/30		1,335,000	1,147,516
3.125% 4/15/31		1,455,000	1,233,385
3.25% 4/22/32		1,605,000	1,343,385
4.125% 5/15/51		600,000	449,925
5% 6/15/45		2,520,000	2,090,498
6.125% 1/18/41		105,000	101,476
7.375% 9/18/37		380,000	421,159
Costa Rican Republic:
5.625% 4/30/43 (d)		460,000	385,624
6.125% 2/19/31 (d)		600,000	593,925
7% 4/4/44 (d)		140,000	134,164
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		405,000	178,403
7.85% 3/14/29 (d)		1,115,000	493,597
Dominican Republic:
4.875% 9/23/32 (d)		2,060,000	1,871,768
5.875% 1/30/60 (d)		1,035,000	870,888
5.95% 1/25/27 (d)		1,181,000	1,228,240
6% 7/19/28 (d)		1,011,000	1,043,099
6.4% 6/5/49 (d)		425,000	392,009
6.5% 2/15/48 (Reg. S)		635,000	596,027
6.85% 1/27/45 (d)		1,143,000	1,116,782
6.875% 1/29/26 (d)		1,892,000	2,062,280
7.45% 4/30/44 (d)		794,000	831,864
Ecuador Republic:
1% 7/31/35 (d)(h)		1,850,000	1,304,597
5% 7/31/30 (d)(h)		3,355,000	2,950,932
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	106,494
7.1246% 1/20/50 (d)		750,000	366,000
7.625% 2/1/41 (d)		230,000	115,403
7.75% 1/24/23 (d)		1,840,000	1,545,945
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,560,000	1,456,650
3.125% 4/16/30 (d)		13,170,000	13,729,725
3.125% 9/30/49 (d)		2,460,000	2,318,550
3.875% 4/16/50 (d)		18,260,000	19,538,200
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	175,600
Gabonese Republic 7% 11/24/31 (d)		1,245,000	1,126,725
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,158,400
German Federal Republic:
0% 2/15/31 (Reg. S)	EUR	500,000	559,296
0% 2/15/32 (Reg. S)	EUR	2,620,000	2,905,975
0% 5/15/35 (Reg. S)	EUR	31,390,000	34,145,975
Ghana Republic:
7.75% 4/7/29 (d)		1,500,000	1,016,250
8.125% 1/18/26 (d)		205,000	158,875
10.75% 10/14/30 (d)		965,000	936,050
Guatemalan Republic:
4.9% 6/1/30 (d)		100,000	100,425
5.375% 4/24/32 (d)		910,000	936,902
6.125% 6/1/50 (d)		615,000	629,337
Hungarian Republic 2.125% 9/22/31 (d)		530,000	472,919
Indonesian Republic:
3.85% 10/15/30		45,455,000	48,190,823
4.1% 4/24/28		1,775,000	1,895,700
4.2% 10/15/50		44,910,000	45,981,553
4.35% 1/11/48		1,225,000	1,251,166
5.125% 1/15/45 (d)		2,740,000	3,062,251
5.25% 1/17/42 (d)		660,000	740,149
5.95% 1/8/46 (d)		985,000	1,222,508
6.75% 1/15/44 (d)		690,000	928,988
7.75% 1/17/38 (d)		1,728,000	2,393,604
8.5% 10/12/35 (d)		2,680,000	3,921,678
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,770,000	1,615,320
6.875% 12/5/27 (d)		330,000	305,209
8.25% 4/15/24 (d)		611,000	619,707
Israeli State 3.375% 1/15/50		1,600,000	1,561,936
Ivory Coast:
6.125% 6/15/33 (d)		2,490,000	2,396,314
6.375% 3/3/28 (d)		2,920,000	2,988,073
Jamaican Government:
6.75% 4/28/28		495,000	545,521
7.875% 7/28/45		430,000	563,515
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,535,000
7.375% 10/10/47 (d)		290,000	262,504
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,729,488
2.9% 10/22/25 (d)		14,600,000	14,946,750
3.25% 10/22/30 (d)		10,790,000	11,127,188
3.625% 3/4/28 (d)		785,000	829,156
3.75% 1/21/55 (d)		685,000	665,306
4% 4/17/25 (d)		940,000	990,525
4.5% 10/26/46 (d)		1,095,000	1,186,706
4.5% 4/22/60 (d)		7,675,000	8,500,063
4.625% 10/4/47 (d)		680,000	747,150
Korean Republic 1% 9/16/30		1,585,000	1,435,811
Lebanese Republic:
5.8% 12/31/49 (Reg. S) (e)		1,814,000	213,145
6.375% 12/31/49 (e)		1,956,000	229,830
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	120,000
4.375% 3/21/29(Reg. S)		1,000,000	300,000
5.1% 3/28/35(Reg. S)		2,000,000	600,000
5.25% 6/23/47(Reg. S)		1,800,000	540,000
Mongolia Government 5.125% 4/7/26 (d)		1,010,000	1,000,011
Moroccan Kingdom:
2.375% 12/15/27 (d)		2,375,000	2,176,094
4% 12/15/50 (d)		335,000	262,975
5.5% 12/11/42 (d)		200,000	197,538
Panamanian Republic:
2.252% 9/29/32		1,065,000	941,061
3.16% 1/23/30		570,000	559,419
3.298% 1/19/33		650,000	620,100
3.87% 7/23/60		925,000	790,759
3.875% 3/17/28		860,000	885,693
4.5% 4/16/50		1,360,000	1,321,155
Peoples Republic of China 1.2% 10/21/30 (d)		1,150,000	1,075,607
Peruvian Republic:
2.783% 1/23/31		5,060,000	4,796,880
3% 1/15/34		1,130,000	1,041,295
3.3% 3/11/41		1,285,000	1,144,935
Province of Santa Fe 7% 3/23/23 (d)		2,084,000	1,925,095
Provincia de Cordoba:
5% 12/10/25 (d)(h)		3,111,474	2,322,521
5% 6/1/27 (d)(h)		1,110,721	707,946
Republic of Armenia 7.15% 3/26/25 (d)		645,000	681,201
Republic of Honduras 5.625% 6/24/30 (d)		295,000	256,244
Republic of Iraq 5.8% 1/15/28 (Reg. S)		717,000	687,334
Republic of Kenya:
6.875% 6/24/24 (d)		1,445,000	1,495,575
7% 5/22/27 (d)		1,265,000	1,208,075
Republic of Nigeria:
6.125% 9/28/28 (d)		1,410,000	1,300,549
6.375% 7/12/23 (d)		440,000	452,100
6.5% 11/28/27 (d)		610,000	579,500
7.143% 2/23/30 (d)		1,285,000	1,198,263
7.625% 11/21/25 (d)		4,915,000	5,209,900
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	519,063
4.95% 4/28/31 (d)		1,525,000	1,582,473
5.4% 3/30/50 (d)		890,000	871,533
Republic of Serbia 2.125% 12/1/30 (d)		1,705,000	1,408,756
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	623,500
3.9% 10/19/31 (d)		1,045,000	877,800
4.75% 2/20/24 (d)		580,000	580,000
Romanian Republic:
3% 2/27/27 (d)		1,206,000	1,174,343
3% 2/14/31 (d)		1,721,000	1,579,018
3.625% 3/27/32 (d)		1,206,000	1,136,655
4% 2/14/51 (d)		615,000	519,675
4.375% 8/22/23 (d)		550,000	565,125
Rwanda Republic 5.5% 8/9/31 (d)		1,545,000	1,461,280
South African Republic 4.85% 9/30/29		620,000	604,616
State of Qatar:
3.4% 4/16/25 (d)		10,665,000	11,054,273
3.75% 4/16/30 (d)		4,850,000	5,225,875
4% 3/14/29 (d)		1,570,000	1,707,375
4.4% 4/16/50 (d)		30,490,000	35,254,063
4.817% 3/14/49 (d)		1,980,000	2,408,175
5.103% 4/23/48 (d)		1,040,000	1,303,900
9.75% 6/15/30 (d)		722,000	1,084,805
Sultanate of Oman:
4.875% 2/1/25 (d)		485,000	491,063
5.375% 3/8/27 (d)		315,000	318,150
5.625% 1/17/28 (d)		2,590,000	2,628,850
6% 8/1/29 (d)		1,185,000	1,211,663
6.25% 1/25/31 (d)		895,000	924,088
6.75% 1/17/48 (d)		2,004,000	1,908,810
Turkish Republic:
4.25% 3/13/25		2,225,000	2,057,847
4.25% 4/14/26		1,210,000	1,074,102
4.75% 1/26/26		2,780,000	2,529,800
4.875% 10/9/26		1,840,000	1,633,920
4.875% 4/16/43		1,825,000	1,265,866
5.125% 2/17/28		1,395,000	1,214,348
5.75% 3/22/24		705,000	694,998
5.75% 5/11/47		1,008,000	723,744
6% 1/14/41		445,000	340,787
6.125% 10/24/28		945,000	856,879
6.35% 8/10/24		755,000	747,356
6.375% 10/14/25		1,935,000	1,877,918
7.25% 12/23/23		1,605,000	1,634,392
Ukraine Government:
1.258% 5/31/40 (d)(f)		975,000	146,250
6.876% 5/21/29 (d)		455,000	141,050
7.253% 3/15/33 (d)		1,570,000	502,400
7.375% 9/25/32 (d)		780,000	249,600
7.75% 9/1/22 (d)		2,254,000	969,220
7.75% 9/1/23 (d)		2,985,000	1,194,000
7.75% 9/1/24 (d)		3,955,000	1,265,600
7.75% 9/1/26 (d)		575,000	184,000
7.75% 9/1/27 (d)		270,000	86,400
United Kingdom, Great Britain and Northern Ireland 1.25% 10/22/41 (Reg. S)(k)	GBP	4,921,000	6,168,270
United Mexican States:
2.659% 5/24/31		1,235,000	1,131,878
3.25% 4/16/30		1,660,000	1,612,690
3.75% 1/11/28		1,515,000	1,560,450
4.5% 4/22/29		905,000	959,753
5.75% 10/12/2110		2,265,000	2,310,300
6.05% 1/11/40		1,810,000	2,062,495
Uruguay Republic 5.1% 6/18/50		1,810,000	2,155,371
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	431,530
11.95% 8/5/31 (Reg. S) (e)		1,641,700	90,294
12.75% 8/23/22 (Reg. S) (e)		350,400	19,272
Vietnamese Socialist Republic 5.5% 3/12/28		3,672,900	3,644,894
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $513,273,280)			477,750,792

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,375,268)		27,400,000	27,602,539
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (t)		255,224	27,103
Media - 0.0%
Altice U.S.A., Inc. Class A (t)		146,500	1,693,540
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(t)		1	34,600

TOTAL COMMUNICATION SERVICES			1,755,243

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (t)		31,500	2,651,985
CEC Entertainment, Inc. (c)(t)		65,301	1,110,117
			3,762,102
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(t)		518	0

TOTAL CONSUMER DISCRETIONARY			3,762,102

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)(t)		74,805	4,141,205
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.		238,523	9,834,303
California Resources Corp. warrants 10/27/24 (t)		6,440	78,568
Chesapeake Energy Corp.		119,159	9,205,033
Chesapeake Energy Corp. (b)		619	47,818
Denbury, Inc. (t)		27,140	1,971,992
EP Energy Corp. (c)(t)		6,556	583,222
Mesquite Energy, Inc. (c)(t)		113,725	6,528,959
			28,249,895

TOTAL ENERGY			32,391,100

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)		8,987	426,883
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (c)(t)		2,500	72,900
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(t)		83,132	731,562
TNT Crane & Rigging LLC warrants 10/31/25 (c)(t)		3,648	12,038
			743,600

TOTAL INDUSTRIALS			816,500

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(t)		311,584	311,584
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(t)		88,700	2,051,631
TOTAL COMMON STOCKS
(Cost $20,239,543)			41,515,043

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	555,016
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)		5,145	1,414,875
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)		66,700	1,606,803
Arbor Realty Trust, Inc. Series F, 6.25% (f)(t)		40,700	992,266
Dynex Capital, Inc. Series C 6.90% (f)		20,200	500,190
Franklin BSP Realty Trust, Inc. 7.50%		34,000	787,100
MFA Financial, Inc. Series B, 7.50%		24,975	613,386
			4,499,745
TOTAL FINANCIALS			5,914,620
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	45,527
Series C, 6.50%		26,075	592,424
DiamondRock Hospitality Co. 8.25%		12,600	328,093
Digitalbridge Group, Inc.:
Series H, 7.125%		22,855	567,033
Series I, 7.15%		30,500	756,705
iStar Financial, Inc. Series G, 7.65%		36,400	915,092
National Storage Affiliates Trust Series A, 6.00%		12,600	317,520
Public Storage Series F, 5.15%		39,800	994,204
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	763,637
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	450,328
UMH Properties, Inc. Series C, 6.75%		14,184	357,011
			6,087,574

TOTAL NONCONVERTIBLE PREFERRED STOCKS			12,002,194

TOTAL PREFERRED STOCKS
(Cost $11,467,461)			12,557,210
		Principal Amount(a)	Value

Bank Loan Obligations - 6.1%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.049% 7/31/25 (f)(g)(u)		8,794,729	8,590,251
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.9266% 1/31/26 (f)(g)(u)		4,703,877	4,618,643
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.5064% 8/14/26 (f)(g)(u)		2,465,190	2,439,207
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(g)(u)		1,258,098	1,244,888
Cincinnati Bell, Inc. Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 11/23/28 (f)(g)(u)		2,060,000	2,036,825
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(u)		2,030,783	2,002,859
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (f)(g)(u)		1,592,230	1,570,337
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (f)(g)(u)		8,520,613	8,443,416
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 3/1/27 (f)(g)(u)		3,456,727	3,371,553
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 3/15/27 (f)(g)(u)		1,672,576	1,627,099
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8737% 4/30/27 (f)(g)(u)		8,499,865	8,244,869
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(g)(u)		5,417,030	5,193,578
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(g)(u)		3,586,000	3,375,323
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(g)(u)		3,102,421	3,091,749
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 3/9/27 (f)(g)(u)		11,874,224	11,598,623
			67,449,220
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7238% 2/10/27 (f)(g)(u)		9,293,216	9,237,085
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(u)		1,422,000	1,414,890
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(u)		1,440,000	1,434,600
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (f)(g)(u)		547,085	579,910
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(g)(u)		5,252,445	4,053,995
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(g)(u)		734,984	550,231
15.25% 5/23/24 (u)		872,109	1,029,272
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 3/11/28 (f)(g)(u)		3,039,943	3,005,409
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7731% 1/23/25 (f)(g)(u)		1,467,961	1,414,747
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (f)(g)(u)		1,710,662	1,693,555
			24,413,694
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (f)(g)(u)		5,440,050	5,375,477
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9891% 1/31/26 (f)(g)(u)		2,428,568	2,356,925
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (f)(g)(u)		1,859,925	1,855,275
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.96% 2/1/27 (f)(g)(u)		16,457,648	16,200,580
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4411% 1/31/28 (f)(g)(u)		6,820,000	6,673,847
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.1911% 10/15/29 (f)(g)(u)		1,415,000	1,399,676
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6911% 4/15/27 (f)(g)(u)		4,287,500	4,156,560
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4411% 1/15/26 (f)(g)(u)		3,430,428	3,323,948
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 8/24/26 (f)(g)(u)		17,394,917	6,453,514
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (f)(g)(u)		6,050,725	6,030,334
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (f)(g)(u)		4,435,000	4,404,532
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6091% 11/17/24 (f)(g)(u)		1,502,053	1,477,179
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9411% 9/25/28 (f)(g)(u)		1,810,000	1,805,475
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/28/29 (g)(u)(v)		1,505,000	1,489,950
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4411% 7/17/25 (f)(g)(u)		5,250,715	5,085,790
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6063% 9/19/26 (f)(g)(u)		6,570,600	6,531,374
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1237% 8/29/25 (f)(g)(u)		1,922,846	1,907,463
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (f)(g)(u)		2,317,825	2,301,902
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (f)(g)(u)		2,155,388	2,060,184
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (f)(g)(u)		2,786,832	2,772,898
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (f)(g)(u)		3,749,295	3,719,601
1 month U.S. LIBOR + 3.250% 4% 1/31/29 (f)(g)(u)		5,340,000	5,284,090
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6911% 1/31/28 (f)(g)(u)		3,500,000	3,437,000
			96,103,574
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 4/27/27 (f)(g)(u)		1,358,322	1,357,195
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/1/29 (g)(u)(v)		24,830,000	24,449,853
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.96% 4/11/25 (f)(g)(u)		2,214,200	2,180,433
			27,987,481

TOTAL COMMUNICATION SERVICES			215,953,969

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(u)		2,915,350	2,863,428
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 4/30/26 (f)(g)(u)		3,253,413	3,216,812
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (f)(g)(u)		3,648,150	3,610,136
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(u)		1,656,914	1,537,004
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7578% 12/17/28 (f)(g)(u)		3,015,000	2,996,639
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (f)(g)(u)		1,431,875	1,422,997
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (f)(g)(u)		2,957,650	2,899,503
			18,546,519
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 5/23/27 (f)(g)(u)		1,301,717	1,277,310
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (f)(g)(u)		6,987,507	6,871,026
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.25% 2/1/26 (f)(g)(u)		724,906	721,586
			8,869,922
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 6/11/26 (f)(g)(u)		2,554,053	2,524,528
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/12/26 (f)(g)(u)		1,000,000	990,000
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (f)(g)(u)		1,250,549	1,238,044
			4,752,572
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (f)(g)(u)		4,745,000	4,692,615
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(g)(u)		5,849,521	5,823,958
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(u)		637,000	628,643
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(g)(u)		4,776,325	4,653,955
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (f)(g)(u)		1,340,000	1,327,712
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(g)(u)		1,611,340	1,568,365
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(g)(u)		1,940,450	1,938,024
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2686% 8/12/28 (f)(g)(u)		2,175,000	2,157,339
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (f)(g)(u)		3,989,950	3,723,142
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(u)		2,928,771	2,914,128
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(u)		12,535,275	12,455,175
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4738% 7/30/25 (f)(g)(u)		1,082,004	1,045,941
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (f)(g)(u)		2,220,267	2,194,822
			45,123,819
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 2/7/29 (f)(g)(u)		2,630,000	2,597,125
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (f)(g)(u)		1,017,153	1,006,554
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 2/1/26 (f)(g)(u)		1,900,578	1,845,936
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (f)(g)(u)		4,855,513	4,798,849
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 3/11/25 (f)(g)(u)		3,416,809	3,347,038
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 1/15/27 (f)(g)(u)		2,289,288	2,238,740
Aristocrat International Pty Ltd. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.004% 10/19/24 (f)(g)(u)		4,149,689	4,090,057
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(u)		6,475,000	6,426,438
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3697% 9/15/23 (f)(g)(u)		2,428,553	2,422,190
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (f)(g)(u)		818,600	815,186
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 11/19/26 (f)(g)(u)		2,940,000	2,881,935
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 12/22/24 (f)(g)(u)		20,807,391	20,573,308
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 7/20/25 (f)(g)(u)		11,538,938	11,476,396
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (f)(g)(u)		4,220,000	4,167,250
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (f)(g)(u)		4,378,301	4,317,004
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(u)		12,140,000	11,942,725
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(g)(u)		10,275,709	10,172,952
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(g)(u)		794,000	701,404
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(g)(u)		3,554,254	3,365,452
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (f)(g)(u)		2,453,740	2,421,032
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (f)(g)(u)		27,254,368	27,108,830
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (f)(g)(u)		1,115,000	1,101,899
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.105% 11/30/23 (f)(g)(u)		4,830,538	4,791,701
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(g)(u)		8,240,380	8,201,733
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (f)(g)(u)		1,890,500	1,875,149
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (f)(g)(u)		1,371,563	1,362,140
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (f)(g)(u)		7,426,388	7,368,016
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9369% 6/21/26 (f)(g)(u)		2,928,862	2,881,883
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (f)(g)(u)		1,810,463	1,800,288
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (f)(g)(u)		3,641,700	3,611,365
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 8/31/25 (f)(g)(u)		1,807,416	1,770,816
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (f)(g)(u)		1,815,875	1,870,351
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (f)(g)(u)		1,499,381	1,487,206
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 10/12/28 (g)(u)(w)		15,619	15,492
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 5/29/26 (f)(g)(u)		2,297,125	2,271,995
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(g)(u)		1,508,342	1,494,390
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.355% 3/1/26 (f)(g)(u)		2,952,980	2,907,209
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(g)(u)		290,129	283,891
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7179% 5/10/26 (f)(g)(u)		677,668	646,041
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.11% 5/11/24 (f)(g)(u)		563,404	551,961
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 8/14/24 (f)(g)(u)		4,414,732	4,382,196
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/4/29 (g)(u)(v)		3,830,000	3,802,884
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (f)(g)(u)		2,144,625	2,112,005
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 7/16/26 (f)(g)(u)		6,496,663	6,424,290
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(g)(u)		7,291,704	7,186,558
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (f)(g)(u)		3,388,385	3,475,907
3 month U.S. LIBOR + 6.750% 6.9738% 5/30/26 (f)(g)(u)		3,759,275	3,073,207
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 12/30/26 (f)(g)(u)		4,493,565	4,310,093
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7238% 12/30/27 (f)(g)(u)		500,000	481,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(g)(u)		765,313	757,659
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (f)(g)(u)		7,270,000	7,172,800
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 5/30/25 (f)(g)(u)		1,992,653	1,968,163
			220,156,939
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 9/24/28 (f)(g)(u)		2,588,513	2,561,825
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (f)(g)(u)		2,002,000	1,988,927
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (g)(u)(v)		143,000	142,066
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (f)(g)(u)		1,820,000	1,765,400
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (f)(g)(u)		1,344,129	1,315,001
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (g)(u)(w)		177,232	173,392
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(g)(u)		2,201,654	2,135,604
			10,082,215
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(u)		49,550,089	49,252,789
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (f)(g)(u)		3,637,513	3,615,797
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (f)(g)(u)		8,393,750	8,250,637
Red Ventures LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.7086% 11/8/24 (f)(g)(u)		5,248,409	5,173,776
3 month U.S. LIBOR + 3.500% 4.25% 11/8/24 (f)(g)(u)		1,415,700	1,409,797
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 12/17/26 (f)(g)(u)		14,113,539	13,921,454
			81,624,250
Leisure Products - 0.1%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.7086% 1/4/26 (f)(g)(u)		1,255,800	1,253,050
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (f)(g)(u)		2,611,875	2,583,588
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (c)(f)(g)(u)		3,125,000	3,062,500
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7086% 12/21/25 (f)(g)(u)		2,493,574	2,386,550
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.2768% 5/12/28 (f)(g)(u)		3,600,000	3,571,488
			12,857,176
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(g)(u)		4,154,692	4,144,306
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.2922% 11/22/23 (c)(f)(g)(u)		199,603	198,605
			4,342,911
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/6/27 (f)(g)(u)		3,007,275	2,996,930
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 4/8/28 (f)(g)(u)		1,268,625	1,261,330
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (f)(g)(u)		1,795,500	1,740,881
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (c)(f)(g)(u)		900,000	891,000
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(g)(u)		1,492,500	1,434,666
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (f)(g)(u)		1,716,375	1,615,967
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (f)(g)(u)		3,677,164	3,615,130
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(u)		6,861,261	6,365,740
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (f)(g)(u)		2,123,950	2,107,235
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (f)(g)(u)		3,326,663	3,287,674
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (f)(g)(u)		2,771,075	2,729,509
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (f)(g)(u)		1,915,200	1,886,472
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(g)(u)		2,133,875	2,112,536
			32,045,070
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (f)(g)(u)		1,475,128	1,463,445
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (f)(g)(u)		9,205,000	9,089,938
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (f)(g)(u)		2,315,775	2,296,971
			12,850,354

TOTAL CONSUMER DISCRETIONARY			451,251,747

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/20/29 (f)(g)(u)		2,968,727	2,940,910
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.5% 1/20/30 (f)(g)(u)		1,370,000	1,374,288
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/20/29 (f)(g)(u)		171,273	169,668
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (f)(g)(u)		5,517,276	5,376,255
			9,861,121
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.855% 10/1/26 (f)(g)(u)		172,000	155,660
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 10/1/25 (f)(g)(u)		490,820	427,166
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1237% 2/3/24 (f)(g)(u)		2,023,030	2,016,293
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 1/29/27 (f)(g)(u)		3,399,447	3,325,985
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 10/22/25 (f)(g)(u)		1,492,736	1,477,808
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(g)(u)		4,572,733	3,985,914
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (f)(g)(u)		3,924,575	3,783,526
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 9/13/26 (f)(g)(u)		2,932,500	2,865,434
			18,037,786
Food Products - 0.1%
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(g)(u)		2,570,575	2,562,015
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(g)(u)		4,354,875	4,333,101
Del Monte Foods, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/15/29 (g)(u)(v)		5,110,000	5,061,046
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 5/1/26 (f)(g)(u)		7,137,420	7,082,105
			19,038,267
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (f)(g)(u)		3,020,000	2,975,485
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(g)(u)		2,341,350	2,318,920
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(g)(u)		4,220,377	3,892,707
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (f)(g)(u)		1,781,538	1,772,630
			10,959,742
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (f)(g)(u)		3,830,400	3,785,699
Knowlton Development Corp., Inc. term loan 3 month U.S. LIBOR + 3.750% 3.855% 12/21/25 (f)(g)(u)		1,880,460	1,865,417
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1911% 6/15/25 (f)(g)(u)		2,034,005	1,219,386
			6,870,502

TOTAL CONSUMER STAPLES			64,767,418

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 11/3/25 (f)(g)(u)		2,173,264	2,164,658
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1617% 5/21/25 (f)(g)(u)		1,069,049	1,053,281
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(g)(u)		1,891,625	1,906,607
			5,124,546
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(g)(u)		3,444,244	3,429,193
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(u)		3,185,087	3,175,977
BCP Renaissance Parent LLC term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5% 10/31/26 (f)(g)(u)		1,897,587	1,885,727
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (c)(f)(g)(u)		1,791,000	1,782,045
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(u)		1,388,050	1,366,188
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(u)		5,965,750	5,932,939
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(u)		13,795,650	13,709,427
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 3/30/25 (f)(g)(u)		2,207,507	2,149,250
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (f)(g)(u)		7,652,828	7,568,876
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (f)(g)(u)		4,043,403	3,999,046
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (f)(g)(u)		2,955,000	2,434,920
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5% 9/29/28 (f)(g)(u)		3,935,138	3,911,763
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.355% 7/18/25 (f)(g)(u)		5,030,729	4,897,415
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (f)(g)(u)		1,496,250	1,473,342
Limetree Bay Terminals LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(g)(u)		628,363	528,849
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(g)(u)		4,023,162	3,386,014
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(u)		2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(u)		907,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(g)(u)		1,710,625	1,640,370
			63,271,341

TOTAL ENERGY			68,395,887

FINANCIALS - 0.6%
Banks - 0.0%
Novae LLC term loan:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 12/22/28 (g)(u)(w)		437,778	433,400
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 12/22/28 (f)(g)(u)		1,532,222	1,516,900
			1,950,300
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (f)(g)(u)		1,881,619	1,851,043
3 month U.S. LIBOR + 3.500% 3.605% 2/13/27 (f)(g)(u)		1,974,700	1,944,250
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 1/27/27 (f)(g)(u)		1,306,725	1,285,491
Citadel Securities LP term loan 3 month U.S. LIBOR + 2.500% 2.605% 2/27/28 (f)(g)(u)		5,622,513	5,564,263
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/21/28 (f)(g)(u)		1,500,000	1,481,250
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(g)(u)		2,492,851	2,478,617
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.5% 8/3/25 (f)(g)(u)		1,880,972	1,862,163
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (f)(g)(u)		3,402,201	3,374,133
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (f)(g)(u)		1,995,000	1,979,539
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (f)(g)(u)		2,235,757	2,217,602
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/1/28 (f)(g)(u)		1,315,000	1,309,661
			25,348,012
Consumer Finance - 0.0%
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (f)(g)(u)		618,446	574,963
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. term loan 17% 9/16/25 (c)(f)(u)		1,039,787	1,065,781
Agellan Portfolio 9% 8/7/25 (c)(f)(u)		424,000	433,540
Asp Resins Merger Sub, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 2/9/30 (c)(g)(u)(v)		1,320,000	1,283,700
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 6/27/25 (f)(g)(u)		1,891,772	1,866,706
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/30/28 (f)(g)(u)		1,261,833	1,238,438
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 7/3/24 (f)(g)(u)		4,367,043	4,307,477
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (f)(g)(u)		3,197,761	3,173,777
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/1/27 (c)(f)(g)(u)		2,203,350	2,181,317
Lhs Borrower LLC term loan NULL 0% 2/2/29 (f)(u)		3,415,000	3,372,313
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.0992% 1/9/24 (c)(f)(g)(u)		6,800,000	6,800,000
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (f)(g)(u)		1,555,000	1,538,797
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(g)(u)		758,708	752,069
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 2/11/27 (f)(g)(u)		4,198,835	4,170,829
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 4.6151% 1/21/27 (c)(f)(g)(u)		6,800,000	6,800,000
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 11/16/26 (f)(g)(u)		2,915,295	2,867,455
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 12/1/28 (f)(g)(u)		644,516	636,995
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (f)(g)(u)		2,873,402	2,831,508
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(g)(u)		5,457,455	5,457,455
Wh Borrower LLC term loan NULL 6% 2/9/27 (f)(u)		3,690,000	3,597,750
			54,375,907
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(u)		1,875,000	1,855,088
3 month U.S. LIBOR + 3.500% 3.7238% 2/13/27 (f)(g)(u)		10,442,134	10,263,782
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/10/25 (f)(g)(u)		3,320,913	3,281,062
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/9/25 (f)(g)(u)		975,000	962,637
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(u)		6,733,125	6,668,622
AmeriLife Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1063% 3/18/27 (f)(g)(u)		2,044,126	2,023,685
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (f)(g)(u)		730,750	721,616
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (f)(g)(u)		5,595,730	5,502,170
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 3.3336% 11/3/23 (f)(g)(u)		2,299,182	2,281,455
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 11/3/24 (f)(g)(u)		4,660,314	4,593,345
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.4586% 1/31/28 (f)(g)(u)		8,335,000	8,228,729
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.4586% 1/20/29 (f)(g)(u)		3,760,000	3,713,000
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 12/23/26 (f)(g)(u)		14,334,975	14,070,638
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 7/31/27 (f)(g)(u)		3,905,488	3,829,838
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(g)(u)		2,582,563	2,561,955
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.02% 4/25/25 (f)(g)(u)		19,389,950	19,140,595
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (f)(g)(u)		4,310,438	4,274,057
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 12/2/26 (f)(g)(u)		122,502	121,093
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2238% 5/16/24 (f)(g)(u)		8,252,813	8,172,843
			102,266,210
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH + 2.250% 2.75% 12/16/28 (f)(g)(u)		1,320,000	1,310,100

TOTAL FINANCIALS			185,825,492

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (f)(g)(u)		4,029,850	3,986,690
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3% 1/6/29 (f)(g)(u)		2,375,000	2,360,156
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (f)(g)(u)		3,392,950	3,369,640
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.1367% 10/19/27 (f)(g)(u)		3,843,442	3,812,234
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/21/28 (f)(g)(u)		10,245,000	10,137,735
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.113% 6/30/25 (f)(g)(u)		3,712,441	3,690,018
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (f)(g)(u)		2,252,975	2,238,331
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 3/31/27 (f)(g)(u)		3,605,163	3,570,914
			33,165,718
Health Care Providers & Services - 0.3%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (f)(g)(u)		1,300,000	1,290,796
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (f)(g)(u)		1,496,250	1,486,435
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(g)(u)		6,549,915	6,513,104
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 8/12/26 (f)(g)(u)		317,806	314,263
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (f)(g)(u)		2,405,000	2,378,329
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(u)		24,871,256	24,726,257
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(g)(u)		1,105,190	1,097,940
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(g)(u)		139,784	138,867
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 3/15/28 (f)(g)(u)		2,699,600	2,660,240
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (f)(g)(u)		10,236,090	10,111,824
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (f)(g)(u)		1,465,000	1,450,350
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.355% 8/31/26 (f)(g)(u)		2,735,898	2,712,452
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4586% 8/30/27 (f)(g)(u)		810,000	808,315
National Mentor Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (f)(g)(u)		1,152,247	1,127,600
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(u)		7,090,000	7,027,963
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.5071% 6/20/26 (f)(g)(u)		2,885,500	2,853,038
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4002% 7/9/25 (f)(g)(u)		3,610,000	3,544,587
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (f)(g)(u)		1,467,625	1,453,741
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (f)(g)(u)		2,016,517	1,996,352
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (f)(g)(u)		565,000	558,644
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (f)(g)(u)		4,508,700	4,450,673
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 5.75% 12/15/27 (f)(g)(u)		1,841,088	1,828,053
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(g)(u)		8,329,634	7,986,037
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.355% 11/20/26 (f)(g)(u)		3,576,714	3,549,889
			92,065,749
Health Care Technology - 0.1%
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/27/29 (f)(g)(u)		14,750,000	14,598,813
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(u)(w)		2,500,000	2,474,375
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7985% 7/25/26 (f)(g)(u)		2,382,963	2,340,261
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (f)(g)(u)		1,558,245	1,546,558
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (f)(g)(u)		3,017,200	2,997,709
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(g)(u)		1,503,638	1,475,444
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (f)(g)(u)		1,780,538	1,752,352
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.6063% 9/30/26 (f)(g)(u)		921,673	909,000
3 month U.S. LIBOR + 3.500% 3.6063% 9/30/26 (f)(g)(u)		2,788,891	2,753,081
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (g)(u)(w)		168,000	165,690
			31,013,283
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (f)(g)(u)		2,550,328	2,519,367
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8563% 8/1/27 (f)(g)(u)		9,129,319	8,918,249
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(g)(u)		8,706,250	8,667,072
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (f)(g)(u)		8,267,729	8,223,828
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/13/28 (f)(g)(u)		1,990,000	1,975,075
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 11/27/25 (f)(g)(u)		2,175,584	2,142,950
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 6/1/25 (f)(g)(u)		2,749,947	2,720,743
			32,647,917

TOTAL HEALTH CARE			191,412,034

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(g)(u)		1,985,920	1,967,709
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.46% 6/19/26 (f)(g)(u)		310,938	301,998
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 5/30/25 (f)(g)(u)		4,708,968	4,623,406
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 12/9/25 (f)(g)(u)		12,955,293	12,723,652
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 8/22/24 (f)(g)(u)		2,434,771	2,395,766
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(g)(u)		3,196,438	3,069,571
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(g)(u)		319,000	312,320
			25,394,422
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (f)(g)(u)		2,014,963	1,950,605
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (f)(g)(u)		1,083,313	1,048,712
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (f)(g)(u)		1,810,000	1,790,543
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(g)(u)		3,755,000	3,769,081
			8,558,941
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (f)(g)(u)		6,120,000	6,222,020
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(u)		2,750,000	2,730,365
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(g)(u)		5,495,000	5,733,373
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(u)		4,930,000	5,148,153
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (f)(g)(u)		9,403,938	9,341,213
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (f)(g)(u)		2,093,168	2,034,308
			31,209,432
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(u)		6,604,294	6,264,173
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 2.9586% 12/18/28 (f)(g)(u)		845,000	839,415
3 month U.S. LIBOR + 2.500% 2.605% 10/1/26 (f)(g)(u)		2,457,500	2,429,239
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/22/28 (f)(g)(u)		1,425,143	1,412,074
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/14/28 (g)(u)(w)		294,857	292,153
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.2669% 1/24/29 (f)(g)(u)		4,095,000	4,063,264
Hunter Douglas, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/9/29 (g)(u)(v)		12,440,000	12,245,687
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 2/28/27 (f)(g)(u)		2,529,713	2,491,059
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/15/28 (f)(g)(u)		1,415,000	1,400,850
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/22/28 (f)(g)(u)		1,949,561	1,941,198
			33,379,112
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (f)(g)(u)		1,725,000	1,727,156
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(u)(v)		1,110,448	1,099,343
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (g)(u)(v)		7,079,104	7,008,313
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(u)(v)		1,110,448	1,099,343
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (f)(g)(u)		3,936,625	3,818,526
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/16/28 (g)(u)(v)		1,170,000	1,159,763
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(u)		2,255,000	2,225,865
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(g)(u)		4,543,613	4,478,503
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0008% 7/9/28 (f)(g)(u)		2,992,500	2,969,577
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(g)(u)		2,675,882	2,513,991
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(g)(u)		11,588,466	11,050,645
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (f)(g)(u)		2,422,825	2,404,654
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.2086% 10/8/28 (f)(g)(u)		1,010,000	1,006,213
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4738% 5/13/27 (f)(g)(u)		254,500	253,291
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(g)(u)		1,627,988	1,614,426
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (f)(g)(u)		2,874,669	2,847,963
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (f)(g)(u)		215,331	213,331
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 7/12/28 (f)(g)(u)		2,291,223	2,258,756
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.049% 8/1/26 (f)(g)(u)		3,517,144	3,499,558
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/21/28 (f)(g)(u)		623,438	618,138
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 3/29/25 (f)(g)(u)		3,230,613	3,190,908
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 6/16/26 (f)(g)(u)		2,010,008	1,784,887
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (f)(g)(u)		373,160	343,121
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.9586% 3/5/28 (f)(g)(u)		2,173,602	2,140,455
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (f)(g)(u)		1,734,094	1,685,331
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (f)(g)(u)		5,144,150	5,056,545
Maverick Purchaser Sub LLC:
term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 2/7/29 (f)(g)(u)		3,990,000	3,957,601
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6739% 1/23/27 (f)(g)(u)		3,757,775	3,721,776
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (f)(g)(u)		2,880,000	2,865,600
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2086% 9/20/26 (f)(g)(u)		3,035,484	3,017,453
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.2086% 8/4/28 (f)(g)(u)		5,985,000	5,882,776
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (f)(g)(u)		2,348,200	2,260,988
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (f)(g)(u)		2,010,000	1,993,679
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(u)		3,283,898	3,234,639
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/29/25 (f)(g)(u)		1,483,130	1,408,276
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.75% 8/15/25 (f)(g)(u)		2,199,438	2,171,945
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(g)(u)		1,332,331	1,228,076
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.75% 4/1/28 (f)(g)(u)		1,139,275	1,127,882
			100,939,293
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1367% 1/24/27 (f)(g)(u)		1,937,828	1,909,245
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(g)(u)		865,000	916,900
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (f)(g)(u)		2,397,260	2,372,616
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 1/23/27 (f)(g)(u)		4,087,406	4,069,544
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2687% 6/4/28 (f)(g)(u)		8,372,925	8,266,170
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.25% 9/27/24 (f)(g)(u)		1,567,191	1,560,139
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (f)(g)(u)		2,553,600	2,512,896
			21,607,510
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (f)(g)(u)		2,830,136	2,800,419
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (f)(g)(u)		4,248,347	4,136,828
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 12/10/28 (f)(g)(u)		1,360,000	1,354,900
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8569% 3/2/27 (f)(g)(u)		6,082,568	5,877,281
			14,169,428
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (g)(u)(v)		3,095,000	3,046,254
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (f)(g)(u)		1,203,364	1,192,835
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3563% 11/15/26 (f)(g)(u)		223,434	222,317
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6063% 11/15/25 (f)(g)(u)		1,145,204	1,128,507
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 5/18/24 (f)(g)(u)		2,004,850	1,984,802
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (c)(f)(g)(u)		681,397	654,141
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (f)(g)(u)		742,426	736,590
			8,965,446
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(g)(u)		3,058,172	3,022,330
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 2/7/26 (f)(g)(u)		5,608,972	5,570,046
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(u)		1,970,063	1,953,494
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (f)(g)(u)		6,393,975	6,306,058
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (f)(g)(u)		2,070,000	2,047,748
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (f)(g)(u)		3,645,863	3,602,258
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 1/21/29 (f)(g)(u)		1,510,000	1,498,675
			24,000,609
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2238% 12/30/26 (f)(g)(u)		3,684,375	3,628,262
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.605% 4/4/25 (f)(g)(u)		5,047,692	4,995,651
3 month U.S. LIBOR + 3.500% 3.605% 2/25/27 (f)(g)(u)		6,541,656	6,471,726
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8581% 2/23/25 (f)(g)(u)		2,000,000	1,969,260
			17,064,899
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.355% 5/19/28 (f)(g)(u)		1,925,325	1,902,337
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.15% 8/9/25 (f)(g)(u)		1,758,090	1,713,487
			3,615,824
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (f)(g)(u)		3,261,825	3,233,284
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (f)(g)(u)		575,000	572,844
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(g)(u)		2,463,825	2,454,586
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (c)(f)(g)(u)		1,525,000	1,517,375
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(u)		3,063,995	3,018,985
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(u)		1,131,005	1,114,390
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (f)(g)(u)		3,105,000	3,077,831
			14,989,295

TOTAL INDUSTRIALS			303,894,211

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/10/25 (f)(g)(u)		5,837,591	5,021,554
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 4/4/26 (f)(g)(u)		9,090,726	8,857,821
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (f)(g)(u)		10,317,000	10,195,569
			24,074,944
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (f)(g)(u)		600,000	598,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (f)(g)(u)		2,616,937	2,592,076
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(g)(u)		3,431,677	3,397,360
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 8/10/27 (f)(g)(u)		3,201,250	3,150,734
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 2/15/24 (f)(g)(u)		3,105,516	3,062,815
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (g)(u)(v)		5,070,000	5,016,157
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6063% 9/28/24 (f)(g)(u)		2,099,221	2,092,671
			19,910,313
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(u)		4,050,260	4,022,435
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (f)(g)(u)		1,520,000	1,514,300
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (f)(g)(u)		4,776,750	4,692,584
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(g)(u)		8,170,000	8,116,405
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 10/31/26 (f)(g)(u)		3,865,623	3,825,034
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (f)(g)(u)		1,741,250	1,724,934
Condor Merger Sub, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (g)(u)(v)		4,985,000	4,910,225
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (f)(g)(u)		1,932,354	1,911,833
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (f)(g)(u)		12,164,264	10,181,489
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (f)(g)(u)		2,110,463	2,099,910
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9738% 3/26/28 (f)(g)(u)		7,885,375	7,841,059
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(g)(u)		2,477,967	2,468,154
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(g)(u)		16,352,918	16,250,712
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(u)		475,625	468,610
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(u)		758,175	746,992
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (f)(g)(u)		3,520,000	3,480,400
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 5/1/24 (f)(g)(u)		415,323	413,766
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 8/27/25 (f)(g)(u)		5,395,331	5,373,426
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 1/13/29 (f)(g)(u)		4,000,000	3,962,520
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4586% 4/1/28 (f)(g)(u)		1,692,213	1,665,239
			85,670,027
Semiconductors & Semiconductor Equipment - 0.0%
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(g)(u)		1,205,703	1,201,181
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (g)(u)(v)		7,475,000	7,386,272
			8,587,453
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(g)(u)		2,217,357	2,200,727
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.5% 9/19/24 (f)(g)(u)		1,000,000	993,250
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 8/15/25 (f)(g)(u)		9,100,205	9,029,133
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4586% 4/23/26 (f)(g)(u)		2,488,118	2,464,282
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (f)(g)(u)		310,000	308,838
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (f)(g)(u)		7,190,000	7,089,987
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 10/2/25 (f)(g)(u)		2,033,408	2,007,991
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (f)(g)(u)		4,100,000	4,078,229
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 4/30/25 (f)(g)(u)		4,523,204	4,452,552
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(u)		4,660,000	4,615,916
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 11/29/24 (f)(g)(u)		713,683	713,240
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2086% 10/16/26 (f)(g)(u)		8,240,985	8,197,472
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.2086% 2/19/29 (f)(g)(u)		1,590,000	1,583,640
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 8/23/25 (f)(g)(u)		1,401,374	1,390,429
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (f)(g)(u)		3,604,375	3,566,709
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(u)		1,363,000	1,351,224
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(g)(u)		4,088,769	4,025,966
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(g)(u)		1,615,337	1,602,721
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(g)(u)		1,831,163	1,816,293
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(g)(u)		4,207,500	4,198,496
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (f)(g)(u)		194,480	194,966
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(g)(u)		5,468,937	5,439,897
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(g)(u)		1,323,438	1,307,993
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6% 9/29/24 (f)(g)(u)		6,123,218	6,106,930
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(g)(u)		6,683,786	6,630,850
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.4586% 2/23/29 (f)(g)(u)		535,000	531,490
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 9/15/24 (f)(g)(u)		1,219,604	1,202,834
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 12/10/28 (f)(g)(u)		1,190,000	1,181,075
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (f)(g)(u)		175,000	171,938
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/5/25 (f)(g)(u)		1,245,397	1,231,909
NortonLifeLock, Inc. Tranche B 1LN, term loan NULL 0% 1/28/29 (f)(t)(u)		8,995,000	8,878,785
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(u)		9,052,313	8,989,580
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 5/30/26 (f)(g)(u)		3,035,460	2,994,269
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (f)(g)(u)		8,810,000	8,703,223
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(g)(u)		9,495,514	9,194,506
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(u)		4,982,513	4,923,669
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(u)		3,157,088	3,127,506
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 5/31/25 (f)(g)(u)		3,109,926	3,061,069
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/7/27 (f)(g)(u)		5,667,857	5,608,798
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/16/25 (f)(g)(u)		2,570,757	2,525,460
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/16/25 (f)(g)(u)		2,086,938	2,050,167
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 4/16/25 (f)(g)(u)		7,053,800	6,932,122
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 1/31/27 (f)(g)(u)		1,216,644	1,205,135
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 5/4/26 (f)(g)(u)		4,959,748	4,919,673
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (f)(g)(u)		14,995,768	14,883,300
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (f)(g)(u)		5,210,000	5,183,116
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 2/28/27 (f)(g)(u)		4,618,367	4,566,411
			187,433,766
Technology Hardware, Storage & Peripherals - 0.0%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/14/27 (f)(g)(u)		8,000,000	7,880,000
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 6/21/24 (f)(g)(u)		9,573,910	9,274,725
			17,154,725

TOTAL INFORMATION TECHNOLOGY			342,831,228

MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(u)		1,972,102	1,933,488
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.5% 9/22/29 (f)(g)(u)		675,000	658,125
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (g)(u)(w)		287,898	282,261
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (f)(g)(u)		555,000	552,225
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/24/27 (f)(g)(u)		3,316,388	3,291,515
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(u)		615,778	612,699
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(u)		430,827	428,673
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (g)(u)(v)		1,740,000	1,726,950
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(f)(g)(u)		6,339,050	6,212,269
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (f)(g)(u)		3,073,972	2,904,904
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 1/31/26 (f)(g)(u)		1,241,816	1,238,935
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (f)(g)(u)		2,129,300	2,113,990
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(g)(u)		6,885,400	6,803,670
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 1/3/29 (f)(g)(u)		1,505,000	1,495,594
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (c)(f)(g)(u)		1,185,000	1,149,450
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (f)(g)(u)		2,682,289	2,650,718
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (f)(g)(u)		6,585,000	6,489,518
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.375% 10/11/24 (f)(g)(u)		1,981,983	1,958,200
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1872% 10/1/25 (f)(g)(u)		7,395,981	7,297,985
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.96% 4/3/25 (f)(g)(u)		3,998,807	3,916,352
			53,717,521
Construction Materials - 0.0%
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6041% 3/27/28 (f)(g)(u)		4,422,363	4,391,406
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.25% 10/19/27 (f)(g)(u)		3,703,125	3,664,353
			8,055,759
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(g)(u)		4,286,911	4,214,590
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (f)(g)(u)		6,443,850	6,395,521
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (f)(g)(u)		568,513	560,344
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8757% 7/1/26 (f)(g)(u)		3,960,899	3,889,128
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3563% 4/3/24 (f)(g)(u)		608,782	597,842
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 12/21/26 (f)(g)(u)		3,419,100	3,393,457
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (f)(g)(u)		3,974,726	3,953,421
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2144% 6/29/25 (f)(g)(u)		7,919,459	7,873,526
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (f)(g)(u)		3,477,195	3,462,695
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (f)(g)(u)		4,579,597	4,529,359
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (f)(g)(u)		2,039,588	1,907,014
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(g)(u)		2,246,355	2,227,171
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (f)(g)(u)		1,745,625	1,736,897
3 month U.S. LIBOR + 4.000% 4.2086% 7/31/26 (f)(g)(u)		1,520,477	1,510,974
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(g)(u)		991,684	985,486
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5038% 11/18/25 (f)(g)(u)		1,181,090	1,171,346
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 1/30/27 (f)(g)(u)		3,983,456	3,921,474
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 9/24/28 (f)(g)(u)		3,022,425	2,982,952
3 month U.S. LIBOR + 3.250% 3.4586% 2/5/26 (f)(g)(u)		3,108,600	3,056,158
			58,369,355
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5625% 5/26/28 (f)(g)(u)		1,953,588	1,938,330
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/1/28 (f)(g)(u)		2,621,825	2,544,822
			4,483,152
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (f)(g)(u)		2,312,569	2,301,006
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (f)(g)(u)		1,216,942	1,156,095
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (f)(g)(u)		1,574,849	1,551,226
			5,008,327

TOTAL MATERIALS			129,634,114

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8637% 6/28/23 (f)(g)(u)		835,000	832,395
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 8/21/25 (f)(g)(u)		8,532,028	8,450,291
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(u)		3,293,565	2,737,447
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(u)		185,762	154,396
			11,342,134

TOTAL REAL ESTATE			12,174,529

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(g)(u)		12,082,458	11,886,118
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (f)(g)(u)		1,891,455	1,883,019
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(g)(u)		1,816,714	1,725,878
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(u)		7,909,158	7,748,997
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9411% 12/31/25 (f)(g)(u)		5,355,373	5,254,424
			28,498,436
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (c)(f)(g)(u)		1,772,563	1,745,974
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (f)(g)(u)		1,990,000	1,966,618
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(g)(u)		1,750,850	1,720,210
			5,432,802

TOTAL UTILITIES			33,931,238

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,017,547,047)			2,000,071,867

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (f)		8,844,000	9,066,432
KeyBank NA 6.95% 2/1/28		1,259,000	1,521,289
Regions Bank 6.45% 6/26/37		15,683,000	20,509,415
TOTAL BANK NOTES
(Cost $25,775,222)			31,097,136
		Shares	Value

Fixed-Income Funds - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (x)
(Cost $23,419,103)		271,000	22,674,570
		Principal Amount(a)	Value

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		1,630,000	1,553,364
Telefonica Europe BV:
2.625% (Reg. S) (f)(i)	EUR	4,700,000	5,404,004
3.875% (Reg. S) (f)(i)	EUR	3,600,000	4,084,883
			11,042,251
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.875% (Reg. S) (f)(i)	EUR	19,900,000	22,877,304
4.625% (Reg. S) (f)(i)	EUR	7,600,000	9,359,467
			32,236,771
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		4,468,000	4,500,669
Danone SA 1.75% (Reg. S) (f)(i)	EUR	3,700,000	4,208,922
			8,709,591
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(i)	EUR	15,700,000	16,023,881

TOTAL CONSUMER STAPLES			24,733,472

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(i)		1,520,000	310,565
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(i)	EUR	3,600,000	4,244,266
Alfa Bond Issuance PLC 6.95% (Reg. S) (f)(i)		300,000	61,698
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(i)	EUR	3,400,000	3,939,748
Banco Do Brasil SA 6.25% (d)(f)(i)		1,545,000	1,531,138
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		935,000	932,370
6.875% (d)(f)(i)		2,575,000	2,571,298
7.625% (d)(f)(i)		608,000	599,754
Bank of Nova Scotia:
4.65% (f)(i)		4,078,000	3,973,540
4.9% (f)(i)		1,650,000	1,696,397
Barclays Bank PLC 7.625% 11/21/22		5,362,000	5,671,261
Barclays PLC:
5.875% (Reg. S) (f)(i)	GBP	2,950,000	3,981,102
7.125% (f)(i)	GBP	645,000	910,552
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		900,000	865,204
5.35% 11/12/29 (d)(f)		485,000	489,266
BNP Paribas SA 6.625% (Reg. S) (f)(i)		4,470,000	4,753,241
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		1,451,000	1,532,490
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		300,000	320,776
HSBC Holdings PLC 6.375% (f)(i)		5,550,000	5,865,062
Itau Unibanco Holding SA 6.125% (d)(f)(i)		2,015,000	2,013,338
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (f)(g)(i)		595,000	593,123
3 month U.S. LIBOR + 3.470% 3.769% (f)(g)(i)		595,000	593,832
Lloyds Banking Group PLC 5.125% (f)(i)	GBP	435,000	576,028
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		1,210,000	1,210,225
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		635,000	608,727
Societe Generale 7.875% (Reg. S) (f)(i)		1,800,000	1,916,178
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(i)	EUR	2,480,725	3,382,861
Tinkoff Credit Systems 6% (d)(f)(i)		715,000	222,961
			55,056,436
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(i)		15,540,000	16,527,900
UBS Group AG 7% (Reg. S) (f)(i)		940,000	1,000,553
			17,528,453
Insurance - 0.1%
Aviva PLC 6.125% (f)(i)	GBP	4,780,000	6,636,576
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(i)		7,527,000	7,666,165
5.875% (d)(f)(i)		3,175,000	3,330,384
			17,633,125

TOTAL FINANCIALS			90,218,014

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	21,300,000	23,414,169
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		1,510,000	1,591,271
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(i)	GBP	1,540,000	2,016,017
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	5,290,727

TOTAL INDUSTRIALS			8,898,015

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(i)		645,000	619,876
5.65% (d)(f)(i)		695,000	713,170
			1,333,046
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		1,580,000	1,547,822
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(i)	EUR	6,200,000	6,830,356
AT Securities BV 5.25% (Reg. S) (f)(i)		13,000,000	13,401,119
Citycon Oyj 4.496% (Reg. S) (f)(i)	EUR	2,550,000	2,617,335
CPI Property Group SA 3.75% (Reg. S) (f)(i)	EUR	6,840,000	6,517,372
Grand City Properties SA 1.5% (Reg. S) (f)(i)	EUR	10,500,000	10,495,840
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(i)	EUR	11,640,000	12,225,772
3.625% (Reg. S) (f)(i)	EUR	600,000	621,214
MAF Global Securities Ltd. 5.5% (Reg. S) (f)(i)		1,465,000	1,489,119
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(i)	EUR	5,240,000	5,178,267
			59,376,394
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(i)		18,550,000	18,563,836
Enel SpA 2.5% (Reg. S) (f)(i)	EUR	7,585,000	8,683,882
SSE PLC 3.74% (Reg. S) (f)(i)	GBP	3,300,000	4,395,481
			31,643,199
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (f)(i)	EUR	7,100,000	7,368,604

TOTAL UTILITIES			39,011,803

TOTAL PREFERRED SECURITIES
(Cost $316,094,612)			292,122,322
		Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.07% (y)		991,905,338	992,103,719
Fidelity Securities Lending Cash Central Fund 0.07% (y)(z)		23,159,634	23,161,950
TOTAL MONEY MARKET FUNDS
(Cost $1,015,209,714)			1,015,265,669

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 3.75% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2022, paying 5% quarterly.	5/18/22	EUR 59,150,000	$1,125,550
TOTAL PURCHASED SWAPTIONS
(Cost $1,247,397)			1,125,550
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $34,822,891,914)			34,335,810,802
NET OTHER ASSETS (LIABILITIES) - (4.8)%			(1,559,836,856)
NET ASSETS - 100%			$32,775,973,946

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/52	$(7,600,000)	$(7,428,526)
2.5% 3/1/52	(14,300,000)	(14,289,695)
3% 3/1/52	(12,900,000)	(13,111,387)
3.5% 3/1/52	(18,200,000)	(18,779,666)
3.5% 3/1/52	(16,700,000)	(17,231,892)

TOTAL GINNIE MAE		(70,841,166)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(10,350,000)	(10,071,844)
1.5% 3/1/37	(10,350,000)	(10,071,844)
1.5% 3/1/37	(10,350,000)	(10,071,844)
1.5% 3/1/37	(8,300,000)	(8,076,938)
2% 3/1/37	(26,150,000)	(25,949,790)
2% 3/1/52	(19,150,000)	(18,358,793)
2% 3/1/52	(2,550,000)	(2,444,643)
2% 3/1/52	(5,850,000)	(5,608,300)
2% 3/1/52	(36,725,000)	(35,207,659)
2% 3/1/52	(1,800,000)	(1,725,631)
2% 3/1/52	(22,500,000)	(21,570,383)
2.5% 3/1/52	(34,200,000)	(33,735,085)
2.5% 3/1/52	(45,450,000)	(44,832,153)
3% 3/1/52	(6,450,000)	(6,512,993)
3% 3/1/52	(16,050,000)	(16,206,751)
3% 3/1/52	(5,200,000)	(5,250,785)
3% 3/1/52	(4,200,000)	(4,241,019)
3% 3/1/52	(2,050,000)	(2,070,021)
3% 3/1/52	(10,325,000)	(10,425,838)
3% 3/1/52	(10,325,000)	(10,425,838)
3% 3/1/52	(20,650,000)	(20,851,676)
3.5% 3/1/52	(12,500,000)	(12,874,998)
3.5% 3/1/52	(38,000,000)	(39,139,992)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(355,724,818)

TOTAL TBA SALE COMMITMENTS
(Proceeds $425,593,496)		$(426,565,984)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	59	March 2022	$5,764,847	$(211,988)	$(211,988)
Eurex Euro-Bund Contracts (Germany)	59	March 2022	11,050,322	(429,370)	(429,370)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	90	March 2022	19,958,474	(1,793,226)	(1,793,226)
TME 10 Year Canadian Note Contracts (Canada)	304	June 2022	32,779,235	100,279	100,279
TOTAL BOND INDEX CONTRACTS					(2,334,305)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	180	June 2022	22,938,750	159,098	159,098
CBOT 2-Year U.S. Treasury Note Contracts (United States)	522	June 2022	112,348,266	328,698	328,698
CBOT 5-Year U.S. Treasury Note Contracts (United States)	573	June 2022	67,775,156	415,804	415,804
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	355	June 2022	50,171,484	493,281	493,281
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	295	June 2022	54,851,563	561,426	561,426
TOTAL TREASURY CONTRACTS					1,958,307

TOTAL PURCHASED					(375,998)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	101	March 2022	14,932,651	253,090	253,090
ICE Long Gilt Contracts (United Kingdom)	140	June 2022	23,115,655	7,321	7,321
TOTAL BOND INDEX CONTRACTS					260,411
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	462	June 2022	54,645,938	(326,429)	(326,429)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	832	June 2022	130,364,000	(1,714,477)	(1,714,477)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	22	June 2022	4,090,625	(41,814)	(41,814)
TOTAL TREASURY CONTRACTS					(2,082,720)

TOTAL SOLD					(1,822,309)

TOTAL FUTURES CONTRACTS					$(2,198,307)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	159,000	USD	178,606	BNP Paribas SA	3/1/22	$(327)
USD	47,080	CAD	60,000	JPMorgan Chase Bank, N.A.	3/1/22	(257)
USD	39,416	CAD	50,000	JPMorgan Chase Bank, N.A.	3/2/22	(32)
USD	67,090	GBP	50,000	Goldman Sachs Bank USA	3/2/22	15
CAD	978,000	USD	771,122	JPMorgan Chase Bank, N.A.	5/12/22	601
EUR	1,135,000	USD	1,281,438	BNP Paribas SA	5/12/22	(5,292)
EUR	8,719,000	USD	9,820,646	BNP Paribas SA	5/12/22	(17,375)
EUR	492,000	USD	560,654	Citibank NA	5/12/22	(7,470)
GBP	326,000	USD	441,662	BNP Paribas SA	5/12/22	(4,304)
GBP	1,214,000	USD	1,629,067	Goldman Sachs Bank USA	5/12/22	(379)
USD	377,799	AUD	528,000	HSBC Bank USA	5/12/22	(6,091)
USD	202,422	CAD	258,000	JPMorgan Chase Bank, N.A.	5/12/22	(1,162)
USD	959,891	CAD	1,224,000	Royal Bank Of Canada	5/12/22	(5,947)
USD	472,602	EUR	415,000	BNP Paribas SA	5/12/22	5,994
USD	435,631,720	EUR	382,524,000	JPMorgan Chase Bank, N.A.	5/12/22	5,538,092
USD	386,754	EUR	341,000	JPMorgan Chase Bank, N.A.	5/12/22	3,348
USD	3,882,386	EUR	3,476,000	JPMorgan Chase Bank, N.A.	5/12/22	(25,880)
USD	469,965	GBP	346,000	Bank Of America NA	5/12/22	5,776
USD	187,010,278	GBP	138,220,000	Goldman Sachs Bank USA	5/12/22	1,576,038
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$7,055,348
					Unrealized Appreciation	7,129,864
					Unrealized Depreciation	(74,516)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Barclays PLC	Jun. 2027	BNP Paribas SA	(1%)	Quarterly	EUR 6,600,000	$(81,898)	$138,796	$56,898
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	74,000,000	112,539	(981)	111,558
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,920,000	10,120	11,134	21,254
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	53,077	45,581	98,658
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,200,000	27,408	4,922	32,330
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	11,480,000	60,509	(14,308)	46,201
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	3,390,000	17,868	17,675	35,543
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,960,000	26,936	(27,143)	(207)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	11,332	11,696	23,028
Daimler AG	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 8,300,000	(163,634)	210,196	46,562
Intesa Sanpaolo SpA	Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 8,300,000	(65,227)	205,434	140,207
Shell International Finance BV	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 8,200,000	(263,310)	288,259	24,949

TOTAL CREDIT DEFAULT SWAPS						$(254,280)	$891,261	$636,981

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2024	$9,002,000	$(102,454)	$0	$(102,454)
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	21,699,000	(417,868)	0	(417,868)
1.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2032	6,139,000	(187,784)	0	(187,784)

TOTAL INTEREST RATE SWAPS							$(708,106)	$0	$(708,106)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,399,020 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,888,204,818 or 21.0% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,086,436.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,184,965.

 (l) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $598,232.

 (m) A portion of the security sold on a delayed delivery basis.

 (n) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $884,339.

 (o) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (p) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (r) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (s) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (t) Non-income producing

 (u) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (v) The coupon rate will be determined upon settlement of the loan after period end.

 (w) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,881,384 and $3,825,724, respectively.

 (x) Security or a portion of the security is on loan at period end.

 (y) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (z) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$5,862
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$894,620
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$1,544,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$2,352,819,415	$4,506,169,481	$5,866,885,177	$612,137	$--	$--	$992,103,719	1.8%
Fidelity Securities Lending Cash Central Fund 0.07%	411,194,230	3,510,792,821	3,898,825,101	277,969	--	--	23,161,950	0.1%
Total	$2,764,013,645	$8,016,962,302	$9,765,710,278	$890,106	$--	$--	$1,015,265,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,755,243	$1,693,540	$27,103	$34,600
Consumer Discretionary	3,762,102	2,651,985	--	1,110,117
Energy	32,391,100	21,137,714	--	11,253,386
Financials	6,341,503	4,499,745	--	1,841,758
Industrials	816,500	--	--	816,500
Information Technology	311,584	--	--	311,584
Real Estate	6,642,590	6,087,574	555,016	--
Utilities	2,051,631	--	--	2,051,631
Corporate Bonds	11,261,445,222	--	11,246,486,043	14,959,179
U.S. Government and Government Agency Obligations	11,250,458,140	--	11,250,458,140	--
U.S. Government Agency - Mortgage Securities	4,231,818,181	--	4,231,818,181	--
Asset-Backed Securities	1,838,486,159	--	1,838,474,397	11,762
Collateralized Mortgage Obligations	311,295,342	--	311,294,694	648
Commercial Mortgage Securities	1,336,852,509	--	1,329,595,906	7,256,603
Municipal Securities	183,672,551	--	183,672,551	--
Foreign Government and Government Agency Obligations	477,750,792	--	477,750,792	--
Supranational Obligations	27,602,539	--	27,602,539	--
Bank Loan Obligations	2,000,071,867	--	1,954,309,975	45,761,892
Bank Notes	31,097,136	--	31,097,136	--
Fixed-Income Funds	22,674,570	22,674,570	--	--
Preferred Securities	292,122,322	--	292,122,322	--
Money Market Funds	1,015,265,669	1,015,265,669	--	--
Purchased Swaptions	1,125,550	--	1,125,550	--
Total Investments in Securities:	$34,335,810,802	$1,074,010,797	$33,176,390,345	$85,409,660
Derivative Instruments:
Assets
Futures Contracts	$2,318,997	$2,318,997	$--	$--
Forward Foreign Currency Contracts	7,129,864	--	7,129,864	--
Swaps	319,789	--	319,789	--
Total Assets	$9,768,650	$2,318,997	$7,449,653	$--
Liabilities
Futures Contracts	$(4,517,304)	$(4,517,304)	$--	$--
Forward Foreign Currency Contracts	(74,516)	--	(74,516)	--
Swaps	(1,282,175)	--	(1,282,175)	--
Total Liabilities	$(5,873,995)	$(4,517,304)	$(1,356,691)	$--
Total Derivative Instruments:	$3,894,655	$(2,198,307)	$6,092,962	$--
Other Financial Instruments:
Futures Contracts	$(426,565,984)	$--	$(426,565,984)	$--
Total Other Financial Instruments:	$(426,565,984)	$--	$(426,565,984)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$1,125,550	$--
Swaps(b)	319,789	(574,069)
Total Credit Risk	1,445,339	(574,069)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	7,129,864	(74,516)
Total Foreign Exchange Risk	7,129,864	(74,516)
Interest Rate Risk
Futures Contracts(d)	2,318,997	(4,517,304)
Swaps(e)	--	(708,106)
Total Interest Rate Risk	2,318,997	(5,225,410)
Total Value of Derivatives	$10,894,200	$(5,873,995)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.9%
Cayman Islands	4.8%
United Kingdom	2.5%
Mexico	1.5%
Luxembourg	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,666,203) — See accompanying schedule: Unaffiliated issuers (cost $33,807,682,200)	$33,320,545,133
Fidelity Central Funds (cost $1,015,209,714)	1,015,265,669
Total Investment in Securities (cost $34,822,891,914)		$34,335,810,802
Segregated cash with brokers for derivative instruments		7,520
Foreign currency held at value (cost $1,985,603)		1,987,468
Receivable for investments sold
Regular delivery		59,929,242
Delayed delivery		32,508,273
Receivable for TBA sale commitments		425,593,496
Unrealized appreciation on forward foreign currency contracts		7,129,864
Receivable for fund shares sold		30,781,222
Dividends receivable		37,885
Interest receivable		191,984,342
Distributions receivable from Fidelity Central Funds		112,059
Receivable for daily variation margin on centrally cleared OTC swaps		254,764
Bi-lateral OTC swaps, at value		319,789
Receivable from investment adviser for expense reductions		468,381
Other receivables		391,347
Total assets		35,087,316,454
Liabilities
Payable to custodian bank	$1,391,484
Payable for investments purchased
Regular delivery	264,028,234
Delayed delivery	1,496,974,567
TBA sale commitments, at value	426,565,984
Unrealized depreciation on forward foreign currency contracts	74,516
Payable for swaps	27,143
Payable for fund shares redeemed	78,233,982
Distributions payable	6,690,326
Bi-lateral OTC swaps, at value	574,069
Accrued management fee	8,143,960
Distribution and service plan fees payable	372,882
Payable for daily variation margin on futures contracts	439,833
Other affiliated payables	4,281,759
Other payables and accrued expenses	381,819
Collateral on securities loaned	23,161,950
Total liabilities		2,311,342,508
Net Assets		$32,775,973,946
Net Assets consist of:
Paid in capital		$33,172,577,395
Total accumulated earnings (loss)		(396,603,449)
Net Assets		$32,775,973,946
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($845,485,665 ÷ 79,109,645 shares)(a)		$10.69
Maximum offering price per share (100/96.00 of $10.69)		$11.14
Class M:
Net Asset Value and redemption price per share ($351,158,406 ÷ 32,917,936 shares)(a)		$10.67
Maximum offering price per share (100/96.00 of $10.67)		$11.11
Class C:
Net Asset Value and offering price per share ($143,891,899 ÷ 13,459,843 shares)(a)		$10.69
Total Bond:
Net Asset Value, offering price and redemption price per share ($15,205,981,982 ÷ 1,423,467,334 shares)		$10.68
Class I:
Net Asset Value, offering price and redemption price per share ($8,062,134,016 ÷ 755,904,400 shares)		$10.67
Class Z:
Net Asset Value, offering price and redemption price per share ($8,167,321,978 ÷ 765,700,897 shares)		$10.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$7,413,811
Interest		440,268,830
Income from Fidelity Central Funds (including $277,969 from security lending)		890,106
Total income		448,572,747
Expenses
Management fee	$50,304,289
Transfer agent fees	17,280,509
Distribution and service plan fees	2,358,100
Fund wide operations fee	9,022,814
Independent trustees' fees and expenses	57,473
Legal	50,727
Miscellaneous	792
Total expenses before reductions	79,074,704
Expense reductions	(1,783,123)
Total expenses after reductions		77,291,581
Net investment income (loss)		371,281,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	175,425,168
Forward foreign currency contracts	27,491,274
Foreign currency transactions	(525,141)
Futures contracts	2,818,375
Swaps	(933,599)
Total net realized gain (loss)		204,276,077
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,854,420,189)
Forward foreign currency contracts	2,699,781
Assets and liabilities in foreign currencies	(94,034)
Futures contracts	(1,811,581)
Swaps	747,683
TBA sale commitments	218,327
Total change in net unrealized appreciation (depreciation)		(1,852,660,013)
Net gain (loss)		(1,648,383,936)
Net increase (decrease) in net assets resulting from operations		$(1,277,102,770)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$371,281,166	$749,373,128
Net realized gain (loss)	204,276,077	(81,642,153)
Change in net unrealized appreciation (depreciation)	(1,852,660,013)	88,549,830
Net increase (decrease) in net assets resulting from operations	(1,277,102,770)	756,280,805
Distributions to shareholders	(409,958,229)	(1,559,103,812)
Share transactions - net increase (decrease)	311,226,363	4,064,508,405
Total increase (decrease) in net assets	(1,375,834,636)	3,261,685,398
Net Assets
Beginning of period	34,151,808,582	30,890,123,184
End of period	$32,775,973,946	$34,151,808,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$11.52	$11.00	$10.38	$10.77	$10.87
Income from Investment Operations
Net investment income (loss)A,B	.104	.224	.269	.300	.273	.272
Net realized and unrealized gain (loss)	(.527)	.006	.521	.646	(.375)	(.086)
Total from investment operations	(.423)	.230	.790	.946	(.102)	.186
Distributions from net investment income	(.112)	(.214)	(.260)	(.326)	(.263)	(.258)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)	(.028)
Total distributions	(.117)	(.520)	(.270)	(.326)	(.288)	(.286)
Net asset value, end of period	$10.69	$11.23	$11.52	$11.00	$10.38	$10.77
Total ReturnC,D,E	(3.79)%	2.09%	7.30%	9.32%	(.95)%	1.77%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.91%H	2.01%	2.42%	2.87%	2.60%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$845,486	$900,239	$803,222	$614,156	$475,569	$521,557
Portfolio turnover rateI	122%H	195%	222%	170%J	109%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.50	$10.98	$10.36	$10.75	$10.85
Income from Investment Operations
Net investment income (loss)A,B	.104	.224	.268	.300	.272	.267
Net realized and unrealized gain (loss)	(.527)	.006	.522	.646	(.375)	(.083)
Total from investment operations	(.423)	.230	.790	.946	(.103)	.184
Distributions from net investment income	(.112)	(.214)	(.260)	(.326)	(.262)	(.256)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)	(.028)
Total distributions	(.117)	(.520)	(.270)	(.326)	(.287)	(.284)
Net asset value, end of period	$10.67	$11.21	$11.50	$10.98	$10.36	$10.75
Total ReturnC,D,E	(3.80)%	2.09%	7.31%	9.33%	(.96)%	1.76%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%H	.75%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.75%H	.75%	.75%	.75%	.76%	.76%
Net investment income (loss)	1.91%H	2.01%	2.42%	2.86%	2.60%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$351,158	$373,315	$369,850	$343,191	$307,837	$287,111
Portfolio turnover rateI	122%H	195%	222%	170%J	109%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.53	$11.01	$10.39	$10.77	$10.87
Income from Investment Operations
Net investment income (loss)A,B	.062	.139	.184	.220	.193	.188
Net realized and unrealized gain (loss)	(.537)	.006	.521	.646	(.365)	(.084)
Total from investment operations	(.475)	.145	.705	.866	(.172)	.104
Distributions from net investment income	(.070)	(.129)	(.175)	(.246)	(.183)	(.176)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)	(.028)
Total distributions	(.075)	(.435)	(.185)	(.246)	(.208)	(.204)
Net asset value, end of period	$10.69	$11.24	$11.53	$11.01	$10.39	$10.77
Total ReturnC,D,E	(4.25)%	1.31%	6.49%	8.49%	(1.60)%	.99%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.52%H	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.52%H	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.52%H	1.51%	1.51%	1.52%	1.52%	1.52%
Net investment income (loss)	1.14%H	1.24%	1.66%	2.10%	1.84%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$143,892	$171,689	$205,949	$153,944	$168,366	$190,273
Portfolio turnover rateI	122%H	195%	222%	170%J	109%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$11.52	$11.00	$10.38	$10.76	$10.86
Income from Investment Operations
Net investment income (loss)A,B	.121	.258	.301	.333	.305	.302
Net realized and unrealized gain (loss)	(.538)	.005	.522	.645	(.365)	(.085)
Total from investment operations	(.417)	.263	.823	.978	(.060)	.217
Distributions from net investment income	(.128)	(.247)	(.293)	(.358)	(.295)	(.289)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)	(.028)
Total distributions	(.133)	(.553)	(.303)	(.358)	(.320)	(.317)
Net asset value, end of period	$10.68	$11.23	$11.52	$11.00	$10.38	$10.76
Total ReturnC,D	(3.74)%	2.39%	7.62%	9.65%	(.55)%	2.07%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.21%G	2.30%	2.72%	3.17%	2.90%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$15,205,982	$16,260,424	$16,158,697	$14,074,694	$23,868,572	$23,732,156
Portfolio turnover rateH	122%G	195%	222%	170%I	109%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.50	$10.98	$10.36	$10.75	$10.85
Income from Investment Operations
Net investment income (loss)A,B	.118	.252	.296	.326	.299	.295
Net realized and unrealized gain (loss)	(.528)	.006	.521	.646	(.374)	(.083)
Total from investment operations	(.410)	.258	.817	.972	(.075)	.212
Distributions from net investment income	(.125)	(.242)	(.287)	(.352)	(.290)	(.284)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)	(.028)
Total distributions	(.130)	(.548)	(.297)	(.352)	(.315)	(.312)
Net asset value, end of period	$10.67	$11.21	$11.50	$10.98	$10.36	$10.75
Total ReturnC,D	(3.68)%	2.34%	7.58%	9.61%	(.70)%	2.02%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.16%G	2.25%	2.67%	3.12%	2.85%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$8,062,134	$8,422,197	$7,629,091	$6,348,237	$4,959,911	$4,481,725
Portfolio turnover rateH	122%G	195%	222%	170%I	109%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.50	$10.98	$10.36	$10.75	$10.85
Income from Investment Operations
Net investment income (loss)A,B	.126	.267	.311	.340	.312	.310
Net realized and unrealized gain (loss)	(.528)	.006	.522	.647	(.373)	(.083)
Total from investment operations	(.402)	.273	.833	.987	(.061)	.227
Distributions from net investment income	(.133)	(.257)	(.303)	(.367)	(.304)	(.299)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)	(.028)
Total distributions	(.138)	(.563)	(.313)	(.367)	(.329)	(.327)
Net asset value, end of period	$10.67	$11.21	$11.50	$10.98	$10.36	$10.75
Total ReturnC,D	(3.61)%	2.48%	7.73%	9.76%	(.56)%	2.16%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.36%	.36%
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	2.30%G	2.39%	2.81%	3.26%	2.99%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$8,167,322	$8,023,946	$5,723,315	$3,774,546	$2,490,230	$1,473,993
Portfolio turnover rateH	122%G	195%	222%	170%I	109%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$356,978

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$589,918,027
Gross unrealized depreciation	(1,025,243,987)
Net unrealized appreciation (depreciation)	$(435,325,960)
Tax cost	$34,774,950,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(89,136,604)
Total capital loss carryforward	$(89,136,604)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(736,674)	$1,383,520
Swaps	(409,860)	1,760,717
Total Credit Risk	(1,146,534)	3,144,237
Foreign Exchange Risk
Forward Foreign Currency Contracts	27,491,274	2,699,781
Total Foreign Exchange Risk	27,491,274	–
Interest Rate Risk
Futures Contracts	2,818,375	(1,811,581)
Swaps	(526,739)	(1,013,034)
Total Interest Rate Risk	2,291,636	(2,824,615)
Totals	$28,636,376	$3,019,403

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	11,534,291,454	11,420,843,866

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,103,583	$64,949
Class M	-%	.25%	459,378	3,289
Class C	.75%	.25%	795,139	114,992
			$2,358,100	$183,230

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$50,821
Class M	7,548
Class C(a)	952
$59,321

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$646,095.15
Class M	268,720.15
Class C	128,605.16
Total Bond	7,984,627.10
Class I	6,190,923.15
Class Z	2,061,539.05
	$17,280,509

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.05%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$185

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Bond Fund	7,495	–	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond Fund	$29,752	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$1,779,964

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,159.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$9,375,055	$38,691,421
Class M	3,910,471	17,400,085
Class C	1,074,234	8,023,101
Total Bond	193,373,848	802,122,412
Class I	98,537,079	384,229,224
Class Z	103,687,542	308,637,569
Total	$409,958,229	$1,559,103,812

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Total Bond Fund
Class A
Shares sold	9,413,027	30,648,384	$103,849,090	$343,524,412
Reinvestment of distributions	828,717	3,376,953	9,119,355	37,777,873
Shares redeemed	(11,269,077)	(23,585,502)	(123,864,118)	(263,517,061)
Net increase (decrease)	(1,027,333)	10,439,835	$(10,895,673)	$117,785,224
Class M
Shares sold	5,406,037	12,828,125	$59,379,205	$143,664,293
Reinvestment of distributions	354,332	1,551,772	3,892,019	17,328,514
Shares redeemed	(6,135,629)	(13,237,420)	(67,078,383)	(147,741,647)
Net increase (decrease)	(375,260)	1,142,477	$(3,807,159)	$13,251,160
Class C
Shares sold	885,783	5,121,794	$9,773,140	$57,670,060
Reinvestment of distributions	95,013	694,559	1,046,632	7,775,895
Shares redeemed	(2,800,016)	(8,403,114)	(30,817,995)	(93,930,394)
Net increase (decrease)	(1,819,220)	(2,586,761)	$(19,998,223)	$(28,484,439)
Total Bond
Shares sold	192,675,197	451,924,550	$2,114,054,213	$5,065,079,623
Reinvestment of distributions	15,689,473	65,931,531	172,546,582	737,445,426
Shares redeemed	(233,053,974)	(472,458,240)	(2,546,530,581)	(5,276,957,150)
Net increase (decrease)	(24,689,304)	45,397,841	$(259,929,786)	$525,567,899
Class I
Shares sold	108,841,139	264,054,948	$1,194,296,712	$2,953,374,208
Reinvestment of distributions	8,567,379	32,616,071	94,047,066	364,148,469
Shares redeemed	(112,766,468)	(208,717,411)	(1,234,727,929)	(2,326,594,104)
Net increase (decrease)	4,642,050	87,953,608	$53,615,849	$990,928,573
Class Z
Shares sold	141,981,153	336,155,354	$1,561,553,077	$3,760,025,609
Reinvestment of distributions	7,397,582	21,266,104	81,202,531	237,422,475
Shares redeemed	(99,355,071)	(139,318,942)	(1,090,514,253)	(1,551,988,096)
Net increase (decrease)	50,023,664	218,102,516	$552,241,355	$2,445,459,988

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Total Bond Fund
Class A	.75%
Actual		$1,000.00	$962.10	$3.65
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class M	.75%
Actual		$1,000.00	$962.00	$3.65
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.52%
Actual		$1,000.00	$957.50	$7.38
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Total Bond	.45%
Actual		$1,000.00	$962.60	$2.19
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$963.20	$2.43
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$963.90	$1.75
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and above the ASPG competitive median for 2020. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board also noted that, when compared to a subset of the ASPG that Fidelity believes is most comparable, the total expense ratio for the fund ranks below median.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2021.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TBD-SANN-0422
1.783111.119

Fidelity® Series Government Bond Index Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2022

% of fund's investments
0.01 - 0.99%	41.3
1 - 1.99%	22.9
2 - 2.99%	20.4
3 - 3.99%	9.5
4 - 4.99%	0.4
5 - 5.99%	1.2
6 - 6.99%	0.3
7 - 7.99%	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2022
U.S. Treasury Obligations	96.0%
U.S. Government Agency Obligations	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.8%
Fannie Mae:
0.25% 7/10/23	$1,490,000	$1,469,361
0.25% 11/27/23	3,952,000	3,871,108
0.5% 6/17/25	3,135,000	3,009,252
0.625% 4/22/25	814,000	787,520
0.875% 8/5/30	727,000	658,851
1.625% 1/7/25	15,000	14,979
1.875% 9/24/26	674,000	676,872
2% 10/5/22	5,000	5,034
2.125% 4/24/26	221,000	223,946
2.5% 2/5/24	690,000	703,203
2.625% 9/6/24	3,319,000	3,402,548
5.625% 7/15/37	163,000	227,251
6.25% 5/15/29	71,000	91,282
7.125% 1/15/30	6,000	8,236
7.25% 5/15/30	866,000	1,214,533
Freddie Mac:
0.375% 4/20/23	5,430,000	5,381,002
2.75% 6/19/23	11,000	11,211
6.25% 7/15/32	585,000	807,897
6.75% 9/15/29	185,000	248,944
6.75% 3/15/31	173,000	238,481
		23,051,511
U.S. Treasury Obligations - 96.0%
U.S. Treasury Bonds:
1.125% 5/15/40	301,000	250,324
1.125% 8/15/40	2,654,000	2,198,880
1.25% 5/15/50	2,001,000	1,596,266
1.375% 11/15/40	12,447,000	10,762,765
1.375% 8/15/50	1,935,000	1,592,974
1.625% 11/15/50	8,594,000	7,529,821
1.75% 8/15/41	2,948,000	2,702,026
1.875% 2/15/41	6,716,000	6,313,565
1.875% 2/15/51	3,943,000	3,670,687
1.875% 11/15/51	2,789,000	2,602,050
2% 11/15/41	2,161,000	2,068,820
2% 2/15/50	2,463,000	2,358,611
2% 8/15/51	2,671,000	2,562,073
2.25% 5/15/41	4,860,000	4,844,623
2.25% 8/15/46	650,000	643,170
2.25% 8/15/49	1,094,000	1,103,102
2.25% 2/15/52	2,290,000	2,332,938
2.375% 11/15/49	19,000	19,701
2.375% 5/15/51	7,199,000	7,506,364
2.5% 2/15/45	160,000	165,181
2.75% 8/15/42	688,000	740,863
2.75% 11/15/42	550,000	591,895
2.75% 8/15/47	641,000	701,645
2.875% 5/15/43	2,299,000	2,520,458
2.875% 8/15/45	66,000	72,806
2.875% 11/15/46	2,801,000	3,108,454
2.875% 5/15/49	1,675,000	1,903,022
3% 5/15/42	938,000	1,050,633
3% 11/15/44	135,000	151,501
3% 5/15/45	303,000	340,591
3% 11/15/45	732,000	825,587
3% 2/15/47	8,375,000	9,512,168
3% 5/15/47	808,000	920,142
3% 2/15/48	636,000	731,673
3% 8/15/48	519,000	598,837
3% 2/15/49	420,000	487,413
3.125% 11/15/41	800,000	911,156
3.125% 2/15/43	137,000	155,982
3.125% 8/15/44	233,000	266,439
3.125% 5/15/48	5,111,000	6,023,992
3.375% 5/15/44	1,939,000	2,301,805
3.375% 11/15/48	9,240,000	11,409,234
3.625% 8/15/43	81,000	99,301
3.625% 2/15/44	600,000	737,109
3.75% 8/15/41	275,000	340,785
3.75% 11/15/43	6,095,000	7,615,179
3.875% 8/15/40	1,136,000	1,426,568
4.25% 11/15/40	92,000	120,869
4.375% 11/15/39	923,000	1,232,421
4.5% 2/15/36	861,000	1,139,345
4.625% 2/15/40	189,000	259,498
4.75% 2/15/41	12,000	16,752
5% 5/15/37	1,801,000	2,521,470
5.25% 11/15/28	5,000	6,088
5.25% 2/15/29	3,824,000	4,682,906
5.5% 8/15/28	147,000	179,926
6.125% 8/15/29	443,000	577,129
U.S. Treasury Notes:
0.125% 10/31/22	11,061,000	11,010,880
0.125% 11/30/22	9,004,000	8,950,187
0.125% 12/31/22	1,901,000	1,887,188
0.125% 2/28/23	13,081,000	12,956,322
0.125% 9/15/23	2,365,000	2,321,303
0.125% 12/15/23	4,274,000	4,175,832
0.125% 1/15/24	8,513,000	8,303,833
0.125% 2/15/24	175,000	170,468
0.25% 4/15/23	872,000	862,973
0.25% 5/15/24	17,808,000	17,313,411
0.25% 6/15/24	20,005,000	19,420,479
0.25% 5/31/25	1,615,000	1,542,073
0.25% 6/30/25	4,121,000	3,928,633
0.25% 7/31/25	615,000	585,643
0.25% 8/31/25	380,000	361,163
0.25% 9/30/25	448,000	425,215
0.25% 10/31/25	2,642,000	2,504,224
0.375% 7/15/24 (a)	1,856,000	1,805,178
0.375% 8/15/24 (a)	23,520,000	22,843,799
0.375% 9/15/24	5,316,000	5,155,066
0.375% 4/30/25	9,808,000	9,417,596
0.375% 11/30/25	400,000	380,469
0.375% 12/31/25	10,554,000	10,029,598
0.375% 7/31/27	16,902,000	15,691,790
0.375% 9/30/27	1,530,000	1,415,967
0.5% 3/15/23	95,000	94,395
0.5% 3/31/25	982,000	948,052
0.5% 2/28/26	8,512,000	8,106,018
0.5% 4/30/27	2,917,000	2,737,194
0.5% 5/31/27	3,735,000	3,498,936
0.5% 6/30/27	2,645,000	2,475,141
0.5% 8/31/27	3,933,000	3,669,673
0.5% 10/31/27	6,010,000	5,593,761
0.625% 10/15/24	1,030,000	1,004,330
0.625% 7/31/26	2,820,000	2,685,389
0.625% 3/31/27	1,366,000	1,291,510
0.625% 11/30/27	328,000	307,026
0.625% 12/31/27	2,957,000	2,765,835
0.625% 5/15/30	1,227,000	1,115,036
0.625% 8/15/30	9,798,000	8,879,055
0.75% 3/31/26	11,884,000	11,422,102
0.75% 4/30/26	5,776,000	5,545,411
0.75% 8/31/26	6,342,000	6,068,997
0.75% 1/31/28	2,797,000	2,631,911
0.875% 6/30/26	5,006,000	4,824,337
0.875% 9/30/26	4,216,000	4,053,124
0.875% 11/15/30	3,199,000	2,955,201
1% 7/31/28	1,400,000	1,330,273
1.125% 2/28/25	8,407,000	8,280,895
1.125% 2/28/27	478,000	463,753
1.125% 8/31/28	2,498,000	2,390,664
1.125% 2/15/31 (a)	9,389,000	8,845,832
1.25% 7/31/23	624,000	623,708
1.25% 8/31/24	1,913,000	1,897,606
1.25% 3/31/28	520,000	503,384
1.25% 4/30/28	783,000	757,614
1.25% 6/30/28	5,550,000	5,360,520
1.25% 9/30/28	800,000	771,188
1.25% 8/15/31	3,974,000	3,773,437
1.375% 2/15/23	687,000	688,905
1.375% 1/31/25	66,000	65,526
1.375% 8/31/26	3,658,000	3,598,843
1.375% 10/31/28	2,290,000	2,224,252
1.375% 12/31/28 (a)	4,360,000	4,233,288
1.375% 11/15/31	6,153,000	5,898,227
1.5% 1/15/23	3,496,000	3,509,520
1.5% 9/30/24	1,066,000	1,063,335
1.5% 10/31/24	641,000	639,222
1.5% 11/30/24	4,483,000	4,468,465
1.5% 8/15/26	192,000	189,960
1.5% 1/31/27	4,376,000	4,324,377
1.5% 11/30/28	4,526,000	4,431,237
1.5% 2/15/30	8,582,000	8,382,871
1.625% 11/15/22	211,000	212,129
1.625% 12/15/22	4,336,000	4,359,035
1.625% 2/15/26	10,000	9,956
1.625% 5/15/26	222,000	220,881
1.625% 9/30/26	199,000	197,896
1.625% 10/31/26	3,500,000	3,480,723
1.625% 8/15/29	808,000	797,837
1.625% 5/15/31	6,273,000	6,163,958
1.75% 1/31/23	2,671,000	2,687,798
1.75% 6/30/24 (a)	1,098,000	1,103,147
1.75% 7/31/24	720,000	723,319
1.75% 12/31/24	1,000	1,004
1.75% 12/31/26	2,030,000	2,029,921
1.75% 11/15/29	839,000	836,280
1.875% 7/31/26	105,000	105,541
1.875% 2/15/32	3,380,000	3,394,260
2% 11/30/22	242,000	243,891
2% 5/31/24	1,618,000	1,634,749
2% 2/15/25	56,000	56,582
2% 8/15/25	422,000	426,138
2% 11/15/26	2,382,000	2,408,518
2.125% 12/31/22	69,000	69,636
2.125% 3/31/24	2,417,000	2,447,873
2.125% 5/15/25	734,000	744,207
2.25% 4/30/24	2,642,000	2,683,075
2.25% 11/15/24	196,000	199,338
2.25% 12/31/24	894,000	909,680
2.25% 2/15/27	1,829,000	1,872,153
2.25% 8/15/27	1,597,000	1,636,488
2.25% 11/15/27	1,713,000	1,755,156
2.375% 1/31/23	92,000	93,100
2.375% 2/29/24	6,467,000	6,580,930
2.375% 8/15/24	200,000	203,828
2.375% 4/30/26	626,000	641,699
2.375% 5/15/27	2,224,000	2,291,328
2.375% 5/15/29	1,105,000	1,146,308
2.5% 3/31/23	67,000	67,966
2.5% 1/31/24	7,562,000	7,710,286
2.5% 5/15/24	200,000	204,195
2.5% 2/28/26	1,670,000	1,718,795
2.625% 2/28/23	122,000	123,830
2.625% 6/30/23	4,568,000	4,649,546
2.625% 12/31/23 (a)	223,000	227,800
2.625% 3/31/25	1,463,000	1,505,804
2.625% 12/31/25	1,867,000	1,929,574
2.625% 1/31/26	998,000	1,031,605
2.625% 2/15/29	2,771,000	2,916,261
2.75% 5/31/23	237,000	241,481
2.75% 7/31/23	425,000	433,749
2.75% 8/31/23	23,000	23,482
2.75% 11/15/23	202,000	206,584
2.75% 2/28/25	971,000	1,002,102
2.75% 6/30/25	1,403,000	1,451,228
2.75% 8/31/25	17,000	17,598
2.75% 2/15/28	1,629,000	1,716,750
2.875% 9/30/23 (a)	2,531,000	2,591,012
2.875% 10/31/23	36,000	36,866
2.875% 11/30/23	870,000	891,920
2.875% 4/30/25	4,817,000	4,995,191
2.875% 5/31/25	104,000	107,880
2.875% 7/31/25	3,667,000	3,811,102
2.875% 11/30/25	629,000	655,266
2.875% 5/15/28	6,532,000	6,937,188
2.875% 8/15/28	15,612,000	16,611,534
3% 9/30/25	2,655,000	2,774,060
3% 10/31/25	3,689,000	3,856,014
3.125% 11/15/28	7,048,000	7,623,128
		586,392,368
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $626,277,034)		609,443,879
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.07% (b)	974,376	$974,571
Fidelity Securities Lending Cash Central Fund 0.07% (b)(c)	23,025,555	23,027,858
TOTAL MONEY MARKET FUNDS
(Cost $24,002,429)		24,002,429
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $650,279,463)		633,446,308
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(22,376,863)
NET ASSETS - 100%		$611,069,445

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$1,571,790	$34,804,351	$35,401,570	$527	$--	$--	$974,571	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	17,396,089	88,459,412	82,827,643	8,154	--	--	23,027,858	0.1%
Total	$18,967,879	$123,263,763	$118,229,213	$8,681	$--	$--	$24,002,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$609,443,879	$--	$609,443,879	$--
Money Market Funds	24,002,429	24,002,429	--	--
Total Investments in Securities:	$633,446,308	$24,002,429	$609,443,879	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,663,166) — See accompanying schedule: Unaffiliated issuers (cost $626,277,034)	$609,443,879
Fidelity Central Funds (cost $24,002,429)	24,002,429
Total Investment in Securities (cost $650,279,463)		$633,446,308
Receivable for investments sold		15,504,373
Receivable for fund shares sold		6,457,598
Interest receivable		1,647,920
Distributions receivable from Fidelity Central Funds		1,491
Total assets		657,057,690
Liabilities
Payable for investments purchased	$21,906,199
Payable for fund shares redeemed	1,052,324
Distributions payable	4
Other payables and accrued expenses	1,860
Collateral on securities loaned	23,027,858
Total liabilities		45,988,245
Net Assets		$611,069,445
Net Assets consist of:
Paid in capital		$629,836,233
Total accumulated earnings (loss)		(18,766,788)
Net Assets		$611,069,445
Net Asset Value, offering price and redemption price per share ($611,069,445 ÷ 59,273,774 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$3,237,439
Income from Fidelity Central Funds (including $8,154 from security lending)		8,681
Total income		3,246,120
Expenses
Custodian fees and expenses	$3,707
Independent trustees' fees and expenses	961
Total expenses before reductions	4,668
Expense reductions	(1)
Total expenses after reductions		4,667
Net investment income (loss)		3,241,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,753,927)
Total net realized gain (loss)		(1,753,927)
Change in net unrealized appreciation (depreciation) on investment securities		(22,029,680)
Net gain (loss)		(23,783,607)
Net increase (decrease) in net assets resulting from operations		$(20,542,154)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,241,453	$4,425,295
Net realized gain (loss)	(1,753,927)	107,692
Change in net unrealized appreciation (depreciation)	(22,029,680)	(7,609,920)
Net increase (decrease) in net assets resulting from operations	(20,542,154)	(3,076,933)
Distributions to shareholders	(3,241,476)	(8,083,256)
Share transactions
Proceeds from sales of shares	118,857,372	388,572,452
Reinvestment of distributions	3,241,476	8,082,881
Cost of shares redeemed	(58,179,914)	(55,075,458)
Net increase (decrease) in net assets resulting from share transactions	63,918,934	341,579,875
Total increase (decrease) in net assets	40,135,304	330,419,686
Net Assets
Beginning of period	570,934,141	240,514,455
End of period	$611,069,445	$570,934,141
Other Information
Shares
Sold	11,290,148	36,179,552
Issued in reinvestment of distributions	308,298	744,403
Redeemed	(5,546,296)	(5,112,343)
Net increase (decrease)	6,052,150	31,811,612

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$11.23	$10.76	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.058	.118	.197	.239	.010
Net realized and unrealized gain (loss)	(.420)	(.323)	.504	.782	–D
Total from investment operations	(.362)	(.205)	.701	1.021	.010
Distributions from net investment income	(.058)	(.125)	(.200)	(.261)	(.010)
Distributions from net realized gain	–	(.170)	(.031)	–	–
Total distributions	(.058)	(.295)	(.231)	(.261)	(.010)
Net asset value, end of period	$10.31	$10.73	$11.23	$10.76	$10.00
Total ReturnE,F	(3.39)%	(1.85)%	6.60%	10.40%	.10%
Ratios to Average Net AssetsC,G,H
Expenses before reductionsI	- %J	-%	-%	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	-%	-%	- %J
Expenses net of all reductionsI	- %J	-%	-%	-%	- %J
Net investment income (loss)	1.11%J	1.11%	1.80%	2.37%	2.54%J
Supplemental Data
Net assets, end of period (000 omitted)	$611,069	$570,934	$240,514	$138,041	$1,491
Portfolio turnover rateK	36%J	23%	37%	59%	4%L

 A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,722,356
Gross unrealized depreciation	(19,684,309)
Net unrealized appreciation (depreciation)	$(16,961,953)
Tax cost	$650,408,261

The Fund elected to defer to its next fiscal year approximately $103,592 of capital losses recognized during the period November 1, 2020 to August 31, 2021.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Government Bond Index Fund	$881	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Government Bond Index Fund	- %-C
Actual		$1,000.00	$966.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans. The Board noted that there was a portfolio management change for the fund in October 2020.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XGB-SANN-0422
1.9891226.103

Fidelity Flex® Funds

Fidelity Flex® Core Bond Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	57.5%
AAA	5.3%
AA	1.1%
A	5.2%
BBB	14.5%
BB and Below	13.3%
Not Rated	3.2%
Equities	0.1%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Corporate Bonds	26.3%
U.S. Government and U.S. Government Agency Obligations	57.5%
Asset-Backed Securities	6.1%
CMOs and Other Mortgage Related Securities	3.5%
Municipal Bonds	0.3%
Stocks	0.1%
Other Investments	6.4%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investments - 11.8%

 ** Futures and Swaps - 1.9%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	$18,000	$16,695
3.8% 12/1/57	175,000	164,185
4.45% 4/1/24	3,000	3,132
5.15% 11/15/46	50,000	57,757
6.2% 3/15/40	40,000	48,778
6.3% 1/15/38	50,000	64,110
Verizon Communications, Inc.:
2.1% 3/22/28	54,000	52,155
2.55% 3/21/31	50,000	47,995
3% 3/22/27	13,000	13,152
4.862% 8/21/46	57,000	68,153
5.012% 4/15/49	4,000	4,837
		540,949
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	100,000	107,175
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	47,701
5.375% 5/1/47	55,000	58,039
5.75% 4/1/48	100,000	110,537
Comcast Corp. 6.45% 3/15/37	15,000	19,799
Discovery Communications LLC:
3.625% 5/15/30	30,000	30,165
4.65% 5/15/50	81,000	82,804
Fox Corp.:
4.03% 1/25/24	6,000	6,217
4.709% 1/25/29	9,000	9,823
5.476% 1/25/39	9,000	10,493
Time Warner Cable LLC:
5.875% 11/15/40	100,000	111,894
7.3% 7/1/38	120,000	150,203
		637,675
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	60,000	62,298
3.875% 4/15/30	100,000	103,409
4.375% 4/15/40	13,000	13,444
4.5% 4/15/50	26,000	27,107
		206,258

TOTAL COMMUNICATION SERVICES		1,492,057

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	200,000	200,727
3.125% 5/12/23 (a)	200,000	202,888
		403,615
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	17,000	17,811
3.6% 7/1/30	20,000	20,979
		38,790
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	34,000	34,580
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	7,000	7,543
AutoZone, Inc.:
3.625% 4/15/25	12,000	12,416
4% 4/15/30	55,000	58,445
Lowe's Companies, Inc. 4.5% 4/15/30	39,000	43,016
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	12,853
		134,273

TOTAL CONSUMER DISCRETIONARY		611,258

CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	138,357
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	104,474
4.35% 6/1/40	35,000	37,325
4.5% 6/1/50	100,000	110,038
4.75% 4/15/58	27,000	29,843
5.45% 1/23/39	20,000	23,826
5.55% 1/23/49	204,000	252,595
5.8% 1/23/59 (Reg. S)	34,000	43,579
The Coca-Cola Co.:
3.375% 3/25/27	63,000	66,370
3.45% 3/25/30	35,000	36,986
		843,393
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.95% 4/1/30	20,000	23,917
6.6% 4/1/50	30,000	41,738
		65,655
Food Products - 0.4%
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	200,000	188,002
3.625% 1/15/32 (a)	5,000	4,537
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	25,000	26,313
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	110,000	97,076
5.5% 1/15/30 (a)	30,000	30,997
6.5% 4/15/29 (a)	70,000	74,288
		421,213
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46	30,000	25,781
4.25% 8/9/42	27,000	24,651
4.5% 5/2/43	80,000	74,736
4.8% 2/14/29	40,000	43,212
BAT Capital Corp. 4.906% 4/2/30	100,000	106,767
Reynolds American, Inc. 7.25% 6/15/37	75,000	92,206
		367,353

TOTAL CONSUMER STAPLES		1,697,614

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,950
5.85% 2/1/35	25,000	29,405
Cenovus Energy, Inc.:
3.75% 2/15/52	10,000	9,023
4.25% 4/15/27	24,000	25,380
5.4% 6/15/47	14,000	15,753
6.75% 11/15/39	26,000	32,580
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,510
5.8% 6/1/45	10,000	11,944
DCP Midstream Operating LP:
3.875% 3/15/23	20,000	20,225
5.85% 5/21/43 (a)(b)	105,000	97,650
Enbridge, Inc.:
4% 10/1/23	20,000	20,516
4.25% 12/1/26	25,000	26,639
Energy Transfer LP:
3.75% 5/15/30	22,000	22,356
4.2% 9/15/23	6,000	6,170
4.25% 3/15/23	7,000	7,134
4.95% 6/15/28	172,000	184,984
5% 5/15/50	49,000	50,964
5.4% 10/1/47	51,000	54,575
5.8% 6/15/38	12,000	13,317
6% 6/15/48	8,000	8,976
Exxon Mobil Corp. 3.482% 3/19/30	160,000	168,949
Hess Corp.:
4.3% 4/1/27	57,000	60,260
7.125% 3/15/33	100,000	126,802
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,110
6.55% 9/15/40	65,000	79,995
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	13,771
MPLX LP:
4.5% 7/15/23	10,000	10,266
4.8% 2/15/29	6,000	6,574
4.875% 12/1/24	14,000	14,835
5.5% 2/15/49	17,000	19,393
Occidental Petroleum Corp.:
3.2% 8/15/26	5,000	4,999
3.5% 8/15/29	104,000	103,480
4.3% 8/15/39	2,000	1,890
4.4% 8/15/49	92,000	87,381
5.55% 3/15/26	50,000	53,735
6.2% 3/15/40	10,000	11,128
6.6% 3/15/46	36,000	43,020
7.5% 5/1/31	40,000	48,500
Ovintiv, Inc.:
5.15% 11/15/41	148,000	148,583
6.625% 8/15/37	15,000	18,251
7.375% 11/1/31	28,000	35,617
8.125% 9/15/30	26,000	33,362
Petroleos Mexicanos:
5.95% 1/28/31	160,000	148,792
6.35% 2/12/48	246,000	196,724
6.49% 1/23/27	20,000	20,530
6.5% 3/13/27	20,000	20,530
6.75% 9/21/47	210,000	172,914
6.84% 1/23/30	348,000	347,426
6.95% 1/28/60	88,000	72,653
7.69% 1/23/50	15,000	13,425
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,086
3.85% 4/9/25	5,000	5,196
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	197,388
3.6% 11/1/24	10,000	10,234
Sabine Pass Liquefaction LLC 4.5% 5/15/30	68,000	73,358
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	75,225
4.3% 3/4/24	100,000	103,690
4.55% 6/24/24	70,000	73,291
5.75% 6/24/44	35,000	41,076
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	10,000	10,074
Valero Energy Corp. 2.85% 4/15/25	3,000	3,022
Western Gas Partners LP:
4.65% 7/1/26	35,000	36,265
4.75% 8/15/28	6,000	6,210
		3,423,061
FINANCIALS - 8.9%
Banks - 3.5%
Bank of America Corp.:
2.299% 7/21/32 (b)	90,000	83,489
3.5% 4/19/26	160,000	165,727
3.705% 4/24/28 (b)	29,000	30,039
3.974% 2/7/30 (b)	325,000	340,378
Barclays PLC:
2.852% 5/7/26 (b)	200,000	199,927
4.375% 1/12/26	200,000	210,720
BNP Paribas SA 2.219% 6/9/26 (a)(b)	200,000	195,943
Citigroup, Inc.:
3.352% 4/24/25 (b)	36,000	36,720
4.3% 11/20/26	9,000	9,571
4.4% 6/10/25	81,000	84,982
4.412% 3/31/31 (b)	108,000	117,015
4.45% 9/29/27	393,000	419,737
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	10,000	10,199
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	210,814
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	37,000	35,979
3.797% 7/23/24 (b)	35,000	35,837
4.452% 12/5/29 (b)	300,000	324,344
4.493% 3/24/31 (b)	100,000	109,764
NatWest Group PLC:
5.125% 5/28/24	165,000	173,626
6% 12/19/23	175,000	185,630
6.1% 6/10/23	150,000	157,209
6.125% 12/15/22	80,000	82,652
NatWest Markets PLC 2.375% 5/21/23 (a)	200,000	201,352
Societe Generale 1.038% 6/18/25 (a)(b)	200,000	192,442
Wells Fargo & Co.:
2.406% 10/30/25 (b)	46,000	45,851
4.478% 4/4/31 (b)	149,000	162,639
5.013% 4/4/51 (b)	144,000	177,320
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	27,878
		4,027,784
Capital Markets - 2.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	22,937
Ares Capital Corp.:
3.875% 1/15/26	112,000	113,550
4.2% 6/10/24	63,000	65,076
Credit Suisse Group AG:
2.193% 6/5/26 (a)(b)	250,000	242,811
3.8% 6/9/23	250,000	255,514
Deutsche Bank AG New York Branch:
4.1% 1/13/26	100,000	103,591
5.882% 7/8/31 (b)	250,000	271,133
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	90,000	83,427
3.2% 2/23/23	35,000	35,429
3.691% 6/5/28 (b)	170,000	175,987
3.75% 5/22/25	50,000	51,718
3.8% 3/15/30	180,000	187,497
3.814% 4/23/29 (b)	75,000	77,837
6.75% 10/1/37	113,000	148,471
Moody's Corp.:
3.25% 1/15/28	10,000	10,357
3.75% 3/24/25	52,000	54,258
4.875% 2/15/24	9,000	9,438
Morgan Stanley:
3.125% 7/27/26	271,000	276,245
3.622% 4/1/31 (b)	102,000	105,448
3.737% 4/24/24 (b)	115,000	117,145
4.431% 1/23/30 (b)	197,000	212,525
5% 11/24/25	35,000	37,828
State Street Corp. 2.825% 3/30/23 (b)	7,000	7,006
		2,665,228
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	150,000	145,575
4.45% 4/3/26	150,000	156,630
6.5% 7/15/25	150,000	165,255
Ally Financial, Inc.:
1.45% 10/2/23	21,000	20,735
3.05% 6/5/23	80,000	80,950
5.125% 9/30/24	21,000	22,253
5.75% 11/20/25	80,000	85,172
5.8% 5/1/25	49,000	53,026
8% 11/1/31	23,000	30,296
Capital One Financial Corp.:
2.6% 5/11/23	64,000	64,539
3.65% 5/11/27	116,000	120,125
3.8% 1/31/28	39,000	40,608
Discover Financial Services:
3.95% 11/6/24	80,000	83,024
4.1% 2/9/27	59,000	61,878
4.5% 1/30/26	74,000	78,753
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	202,950
5.584% 3/18/24	200,000	208,000
Synchrony Financial:
2.85% 7/25/22	11,000	11,058
3.95% 12/1/27	217,000	223,545
4.375% 3/19/24	13,000	13,442
5.15% 3/19/29	50,000	54,363
Toyota Motor Credit Corp. 2.9% 3/30/23	79,000	80,248
		2,002,425
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25	85,000	88,215
4.05% 7/1/30	44,000	45,648
4.125% 5/15/29	37,000	39,127
Equitable Holdings, Inc. 3.9% 4/20/23	4,000	4,093
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	151,830
Pine Street Trust I 4.572% 2/15/29 (a)	100,000	107,589
Pine Street Trust II 5.568% 2/15/49 (a)	100,000	118,849
		555,351
Insurance - 0.8%
AIA Group Ltd. 3.375% 4/7/30 (a)	200,000	207,620
American International Group, Inc.:
2.5% 6/30/25	100,000	100,441
3.4% 6/30/30	100,000	102,815
Five Corners Funding Trust II 2.85% 5/15/30 (a)	100,000	98,430
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	20,000	21,813
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	58,360
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	46,065
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	83,606
Unum Group:
3.875% 11/5/25	175,000	181,811
4% 6/15/29	31,000	32,750
		933,711

TOTAL FINANCIALS		10,184,499

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.5%
Centene Corp.:
2.45% 7/15/28	85,000	80,056
2.625% 8/1/31	40,000	36,882
3.375% 2/15/30	35,000	33,581
4.25% 12/15/27	35,000	35,828
4.625% 12/15/29	55,000	56,650
Cigna Corp.:
4.375% 10/15/28	133,000	144,154
4.8% 8/15/38	21,000	23,395
CVS Health Corp.:
3% 8/15/26	5,000	5,089
3.625% 4/1/27	18,000	18,862
4.78% 3/25/38	29,000	32,430
Sabra Health Care LP 3.2% 12/1/31	96,000	89,283
Toledo Hospital 5.325% 11/15/28	12,000	13,125
		569,335
Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.:
5.272% 8/28/23 (b)	18,000	18,540
5.9% 8/28/28 (b)	7,000	7,562
Mylan NV 4.55% 4/15/28	20,000	21,317
Utah Acquisition Sub, Inc. 3.95% 6/15/26	20,000	20,651
Viatris, Inc.:
1.125% 6/22/22	27,000	27,011
1.65% 6/22/25	9,000	8,695
2.7% 6/22/30	44,000	41,074
3.85% 6/22/40	19,000	17,810
		162,660

TOTAL HEALTH CARE		731,995

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	41,460
The Boeing Co.:
5.04% 5/1/27	31,000	33,677
5.15% 5/1/30	31,000	34,241
5.705% 5/1/40	30,000	34,947
5.93% 5/1/60	30,000	35,623
		179,948
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	10,000	10,050
3.375% 7/1/25	56,000	56,652
3.875% 7/3/23	38,000	38,849
4.25% 2/1/24	29,000	29,945
		135,496
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	30,000	29,729
3.95% 7/1/24 (a)	13,000	13,300
4.25% 4/15/26 (a)	10,000	10,277
4.375% 5/1/26 (a)	10,000	10,298
		63,604

TOTAL INDUSTRIALS		379,048

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	28,000	29,145
5.85% 7/15/25	13,000	14,240
6.02% 6/15/26	25,000	27,896
6.1% 7/15/27	23,000	26,489
6.2% 7/15/30	20,000	23,671
		121,441
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (a)	15,000	14,141
2.45% 2/15/31 (a)	151,000	139,489
2.6% 2/15/33 (a)	134,000	122,290
3.5% 2/15/41 (a)	106,000	97,737
3.75% 2/15/51 (a)	50,000	46,655
		420,312
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	58,000	55,565
2.3% 3/25/28	92,000	87,659
2.8% 4/1/27	69,000	68,596
2.875% 3/25/31	120,000	114,535
		326,355

TOTAL INFORMATION TECHNOLOGY		868,108

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	59,000	63,841
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	48,303
American Homes 4 Rent LP 2.375% 7/15/31	7,000	6,436
Boston Properties, Inc.:
3.25% 1/30/31	34,000	33,940
4.5% 12/1/28	19,000	20,745
Corporate Office Properties LP:
2.25% 3/15/26	15,000	14,750
2.75% 4/15/31	11,000	10,337
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	9,907
3.5% 8/1/26	10,000	10,359
Healthpeak Properties, Inc.:
3.25% 7/15/26	4,000	4,134
3.5% 7/15/29	5,000	5,175
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	58,683
Kite Realty Group Trust 4.75% 9/15/30	3,000	3,231
LXP Industrial Trust (REIT) 2.7% 9/15/30	7,000	6,673
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	51,000	46,840
3.375% 2/1/31	32,000	30,270
3.625% 10/1/29	154,000	151,235
4.375% 8/1/23	34,000	34,883
4.5% 1/15/25	6,000	6,249
4.75% 1/15/28	59,000	61,793
Piedmont Operating Partnership LP 2.75% 4/1/32	14,000	13,006
Realty Income Corp.:
2.2% 6/15/28	8,000	7,753
2.85% 12/15/32	9,000	8,752
3.25% 1/15/31	9,000	9,125
3.4% 1/15/28	14,000	14,413
Simon Property Group LP 2.45% 9/13/29	14,000	13,522
Store Capital Corp.:
2.75% 11/18/30	19,000	17,935
4.625% 3/15/29	9,000	9,674
Ventas Realty LP:
3% 1/15/30	59,000	58,371
3.5% 2/1/25	65,000	66,961
4% 3/1/28	11,000	11,690
4.75% 11/15/30	100,000	111,708
Vornado Realty LP 2.15% 6/1/26	17,000	16,504
WP Carey, Inc.:
4% 2/1/25	28,000	29,230
4.6% 4/1/24	50,000	52,166
		1,004,753
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	104,180
3.95% 11/15/27	24,000	25,027
4.1% 10/1/24	6,000	6,215
4.55% 10/1/29	10,000	10,752
CBRE Group, Inc. 2.5% 4/1/31	50,000	47,346
Sun Communities Operating LP:
2.3% 11/1/28	16,000	15,113
2.7% 7/15/31	42,000	39,510
Tanger Properties LP 2.75% 9/1/31	43,000	39,112
		287,255

TOTAL REAL ESTATE		1,292,008

UTILITIES - 0.8%
Electric Utilities - 0.5%
Cleco Corporate Holdings LLC 3.375% 9/15/29	226,000	222,887
Duke Energy Corp. 2.45% 6/1/30	24,000	22,804
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	13,000	12,116
2.775% 1/7/32 (a)	44,000	41,419
Edison International 5.75% 6/15/27	100,000	111,013
Entergy Corp. 2.8% 6/15/30	25,000	24,025
Exelon Corp. 4.05% 4/15/30	18,000	19,101
FirstEnergy Corp. 7.375% 11/15/31	77,000	96,410
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,234
		560,009
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.:
3.3% 7/15/25 (a)	75,000	75,360
3.95% 7/15/30 (a)	66,000	67,333
		142,693
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	126,000	132,831
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	8,000	8,216
NiSource, Inc. 2.95% 9/1/29	65,000	64,087
Puget Energy, Inc. 4.1% 6/15/30	29,000	30,078
		235,212

TOTAL UTILITIES		937,914

TOTAL NONCONVERTIBLE BONDS
(Cost $21,286,893)		21,681,403

U.S. Treasury Obligations - 42.4%
U.S. Treasury Bonds:
1.75% 8/15/41	$607,000	$556,353
1.875% 11/15/51	3,122,000	2,912,728
2% 11/15/41	617,000	590,681
2% 8/15/51	4,588,000	4,400,896
2.25% 2/15/52	690,000	702,938
2.875% 5/15/49	894,000	1,015,703
3% 2/15/47	703,000	798,454
U.S. Treasury Notes:
0.125% 1/31/23	2,100,000	2,081,953
0.25% 5/15/24	19,000	18,472
0.25% 9/30/25	1,100,000	1,044,055
0.25% 10/31/25	500,000	473,926
0.375% 12/31/25	3,217,000	3,057,155
0.75% 3/31/26	1,585,000	1,523,396
0.75% 4/30/26	3,140,000	3,014,645
0.875% 9/30/26	1,000,000	961,367
1.125% 10/31/26	2,000,000	1,943,438
1.125% 8/31/28	1,710,000	1,636,523
1.125% 2/15/31	655,000	617,107
1.25% 12/31/26	1,500,000	1,465,313
1.25% 5/31/28	4,452,000	4,304,354
1.25% 9/30/28	370,000	356,674
1.375% 11/15/31	4,899,000	4,696,151
1.75% 12/31/24	880,000	883,197
1.75% 1/31/29	7,406,000	7,367,812
2.375% 4/30/26	608,000	623,248
2.5% 2/28/26	731,000	752,359
2.75% 2/28/25	582,000	600,642
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $49,809,958)		48,399,540

U.S. Government Agency - Mortgage Securities - 1.6%
Fannie Mae - 0.2%
2% 4/1/51 (c)	48,751	46,903
3% 10/1/51	146,379	148,987
4.5% 1/1/49 (c)	3,728	3,945

TOTAL FANNIE MAE		199,835

Freddie Mac - 0.1%
2% 3/1/51	47,703	45,924
2.5% 1/1/52	49,796	49,252

TOTAL FREDDIE MAC		95,176

Ginnie Mae - 0.1%
2% 3/1/52 (d)	50,000	48,872
2.5% 3/1/52 (d)	50,000	49,964
3% 1/20/50 (e)	18,786	19,153
3.5% 3/1/52 (d)	50,000	51,592

TOTAL GINNIE MAE		169,581

Uniform Mortgage Backed Securities - 1.2%
2% 3/1/37 (d)	100,000	99,234
2% 3/1/37 (d)	100,000	99,234
2% 3/1/52 (d)	50,000	47,934
2% 3/1/52 (d)	75,000	71,901
2% 4/1/52 (d)	50,000	47,856
2.5% 3/1/52 (d)	50,000	49,320
2.5% 3/1/52 (d)	100,000	98,641
2.5% 3/1/52 (d)	100,000	98,641
2.5% 3/1/52 (d)	75,000	73,980
3% 3/1/52 (d)	50,000	50,488
3% 3/1/52 (d)	200,000	201,953
3.5% 3/1/52 (d)	100,000	103,000
3.5% 3/1/52 (d)	50,000	51,500
3.5% 3/1/52 (d)	50,000	51,500
3.5% 3/1/52 (d)	50,000	51,500
3.5% 3/1/52 (d)	150,000	154,500
3.5% 3/1/52 (d)	50,000	51,500

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,402,682

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,875,336)		1,867,274

Asset-Backed Securities - 6.1%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$21,779	$19,286
Series 2021-2A Class A, 2.798% 1/15/47 (a)	247,625	239,879
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (a)(b)(f)	250,000	247,908
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 1.160% 1.4013% 10/15/34 (a)(b)(f)	250,000	248,479
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (a)(b)(f)	250,000	248,118
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (a)(b)(f)	250,000	249,939
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (a)(b)(f)	250,000	248,941
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5713% 1/17/33 (a)(b)(f)	283,000	283,000
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (a)	240,699	231,288
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(f)	250,000	249,426
Cedar Funding Ltd. Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.32% 4/20/35 (a)(b)(d)(f)	100,000	99,951
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (a)(b)(f)	250,000	247,348
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (a)(b)(f)	100,000	99,496
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (a)(b)(f)	100,000	99,557
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	48,000	49,176
Dryden Senior Loan Fund Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (a)(b)(f)	250,000	248,543
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (a)(b)(f)	100,000	99,483
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (a)(b)(f)	100,000	99,760
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 1.33% 4/15/35 (a)(b)(d)(f)	150,000	149,963
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (a)(b)(f)	250,000	249,838
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (a)(b)(f)	250,000	248,581
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (a)(b)(f)	250,000	248,152
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (a)(b)(f)	250,000	248,145
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (a)(b)(f)	250,000	247,818
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (a)(b)(f)	250,000	249,983
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	36,573	37,111
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	80,303	81,469
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	50,960	50,752
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	64,000	64,208
Class A2II, 4.008% 12/5/51 (a)	55,000	54,060
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(f)	250,000	249,939
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	202,378	193,980
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	46,000	46,573
1.884% 7/15/50 (a)	25,000	24,437
2.328% 7/15/52 (a)	16,000	15,633
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (a)(b)(d)(f)	250,000	249,875
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.5313% 4/18/33 (a)(b)(f)	250,000	248,410
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (a)(b)(f)	250,000	247,678
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	206,308	201,700
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	201,292	195,217
TOTAL ASSET-BACKED SECURITIES
(Cost $6,973,556)		6,913,100

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	85,305	84,877
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (a)	91,886	90,641
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	200,000	200,765
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $377,191)		376,283

Commercial Mortgage Securities - 3.2%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.25% 1/15/39 (a)(b)(f)	100,000	98,975
sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (a)	100,000	99,683
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (a)(b)(f)	34,000	33,744
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (a)(b)(f)	100,000	97,747
Class E, 1 month U.S. LIBOR + 1.940% 2.1395% 10/15/36 (a)(b)(f)	100,000	96,746
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (a)(b)(f)	149,000	147,508
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.3623% 2/15/39 (a)(b)(f)	100,000	98,923
Class C, CME TERM SOFR 1 MONTH + 1.560% 1.6117% 2/15/39 (a)(b)(f)	100,000	98,951
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.0108% 2/15/39 (a)(b)(f)	100,000	98,932
floater sequential payer Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (a)(b)(f)	84,280	83,757
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.816% 9/15/37 (a)(b)(f)	9,063	7,663
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (a)(b)(f)	70,000	69,733
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (a)(b)(f)	85,000	84,045
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	96,451	91,784
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (a)(b)(f)	99,275	98,160
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (a)(b)(f)	97,456	95,799
Class B, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (a)(b)(f)	97,456	95,039
Class C, 1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (a)(b)(f)	97,456	94,560
Class D, 1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (a)(b)(f)	97,456	94,084
COMM Mortgage Trust Series 2014-CR17 Class XA, 0.9572% 5/10/47 (b)(g)	72,231	1,235
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class B, 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (a)(b)(f)	100,000	98,997
Series 2018-SITE Class D, 4.782% 4/15/36 (a)(b)	100,000	96,563
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.441% 12/15/30 (a)(b)(f)	76,000	74,880
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (a)(b)(f)	124,000	121,442
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (a)(b)(f)	99,388	98,432
Class D, 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (a)(b)(f)	99,388	98,084
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (a)(b)(f)	100,000	98,932
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	20,000	20,421
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,171
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,067
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (a)(b)(f)	196,594	192,655
Class E, 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (a)(b)(f)	98,297	95,343
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.441% 8/15/33 (a)(b)(f)	18,605	18,487
Class C, 1 month U.S. LIBOR + 1.500% 1.691% 8/15/33 (a)(b)(f)	45,299	44,880
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	65,161
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	11,904
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	10,000	9,838
Class C, 3.1771% 11/10/36 (a)(b)	10,000	9,712
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.9617% 12/15/37 (a)(b)(f)	21,000	20,885
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5537% 12/15/37 (a)(b)(f)	19,635	19,598
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.992% 4/15/36 (a)(b)(f)	100,000	98,620
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.05% 2/15/39 (a)(b)(f)	27,000	26,873
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.7% 2/15/39 (a)(b)(f)	14,000	13,934
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (a)(b)(f)	100,000	97,997
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (a)(b)(f)	100,000	97,997
Class C, 1 month U.S. LIBOR + 1.320% 1.5201% 11/15/38 (a)(b)(f)	100,000	97,877
Class D, 1 month U.S. LIBOR + 1.570% 1.7693% 11/15/38 (a)(b)(f)	100,000	97,877
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	45,000	41,947
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	10,000	9,243
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (a)(b)(f)	200,000	198,122
Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	10,849
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.0143% 8/15/47 (b)(g)	693,036	13,629
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,793,510)		3,708,485

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	134,032
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	137,902
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	83,067
TOTAL MUNICIPAL SECURITIES
(Cost $321,077)		355,001

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic:
0.5% 7/9/30 (h)	$34,250	$10,926
1% 7/9/29	3,762	1,240
1.125% 7/9/35 (h)	62,749	18,605
Dominican Republic 5.95% 1/25/27 (a)	100,000	104,000
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	125,000	130,313
3.875% 4/16/50 (a)	15,000	16,050
Indonesian Republic 3.85% 10/15/30	200,000	212,038
State of Qatar 4.4% 4/16/50 (a)	50,000	57,813
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $549,442)		550,985

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $99,910)	100,000	100,739
	Shares	Value

Fixed-Income Funds - 25.9%
Fidelity Emerging Markets Debt Central Fund (i)	266,031	2,216,036
Fidelity Floating Rate Central Fund (i)	55,520	5,539,780
Fidelity International Credit Central Fund (i)	25,304	2,431,474
Fidelity Mortgage Backed Securities Central Fund (i)	123,413	13,107,719
Fidelity Specialized High Income Central Fund (i)	67,383	6,196,516
TOTAL FIXED-INCOME FUNDS
(Cost $30,455,438)		29,491,525

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.07% (j)
(Cost $2,256,067)	2,255,616	2,256,068
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $117,798,378)		115,700,403
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,619,097)
NET ASSETS - 100%		$114,081,306

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3.5% 3/1/52	$(50,000)	$(51,592)
Uniform Mortgage Backed Securities
2% 3/1/52	(50,000)	(47,934)
3% 3/1/52	(100,000)	(100,977)
3% 3/1/52	(50,000)	(50,489)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(199,400)

TOTAL TBA SALE COMMITMENTS
(Proceeds $249,338)		$(250,992)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3	June 2022	$645,680	$(2,067)	$(2,067)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	June 2022	118,281	(880)	(880)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	June 2022	156,688	(2,061)	(2,061)
TOTAL FUTURES CONTRACTS					$(5,008)

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$240,000	$365	$(3)	$362
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	105	116	221
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	20,000	105	54	159
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,000	53	54	107

TOTAL CREDIT DEFAULT SWAPS						$628	$221	$849

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2024	$355,000	$(4,040)	$0	$(4,040)
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	26,000	(501)	0	(501)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2052	10,000	(649)	0	(649)

TOTAL INTEREST RATE SWAPS							$(5,190)	$0	$(5,190)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,845,996 or 13.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,120.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $14,535.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$3,527,731	$33,562,808	$34,834,471	$1,005	$--	$--	$2,256,068	0.0%
Fidelity Emerging Markets Debt Central Fund	2,207,757	249,874	--	49,875	--	(241,595)	2,216,036	0.1%
Fidelity Floating Rate Central Fund	5,070,192	506,703	--	106,704	--	(37,115)	5,539,780	0.2%
Fidelity International Credit Central Fund	--	2,552,488	--	29,988	--	(121,014)	2,431,474	0.5%
Fidelity Mortgage Backed Securities Central Fund	7,461,781	6,130,360	--	130,417	--	(484,422)	13,107,719	0.7%
Fidelity Specialized High Income Central Fund	6,024,646	735,213	--	335,256	--	(563,343)	6,196,516	1.8%
Total	$24,292,107	$43,737,446	$34,834,471	$653,245	$--	$(1,447,489)	$31,747,593

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$21,681,403	$--	$21,681,403	$--
U.S. Government and Government Agency Obligations	48,399,540	--	48,399,540	--
U.S. Government Agency - Mortgage Securities	1,867,274	--	1,867,274	--
Asset-Backed Securities	6,913,100	--	6,913,100	--
Collateralized Mortgage Obligations	376,283	--	376,283	--
Commercial Mortgage Securities	3,708,485	--	3,708,485	--
Municipal Securities	355,001	--	355,001	--
Foreign Government and Government Agency Obligations	550,985	--	550,985	--
Supranational Obligations	100,739	--	100,739	--
Fixed-Income Funds	29,491,525	29,491,525	--	--
Money Market Funds	2,256,068	2,256,068	--	--
Total Investments in Securities:	$115,700,403	$31,747,593	$83,952,810	$--
Derivative Instruments:
Assets
Swaps	$628	$--	$628	$--
Total Assets	$628	$--	$628	$--
Liabilities
Futures Contracts	$(5,008)	$(5,008)	$--	$--
Swaps	(5,190)	--	(5,190)	--
Total Liabilities	$(10,198)	$(5,008)	$(5,190)	$--
Total Derivative Instruments:	$(9,570)	$(5,008)	$(4,562)	$--
Other Financial Instruments:
TBA Sale Commitments	$(250,992)	$--	$(250,992)	$--
Total Other Financial Instruments:	$(250,992)	$--	$(250,992)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$628	$0
Total Credit Risk	628	0
Interest Rate Risk
Futures Contracts(b)	0	(5,008)
Swaps(c)	0	(5,190)
Total Interest Rate Risk	0	(10,198)
Total Value of Derivatives	$628	$(10,198)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
Cayman Islands	5.0%
United Kingdom	1.9%
Mexico	1.2%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $85,086,873)	$83,952,810
Fidelity Central Funds (cost $32,711,505)	31,747,593
Total Investment in Securities (cost $117,798,378)		$115,700,403
Cash		78,522
Receivable for investments sold		1,064
Receivable for TBA sale commitments		249,338
Receivable for fund shares sold		65,385
Interest receivable		370,173
Distributions receivable from Fidelity Central Funds		235
Receivable for daily variation margin on centrally cleared OTC swaps		1,938
Bi-lateral OTC swaps, at value		628
Total assets		116,467,686
Liabilities
Payable for investments purchased
Regular delivery	$41,143
Delayed delivery	2,050,660
TBA sale commitments, at value	250,992
Payable for fund shares redeemed	37,913
Payable for daily variation margin on futures contracts	5,672
Total liabilities		2,386,380
Net Assets		$114,081,306
Net Assets consist of:
Paid in capital		$115,974,568
Total accumulated earnings (loss)		(1,893,262)
Net Assets		$114,081,306
Net Asset Value, offering price and redemption price per share ($114,081,306 ÷ 11,140,867 shares)		$10.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$780,153
Income from Fidelity Central Funds		375,181
Total income		1,155,334
Expenses
Independent trustees' fees and expenses	$156
Total expenses		156
Net investment income (loss)		1,155,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	407,549
Futures contracts	15,223
Swaps	(4,304)
Capital gain distributions from Fidelity Central Funds	278,064
Total net realized gain (loss)		696,532
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,917,277)
Fidelity Central Funds	(1,447,489)
Futures contracts	(4,277)
Swaps	(3,183)
TBA sale commitments	(320)
Total change in net unrealized appreciation (depreciation)		(5,372,546)
Net gain (loss)		(4,676,014)
Net increase (decrease) in net assets resulting from operations		$(3,520,836)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,155,178	$2,088,610
Net realized gain (loss)	696,532	144,453
Change in net unrealized appreciation (depreciation)	(5,372,546)	196,409
Net increase (decrease) in net assets resulting from operations	(3,520,836)	2,429,472
Distributions to shareholders	(1,680,565)	(4,335,864)
Share transactions
Proceeds from sales of shares	50,540,578	41,398,446
Reinvestment of distributions	1,680,563	4,335,864
Cost of shares redeemed	(20,592,534)	(30,557,707)
Net increase (decrease) in net assets resulting from share transactions	31,628,607	15,176,603
Total increase (decrease) in net assets	26,427,206	13,270,211
Net Assets
Beginning of period	87,654,100	74,383,889
End of period	$114,081,306	$87,654,100
Other Information
Shares
Sold	4,786,743	3,853,433
Issued in reinvestment of distributions	159,154	403,948
Redeemed	(1,941,114)	(2,845,834)
Net increase (decrease)	3,004,783	1,411,547

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$11.06	$10.43	$9.82	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.121	.278	.328	.355	.323	.145
Net realized and unrealized gain (loss)	(.475)	.032	.623	.614	(.355)	.209
Total from investment operations	(.354)	.310	.951	.969	(.032)	.354
Distributions from net investment income	(.124)	(.272)	(.321)	(.359)	(.316)	(.134)
Distributions from net realized gain	(.052)	(.328)	–	–	(.052)	–
Total distributions	(.176)	(.600)	(.321)	(.359)	(.368)	(.134)
Net asset value, end of period	$10.24	$10.77	$11.06	$10.43	$9.82	$10.22
Total ReturnD,E	(3.32)%	2.93%	9.30%	10.11%	(.30)%	3.55%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	2.32%I	2.59%	3.11%	3.59%	3.26%	2.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$114,081	$87,654	$74,384	$51,175	$34,273	$28,803
Portfolio turnover rateJ	68%I	139%	205%	102%	44%	60%K

 A For the period March 7, 2017 (commencement of operations) through August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, futures and options transactions, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,140,177
Gross unrealized depreciation	(3,201,940)
Net unrealized appreciation (depreciation)	$(2,061,763)
Tax cost	$117,751,163

The Fund elected to defer to its next fiscal year approximately $37,286 of capital losses recognized during the period November 1, 2020 to August 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(739)	$2,019
Total Credit Risk	$(739)	$2,019
Interest Rate Risk
Futures Contracts	$15,223	$(4,277)
Purchase Options	(182)	(78)
Swaps	(3,565)	(5,202)
Total Interest Rate Risk	$11,476	$(9,557)
Totals	$10,737	$(7,538)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Core Bond Fund	27,132,664	13,726,336

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about June 10, 2022. The Fund will be closed to new accounts on or about June 3, 2022, with certain exceptions.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Flex Core Bond Fund	- %-C
Actual		$1,000.00	$966.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Core Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs. The Board noted there was a portfolio management change for the fund in September 2020.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZCD-SANN-0422
1.9881606.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022